UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21732

Mercer Funds

(Exact name of registrant as specified in charter)

99 High Street

Boston, MA 02110

(Address of principal executive offices)(Zip Code)

Scott M. Zoltowski, Esq.

Mercer Investment Management, Inc.

99 High Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code:(617) 747-9500

Date of fiscal year end: March 31, 2016

Date of reporting period: December 31, 2015

Item 1. Schedule of Investments. — The schedule of investments for the period ended December 31, 2015, is filed herewith.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.3%

	Agriculture — 0.8%

25,000	Monsanto Co.	2,463,000

	Apparel — 5.9%

197,300	LVMH Moet Hennessy Louis Vuitton SE, Unsponsored ADR	6,213,963
69,900	NIKE, Inc. Class B	4,368,750
56,775	Ralph Lauren Corp.	6,329,277
21,300	Under Armour, Inc. Class A* ‡	1,716,993

		18,628,983

	Auto Manufacturers — 0.7%

9,833	Tesla Motors, Inc.* ‡	2,360,018

	Beverages — 3.7%

15,625	Anheuser-Busch InBev NV, Sponsored ADR	1,953,125
55,880	Diageo Plc, Sponsored ADR	6,094,831
24,910	Monster Beverage Corp.*	3,710,594

		11,758,550

	Biotechnology — 10.9%

40,341	Alexion Pharmaceuticals, Inc.*	7,695,046
17,611	Biogen, Inc.*	5,395,130
26,095	Celgene Corp.*	3,125,137
32,281	Illumina, Inc.*	6,196,176
13,309	Incyte Corp.*	1,443,361
16,228	Intercept Pharmaceuticals, Inc.* ‡	2,423,652
8,300	Regeneron Pharmaceuticals, Inc.*	4,505,821
30,478	Vertex Pharmaceuticals, Inc.*	3,835,047

		34,619,370

	Commercial Services — 5.3%

217,762	Visa, Inc. Class A	16,887,443

	Computers — 3.9%

89,780	Apple, Inc.	9,450,243
47,124	Cognizant Technology Solutions Corp. Class A*	2,828,382

		12,278,625

	Diversified Financial Services — 2.1%

77,500	Charles Schwab Corp. (The)	2,552,075
9,753	IntercontinentalExchange Group, Inc.	2,499,304
132,500	LendingClub Corp.* ‡	1,464,125

		6,515,504

	Electrical Components & Equipment — 1.5%

116,096	Mobileye NV* ‡	4,908,539

See accompanying Notes to the Schedule of Investments.	1

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Electronics — 0.9%

92,483	Fitbit, Inc. Class A* ‡	2,736,572

	Food — 3.6%

89,275	General Mills, Inc.	5,147,596
84,850	Nestle SA, Sponsored ADR	6,314,537

		11,462,133

	Health Care - Products — 1.1%

21,836	DexCom, Inc.*	1,788,368
22,900	Edwards Lifesciences Corp.*	1,808,642

		3,597,010

	Internet — 21.3%

76,492	Alibaba Group Holding, Ltd., Sponsored ADR*	6,216,505
2,950	Alphabet, Inc. Class A*	2,295,130
11,415	Alphabet, Inc. Class C*	8,662,615
11,091	Amazon.com, Inc.*	7,496,296
11,900	Baidu, Inc., Sponsored ADR*	2,249,576
68,641	Facebook, Inc. Class A*	7,183,967
26,269	LinkedIn Corp. Class A*	5,912,627
25,319	MercadoLibre, Inc.‡	2,894,974
22,900	Netflix, Inc.*	2,619,302
10,977	Priceline Group (The), Inc.*	13,995,126
83,879	Splunk, Inc.*	4,932,924
130,850	Twitter, Inc.*	3,027,869

		67,486,911

	Media — 8.1%

83,025	AMC Networks, Inc. Class A* ‡	6,200,307
124,050	Comcast Corp. Class A	7,000,142
109,675	Time Warner, Inc.	7,092,682
53,125	Walt Disney Co. (The)	5,582,375

		25,875,506

	Miscellaneous - Manufacturing — 0.6%

8,837	Acuity Brands, Inc.	2,066,091

	Oil & Gas Services — 1.0%

42,300	FMC Technologies, Inc.*	1,227,123
25,900	Schlumberger, Ltd.	1,806,525

		3,033,648

	Pharmaceuticals — 3.0%

25,500	BioMarin Pharmaceutical, Inc.*	2,671,380
58,619	Bristol-Myers Squibb Co.	4,032,401
46,149	Novo Nordisk AS, Sponsored ADR	2,680,334

		9,384,115

2	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Retail — 14.0%

101,425	Cheesecake Factory (The), Inc.	4,676,707
4,750	Chipotle Mexican Grill, Inc.*	2,279,288
29,041	CVS Health Corp.	2,839,339
114,345	Lululemon Athletica, Inc.* ‡	5,999,682
69,650	McDonald’s Corp.	8,228,451
29,900	Starbucks Corp.	1,794,897
48,850	Tiffany & Co.	3,726,766
136,350	Wal-Mart Stores, Inc.	8,358,255
110,450	Williams-Sonoma, Inc.	6,451,384

		44,354,769

	Semiconductors — 0.7%

29,783	Skyworks Solutions, Inc.	2,288,228

	Software — 4.7%

54,346	Adobe Systems, Inc.*	5,105,263
12,500	athenahealth, Inc.* ‡	2,012,125
32,100	Cerner Corp.*	1,931,457
33,200	Salesforce.com, Inc.*	2,602,880
38,858	ServiceNow, Inc.*	3,363,549

		15,015,274

	Telecommunications — 0.4%

6,400	Palo Alto Networks, Inc.*	1,127,296

	Transportation — 2.1%

70,600	United Parcel Service, Inc. Class B	6,793,838

	TOTAL COMMON STOCKS (COST $284,947,374)	305,641,423

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 9.7%

	Bank Deposit — 3.5%

11,226,444	State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/04/16	11,226,444

	Securities Lending Collateral — 6.2%

19,821,377	State Street Institutional U.S. Government Money Market Fund, Premier Class***	19,821,377

	TOTAL SHORT-TERM INVESTMENTS (COST $31,047,821)	31,047,821

	TOTAL INVESTMENTS — 106.0% (Cost $315,995,195)	336,689,244

	Other Assets and Liabilities (net) — (6.0)%	(19,172,288)

	NET ASSETS — 100.0%	$317,516,956

See accompanying Notes to the Schedule of Investments.	3

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

*	Non-income producing security

‡	All or a portion of this security is out on loan.

***	Represents an investment of securities lending cash collateral.

4	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
38	NASDAQ 100 E-mini Index	March 2016	$3,486,690	$37,212
50	S&P 500 E-mini Index	March 2016	5,088,500	89,062
12	S&P Mid 400 E-mini Index	March 2016	1,672,200	18,437

				$144,711

See accompanying Notes to the Schedule of Investments.	5

Mercer US Large Cap Growth Equity Fund

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	96.3
Futures Contracts	0.0
Short-Term Investments	9.7
Other Assets and Liabilities (net)	(6.0)

100.0%

6	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.9%

	Advertising — 0.5%

35,606	Interpublic Group of Cos. (The), Inc.	828,908
11,477	Omnicom Group, Inc.	868,350

		1,697,258

	Aerospace & Defense — 4.3%

10,841	General Dynamics Corp.	1,489,120
8,313	Lockheed Martin Corp.	1,805,168
24,403	Northrop Grumman Corp.	4,607,530
25,871	Raytheon Co.	3,221,716
24,389	United Technologies Corp.	2,343,051

		13,466,585

	Agriculture — 0.1%

3,310	Monsanto Co.	326,101

	Airlines — 2.5%

52,260	American Airlines Group, Inc.	2,213,211
92,641	Delta Air Lines, Inc.	4,695,972
14,298	United Continental Holdings, Inc.*	819,276

		7,728,459

	Auto Manufacturers — 1.9%

81,003	General Motors Co.	2,754,912
23,300	Oshkosh Corp.	909,632
18,530	Toyota Motor Corp., Sponsored ADR‡	2,279,931

		5,944,475

	Auto Parts & Equipment — 0.9%

27,400	Goodyear Tire & Rubber Co. (The)	895,158
6,202	Lear Corp.	761,792
32,394	Magna International, Inc. Class A	1,313,900

		2,970,850

	Banks — 4.9%

209,200	Bank of America Corp.	3,520,836
18,665	BB&T Corp.	705,724
53,621	Capital One Financial Corp.	3,870,364
29,029	Fifth Third Bancorp	583,483
23,131	PNC Financial Services Group, Inc.	2,204,615
78,843	Wells Fargo & Co.	4,285,905

		15,170,927

	Beverages — 2.1%

86,573	AMBEV SA, ADR	386,116
17,649	Coca-Cola Co. (The)	758,201
47,320	Coca-Cola Enterprises, Inc.	2,330,037

See accompanying Notes to the Schedule of Investments.	7

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Beverages — continued

16,285	Molson Coors Brewing Co. Class B	1,529,487
15,257	PepsiCo, Inc.	1,524,479

		6,528,320

	Biotechnology — 0.1%

10,300	PTC Therapeutics, Inc.*	333,720

	Building Materials — 0.5%

61,200	Louisiana-Pacific Corp.*	1,102,212
12,300	Owens Corning	578,469

		1,680,681

	Chemicals — 3.4%

5,108	Ashland, Inc.	524,592
22,648	CF Industries Holdings, Inc.	924,265
44,698	Dow Chemical Co. (The)	2,301,053
16,000	Eastman Chemical Co.	1,080,160
38,790	Huntsman Corp.	441,042
32,063	LyondellBasell Industries NV Class A	2,786,275
14,655	Methanex Corp.	483,762
77,245	Mosaic Co. (The)	2,131,189

		10,672,338

	Commercial Services — 0.3%

3,716	McKesson Corp.	732,907
16,767	RELX NV, Sponsored ADR‡	282,188

		1,015,095

	Computers — 2.7%

7,189	Apple, Inc.	756,714
4,568	Brocade Communications Systems, Inc.	41,934
16,131	Computer Sciences Corp.	527,161
68,581	Hewlett Packard Enterprise Co.	1,042,431
65,800	HP, Inc.	779,072
9,021	International Business Machines Corp.	1,241,470
42,959	NetApp, Inc.	1,139,703
21,189	SanDisk Corp.	1,610,152
21,677	Seagate Technology Plc‡	794,679
7,979	Western Digital Corp.	479,139

		8,412,455

	Cosmetics & Personal Care — 0.2%

20,747	L’Oreal SA, Unsponsored ADR	700,211

	Diversified Financial Services — 12.4%

41,442	Ally Financial, Inc.*	772,479
44,753	Berkshire Hathaway, Inc. Class B*	5,909,186
29,320	Blackstone Group (The), LP	857,317

8	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Diversified Financial Services — continued

33,103	Charles Schwab Corp. (The)	1,090,082
163,651	Citigroup, Inc.	8,468,939
29,391	Discover Financial Services	1,575,945
36,054	E*TRADE Financial Corp.*	1,068,640
11,083	FNF Group	384,247
144,954	JPMorgan Chase & Co.	9,571,313
105,730	KKR & Co., LP	1,648,331
48,936	Morgan Stanley	1,556,654
53,515	Navient Corp.	612,747
174,500	Nomura Holdings, Inc., Sponsored ADR	968,475
9,805	Raymond James Financial, Inc.	568,396
64,900	Santander Consumer USA Holdings, Inc.*	1,028,665
59,282	Synchrony Financial*	1,802,766
21,542	TD Ameritrade Holding Corp.	747,723

		38,631,905

	Electric — 0.3%

92,727	AES Corp.	887,397

	Electrical Components & Equipment — 0.2%

12,864	Emerson Electric Co.	615,285

	Electronics — 0.7%

67,102	Flextronics International, Ltd.*	752,214
45,107	Tyco International Plc	1,438,462

		2,190,676

	Engineering & Construction — 0.8%

26,100	AECOM*	783,783
21,300	Chicago Bridge & Iron Co. NV‡	830,487
17,234	Fluor Corp.	813,789

		2,428,059

	Entertainment — 0.2%

8,845	Six Flags Entertainment Corp.	485,944

	Food — 1.9%

23,102	ConAgra Foods, Inc.	973,980
15,186	Kellogg Co.	1,097,492
115,127	Koninklijke Ahold NV, Sponsored ADR	2,433,209
14,321	Mondelez International, Inc. Class A	642,154
15,335	Tyson Foods, Inc. Class A	817,816

		5,964,651

	Forest Products & Paper — 0.2%

13,390	International Paper Co.	504,803

	Gas — 0.2%

16,251	Energen Corp.	666,129

See accompanying Notes to the Schedule of Investments.	9

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Health Care - Products — 1.6%

35,158	Boston Scientific Corp.*	648,313
24,971	Johnson & Johnson	2,565,021
13,391	Medtronic Plc	1,030,036
6,366	Zimmer Biomet Holdings, Inc.	653,088

		4,896,458

	Health Care - Services — 1.1%

12,000	Anthem, Inc.	1,673,280
6,494	Quest Diagnostics, Inc.	461,983
11,259	UnitedHealth Group, Inc.	1,324,509

		3,459,772

	Holding Companies - Diversified — 0.2%

29,600	Horizon Pharma Plc* ‡	641,432

	Household Products & Wares — 0.2%

10,600	Tupperware Brands Corp.	589,890

	Insurance — 7.5%

23,688	ACE, Ltd.	2,767,943
26,748	Allstate Corp. (The)	1,660,783
30,616	American International Group, Inc.	1,897,274
7,131	Aon Plc	657,549
913	Arch Capital Group, Ltd.*	63,682
7,207	Cigna Corp.	1,054,600
34,424	Hartford Financial Services Group, Inc. (The)	1,496,067
79,872	MetLife, Inc.	3,850,629
23,055	Prudential Financial, Inc.	1,876,908
32,252	Travelers Cos., Inc. (The)	3,639,961
60,170	Voya Financial, Inc.	2,220,875
56,879	XL Group Plc	2,228,519

		23,414,790

	Internet — 0.6%

1,470	Alphabet, Inc. Class A*	1,143,675
32,491	eBay, Inc.*	892,852

		2,036,527

	Iron & Steel — 0.4%

24,240	Reliance Steel & Aluminum Co.	1,403,738

	Leisure Time — 0.3%

17,941	Carnival Corp.	977,426

	Lodging — 0.2%

9,287	Marriott International, Inc. Class A	622,600

10	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Machinery - Construction & Mining — 0.5%

13,570	Caterpillar, Inc.	922,217
30,182	Terex Corp.	557,764

		1,479,981

	Media — 3.8%

47,837	CBS Corp. Class B	2,254,558
13,745	Comcast Corp. Class A	775,630
7,714	Liberty Broadband Corp. Class C*	400,048
37,011	Liberty Global Plc Series C*	1,508,939
3,401	Liberty Global Plc LiLAC Class C*	146,243
13,138	Liberty Media Corp. Series C*	500,295
2,026	Scripps Networks Interactive, Inc. Class A	111,855
331,243	Sirius XM Holdings, Inc.* ‡	1,348,159
23,643	Time Warner, Inc.	1,528,993
9,761	Time, Inc.	152,955
28,100	Tribune Media Co. Class A	950,061
8,722	Twenty-First Century Fox, Inc. Class A	236,890
49,314	Viacom, Inc. Class B	2,029,764

		11,944,390

	Metal Fabricate & Hardware — 0.1%

1,877	Precision Castparts Corp.	435,483

	Mining — 0.7%

31,655	Barrick Gold Corp.	233,614
2,695	BHP Billiton Plc, ADR	61,042
19,656	Newmont Mining Corp.	353,611
14,914	Vulcan Materials Co.	1,416,383

		2,064,650

	Miscellaneous - Manufacturing — 2.7%

4,927	Crane Co.	235,708
1,108	Dover Corp.	67,931
12,700	Eaton Corp. Plc	660,908
9,737	Honeywell International, Inc.	1,008,461
27,733	Illinois Tool Works, Inc.	2,570,294
16,264	Ingersoll-Rand Plc	899,237
13,618	Parker-Hannifin Corp.	1,320,674
21,117	Pentair Plc	1,045,925
15,629	Textron, Inc.	656,574

		8,465,712

	Office & Business Equipment — 0.3%

90,078	Xerox Corp.	957,529

	Oil & Gas — 9.3%

15,185	Anadarko Petroleum Corp.	737,687
14,140	Apache Corp.	628,806

See accompanying Notes to the Schedule of Investments.	11

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Oil & Gas — continued

100,766	BP Plc, Sponsored ADR‡	3,149,945
109,300	Canadian Natural Resources, Ltd.	2,386,019
17,326	Cimarex Energy Co.	1,548,598
18,300	Devon Energy Corp.	585,600
5,862	Diamondback Energy, Inc.*	392,168
55,386	EOG Resources, Inc.	3,920,775
4,048	EQT Corp.	211,022
29,133	Hess Corp.	1,412,368
31,156	Marathon Petroleum Corp.	1,615,127
96,815	Occidental Petroleum Corp.	6,545,662
59,463	Phillips 66	4,864,073
2,115	Pioneer Natural Resources Co.	265,179
30,783	QEP Resources, Inc.	412,492
3,531	Valero Energy Corp.	249,677

		28,925,198

	Oil & Gas Services — 1.2%

35,721	National Oilwell Varco, Inc.	1,196,297
38,031	Schlumberger, Ltd.	2,652,662

		3,848,959

	Packaging & Containers — 0.7%

16,523	Crown Holdings, Inc.*	837,716
11,193	Packaging Corp. of America	705,719
14,290	WestRock Co.	651,910

		2,195,345

	Pharmaceuticals — 7.2%

18,900	AbbVie, Inc.	1,119,636
1,403	Allergan plc*	438,438
8,882	Bristol-Myers Squibb Co.	610,993
14,635	Cardinal Health, Inc.	1,306,466
13,532	Eli Lilly & Co.	1,140,206
8,100	Endo International Plc*	495,882
42,419	Express Scripts Holding Co.*	3,707,845
14,851	Gilead Sciences, Inc.	1,502,773
3,500	Jazz Pharmaceuticals Plc*	491,960
8,900	Mallinckrodt Plc*	664,207
66,483	Merck & Co., Inc.	3,511,632
12,800	Mylan NV* ‡	692,096
157,264	Pfizer, Inc.	5,076,482
3,305	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	216,940
13,800	Valeant Pharmaceuticals International, Inc.*	1,402,770

		22,378,326

	REITS — 0.7%

16,433	American Homes 4 Rent Class A REIT	273,774
27,748	Communications Sales & Leasing, Inc. REIT*	518,610

12	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	REITS — continued

51,900	Hatteras Financial Corp. REIT	682,485
86,030	Two Harbors Investment Corp. REIT	696,843

		2,171,712

	Retail — 3.6%

43,946	Bed Bath & Beyond, Inc.*	2,120,395
10,821	Best Buy Co., Inc.	329,499
15,894	CVS Health Corp.	1,553,956
3,168	Darden Restaurants, Inc.	201,612
9,200	Dillard’s, Inc. Class A‡	604,532
16,100	DSW, Inc. Class A‡	384,146
19,800	Kohl’s Corp.	943,074
23,078	Macy’s, Inc.	807,268
56,395	Michael Kors Holdings, Ltd.*	2,259,184
37,809	Staples, Inc.	358,051
21,413	Target Corp.	1,554,798

		11,116,515

	Semiconductors — 2.1%

103,011	Applied Materials, Inc.	1,923,215
10,100	Lam Research Corp.	802,142
16,981	Microchip Technology, Inc.	790,296
144,285	Micron Technology, Inc.*	2,043,076
17,574	Texas Instruments, Inc.	963,231

		6,521,960

	Software — 2.2%

33,982	Activision Blizzard, Inc.	1,315,443
4,702	Citrix Systems, Inc.*	355,706
52,051	Microsoft Corp.	2,887,790
62,041	Oracle Corp.	2,266,358

		6,825,297

	Telecommunications — 6.1%

77,548	AT&T, Inc.	2,668,427
59,393	CenturyLink, Inc.	1,494,328
29,400	China Mobile, Ltd., Sponsored ADR	1,656,102
228,133	Cisco Systems, Inc.	6,194,952
67,441	Corning, Inc.	1,232,821
11,926	Harris Corp.	1,036,369
30,269	Juniper Networks, Inc.	835,424
69,692	Mobile Telesystems PJSC, Sponsored ADR	430,697
3,748	Motorola Solutions, Inc.	256,551
11,450	NTT DoCoMo, Inc., Sponsored ADR	234,725
66,343	Verizon Communications, Inc.	3,066,373

		19,106,769

See accompanying Notes to the Schedule of Investments.	13

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares		Description	Value ($)

		Transportation — 0.3%

6,765		FedEx Corp.	1,007,917

		TOTAL COMMON STOCKS (COST $300,945,168)	296,510,700

		INVESTMENT COMPANY — 0.5%

		Investment Company — 0.5%

16,183		iShares Russell 1000 Value Index Fund‡	1,583,668

		TOTAL INVESTMENT COMPANY (COST $1,601,051)	1,583,668

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 6.5%

		Bank Deposit — 4.4%

13,609,999		State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/04/16	13,609,999

		Securities Lending Collateral — 2.1%

6,731,170		State Street Institutional U.S. Government Money Market Fund, Premier Class***	6,731,170

		TOTAL SHORT-TERM INVESTMENTS (COST $20,341,169)	20,341,169

		TOTAL INVESTMENTS — 101.9% (Cost $322,887,388)	318,435,537

		Other Assets and Liabilities (net) — (1.9)%	(6,011,851)

		NET ASSETS — 100.0%	$312,423,686

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	*	Non-income producing security

	‡	All or a portion of this security is out on loan.

	***	Represents an investment of securities lending cash collateral.

14	See accompanying Notes to the Schedule of Investments.

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
89	S&P 500 E-mini Index	March 2016	$9,057,530	$8,786
16	S&P Mid 400 E-mini Index	March 2016	2,229,600	23,059

				$31,845

See accompanying Notes to the Schedule of Investments.	15

Mercer US Large Cap Value Equity Fund

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	94.9
Investment Company	0.5
Futures Contracts	0.0
Short-Term Investments	6.5
Other Assets and Liabilities (net)	(1.9)

100.0%

16	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.1%

	Advertising — 0.2%

38,580	Interpublic Group of Cos., Inc.	898,142

	Aerospace & Defense — 0.9%

34,350	BE Aerospace, Inc.	1,455,410
10,925	TransDigm Group, Inc.*	2,495,816

		3,951,226

	Airlines — 1.0%

28,885	Alaska Air Group, Inc.	2,325,532
12,604	Allegiant Travel Co.	2,115,329

		4,440,861

	Apparel — 0.6%

29,865	G-III Apparel Group, Ltd.*	1,321,825
49,833	Hanesbrands, Inc.	1,466,585

		2,788,410

	Auto Parts & Equipment — 0.5%

22,320	WABCO Holdings, Inc.*	2,282,443

	Banks — 1.9%

37,035	Bank of the Ozarks, Inc.	1,831,751
35,950	BankUnited, Inc.	1,296,357
62,160	FCB Financial Holdings, Inc. Class A*	2,224,706
45,860	First Republic Bank	3,029,512

		8,382,326

	Biotechnology — 1.8%

349,230	ARIAD Pharmaceuticals, Inc.* ‡	2,182,688
179,550	Merrimack Pharmaceuticals, Inc.* ‡	1,418,445
49,890	PTC Therapeutics, Inc.*	1,616,436
17,845	United Therapeutics Corp.*	2,794,705

		8,012,274

	Building Materials — 1.8%

50,326	Boise Cascade Co.*	1,284,823
138,580	Builders FirstSource, Inc.*	1,535,466
35,085	Headwaters, Inc.*	591,884
27,270	Lennox International, Inc.	3,406,023
6,687	Martin Marietta Materials, Inc.	913,311

		7,731,507

	Chemicals — 1.5%

56,900	Axalta Coating Systems, Ltd.*	1,516,385
75,945	PolyOne Corp.	2,412,013
26,060	W.R. Grace & Co.*	2,595,316

		6,523,714

See accompanying Notes to the Schedule of Investments.	17

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Coal — 0.2%

120,070	Consol Energy, Inc.‡	948,553

	Commercial Services — 7.0%

38,430	Aramark	1,239,367
21,059	Bright Horizons Family Solutions, Inc.*	1,406,741
16,630	CoStar Group, Inc.*	3,437,255
16,786	Euronet Worldwide, Inc.*	1,215,810
40,750	Genpact, Ltd.*	1,017,935
51,482	Heartland Payment Systems, Inc.	4,881,523
22,200	Huron Consulting Group, Inc.*	1,318,680
92,890	Nord Anglia Education, Inc.* ‡	1,883,809
54,113	On Assignment, Inc.*	2,432,379
34,290	Robert Half International, Inc.	1,616,431
64,500	Sabre Corp.	1,804,065
93,800	Service Corp. International	2,440,676
82,912	Team Health Holdings, Inc.*	3,639,008
46,960	Total System Services, Inc.	2,338,608

		30,672,287

	Computers — 4.4%

126,340	Fortinet, Inc.*	3,938,018
24,650	IHS, Inc. Class A*	2,919,299
80,629	j2 Global, Inc.	6,637,379
270,092	Logitech International SA	4,155,262
20,045	Synaptics, Inc.*	1,610,415

		19,260,373

	Distribution & Wholesale — 1.4%

141,095	HD Supply Holdings, Inc.*	4,237,083
64,190	Ingram Micro, Inc. Class A	1,950,092

		6,187,175

	Diversified Financial Services — 4.3%

29,056	Affiliated Managers Group, Inc.*	4,641,987
26,143	Ellie Mae, Inc.* ‡	1,574,593
30,170	Evercore Partners, Inc. Class A	1,631,292
47,936	Lazard, Ltd. Class A	2,157,599
213,613	LendingClub Corp.* ‡	2,360,424
58,660	Raymond James Financial, Inc.	3,400,520
47,802	WageWorks, Inc.*	2,168,777
64,577	WisdomTree Investments, Inc.	1,012,567

		18,947,759

	Entertainment — 0.8%

28,505	Vail Resorts, Inc.	3,648,355

	Food — 0.4%

39,321	WhiteWave Foods Co. (The) Class A*	1,529,980

18	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Hand & Machine Tools — 1.7%

42,115	Snap-on, Inc.	7,219,774

	Health Care - Products — 4.1%

56,521	ABIOMED, Inc.*	5,102,716
64,806	Bio-Techne Corp.	5,832,540
18,670	DexCom, Inc.*	1,529,073
125,366	Endologix, Inc.* ‡	1,241,123
37,505	Greatbatch, Inc.*	1,969,012
84,882	Wright Medical Group, Inc.*	2,052,447

		17,726,911

	Health Care - Services — 3.9%

67,344	Acadia Healthcare Co., Inc.*	4,206,306
35,770	Centene Corp.*	2,354,024
54,918	Envision Healthcare Holdings, Inc.*	1,426,220
11,070	ICON Plc*	860,139
11,519	Mettler-Toledo International, Inc.*	3,906,438
36,840	Quest Diagnostics, Inc.	2,620,798
21,742	WellCare Health Plans, Inc.*	1,700,442

		17,074,367

	Home Furnishings — 1.2%

26,056	Harman International Industries, Inc.	2,454,736
38,800	Tempur Sealy International, Inc.*	2,733,848

		5,188,584

	Household Products & Wares — 1.0%

78,040	Jarden Corp.*	4,457,645

	Insurance — 0.8%

44,720	Assurant, Inc.	3,601,749

	Internet — 2.7%

160,226	NIC, Inc.	3,153,248
173,268	Pandora Media, Inc.*	2,323,524
147,313	Quotient Technology, Inc.* ‡	1,004,675
68,513	Shutterstock, Inc.* ‡	2,215,710
35,115	Splunk, Inc.*	2,065,113
33,080	Yelp, Inc.* ‡	952,704

		11,714,974

	Leisure Time — 0.6%

66,089	Liberty TripAdvisor Holdings, Inc. Class A*	2,005,140
7,230	Polaris Industries, Inc.‡	621,419

		2,626,559

	Lodging — 0.6%

106,700	Diamond Resorts International, Inc.* ‡	2,721,917

See accompanying Notes to the Schedule of Investments.	19

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Machinery - Diversified — 4.1%

87,036	Graco, Inc.	6,272,685
44,690	Middleby Corp. (The)*	4,820,710
11,644	Wabtec Corp.	828,121
89,493	Zebra Technologies Corp. Class A*	6,233,187

		18,154,703

	Media — 0.9%

53,410	Nexstar Broadcasting Group, Inc. Class A	3,135,167
19,700	Tribune Media Co. Class A	666,057

		3,801,224

	Miscellaneous - Manufacturing — 1.0%

5,975	Acuity Brands, Inc.	1,396,955
11,540	AO Smith Corp.	884,079
23,463	Carlisle Cos., Inc.	2,080,934

		4,361,968

	Office Furnishings — 0.5%

119,790	Knoll, Inc.	2,252,052

	Oil & Gas — 0.9%

43,340	Gulfport Energy Corp.*	1,064,864
28,775	Tesoro Corp.	3,032,022

		4,096,886

	Oil & Gas Services — 0.9%

38,113	Core Laboratories NV‡	4,144,408

	Packaging & Containers — 0.5%

54,548	Berry Plastics Group, Inc.*	1,973,547

	Pharmaceuticals — 6.8%

107,539	ACADIA Pharmaceuticals, Inc.*	3,833,765
40,825	Akorn, Inc.*	1,523,181
50,265	Align Technology, Inc.*	3,309,950
17,287	Alkermes Plc*	1,372,242
20,485	Anacor Pharmaceuticals, Inc.*	2,314,190
41,190	DENTSPLY International, Inc.	2,506,412
34,077	Jazz Pharmaceuticals Plc*	4,789,863
82,170	Medivation, Inc.*	3,972,098
63,275	Neurocrine Biosciences, Inc.*	3,579,467
21,695	Pacira Pharmaceuticals, Inc.* ‡	1,665,959
7,334	Sirona Dental Systems, Inc.*	803,586

		29,670,713

	Real Estate — 0.6%

15,295	Jones Lang Lasalle, Inc.	2,445,059

20	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	REITS — 4.3%

56,316	CyrusOne, Inc. REIT	2,109,034
237,945	Equity Commonwealth REIT*	6,598,215
32,645	Extra Space Storage, Inc. REIT	2,879,615
195,232	Outfront Media, Inc. REIT	4,261,915
151,190	Starwood Property Trust, Inc. REIT	3,108,466

		18,957,245

	Retail — 9.4%

31,090	Asbury Automotive Group, Inc.*	2,096,710
22,225	Burlington Stores, Inc.*	953,453
25,302	Children’s Place (The), Inc.	1,396,670
67,507	DineEquity, Inc.	5,715,818
108,459	Dunkin’ Brands Group, Inc. ‡	4,619,269
51,800	Jack in the Box, Inc.	3,973,578
9,070	Lululemon Athletica, Inc.* ‡	475,903
28,865	Red Robin Gourmet Burgers, Inc.*	1,782,125
38,950	Restoration Hardware Holdings, Inc.* ‡	3,094,577
248,014	Sally Beauty Holdings, Inc.*	6,917,110
19,030	Signet Jewelers, Ltd.	2,353,821
71,610	Sonic Corp.	2,313,719
24,190	Ulta Salon Cosmetics & Fragrance, Inc.*	4,475,150
16,550	Williams-Sonoma, Inc.	966,685

		41,134,588

	Semiconductors — 1.2%

50,810	Integrated Device Technology, Inc.*	1,338,844
25,125	M/A-COM Technology Solutions Holdings, Inc.* ‡	1,027,361
278,900	ON Semiconductor Corp.*	2,733,220

		5,099,425

	Software — 13.6%

171,910	Allscripts Healthcare Solutions, Inc.*	2,643,976
18,731	athenahealth, Inc.* ‡	3,015,129
108,288	Blackbaud, Inc.	7,131,848
36,035	Broadridge Financial Solutions, Inc.	1,936,160
127,203	Cornerstone OnDemand, Inc.*	4,392,319
28,040	Guidewire Software, Inc.*	1,686,886
49,789	Imperva, Inc.*	3,152,142
106,476	MSCI, Inc. Class A	7,680,114
45,060	Paycom Software, Inc.*	1,695,608
53,059	Proofpoint, Inc.*	3,449,366
219,601	Qlik Technologies, Inc.*	6,952,568
47,340	ServiceNow, Inc.*	4,097,750
26,572	SS&C Technologies Holdings, Inc.	1,814,070
6,730	Tableau Software, Inc. Class A*	634,101
4,915	Ultimate Software Group (The), Inc.*	960,932
300,773	VeriFone Systems, Inc.*	8,427,659

		59,670,628

See accompanying Notes to the Schedule of Investments.	21

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares		Description	Value ($)

		Telecommunications — 2.6%

29,030		Arista Networks, Inc.* ‡	2,259,695
121,025		Ciena Corp.*	2,504,007
65,820		CommScope Holding Co., Inc.*	1,704,080
61,580		Infinera Corp.* ‡	1,115,830
22,250		Palo Alto Networks, Inc.*	3,919,115

			11,502,727

		Transportation — 1.5%

101,562		Expeditors International of Washington, Inc.	4,580,446
21,258		Genesee & Wyoming, Inc. Class A*	1,141,342
23,322		XPO Logistics, Inc.* ‡	635,525

			6,357,313

		TOTAL COMMON STOCKS (COST $375,234,587)	412,160,351

		WARRANTS — 0.0%

		Oil & Gas — 0.0%

27,862		Magnum Hunter Resources Corp., Strike Price $8.50, Expires 4/15/16* ‡ ****	—

		TOTAL WARRANTS (COST $—)	—

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 13.6%

		Bank Deposit — 5.9%

25,670,467		State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/04/16	25,670,467

		Securities Lending Collateral — 7.7%

33,604,743		State Street Institutional U.S. Government Money Market Fund, Premier Class***	33,604,743

		TOTAL SHORT-TERM INVESTMENTS (COST $59,275,210)	59,275,210

		TOTAL INVESTMENTS — 107.7% (Cost $434,509,797)	471,435,561

		Other Assets and Liabilities (net) — (7.7)%	(33,584,760)

		NET ASSETS — 100.0%	$437,850,801

		Notes to Schedule of Investments:

		REIT — Real Estate Investment Trust

	*	Non-income producing security

	‡	All or a portion of this security is out on loan.

	***	Represents an investment of securities lending cash collateral.

	****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2015 was $0.

22	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
114	Russell 2000 Mini Index	March 2016	$12,899,100	$177,850
11	S&P Mid 400 E-mini Index	March 2016	1,532,850	5,619
25	NASDAQ 100 E-mini Index	March 2016	2,293,875	(25,025)

				$158,444

See accompanying Notes to the Schedule of Investments.	23

Mercer US Small/Mid Cap Growth Equity Fund

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	94.1
Futures Contracts	0.0
Warrants	0.0
Short-Term Investments	13.6
Other Assets and Liabilities (net)	(7.7)

100.0%

24	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.3%

	Aerospace & Defense — 1.1%

89,110	KLX, Inc.*	2,743,697

22,262	Orbital ATK, Inc.	1,988,887

		4,732,584

	Airlines — 0.2%
32,330	JetBlue Airways Corp.*	732,275

	Apparel — 0.1%
61,481	Ascena Retail Group, Inc.* ‡	605,588

	Auto Parts & Equipment — 1.2%

157,725	Allison Transmission Holdings, Inc.	4,083,500
39,220	Tower International, Inc.	1,120,516

		5,204,016

	Banks — 5.2%

36,085	Ameris Bancorp	1,226,529
91,970	Capital Bank Financial Corp. Class A	2,941,201
94,285	Heritage Financial Corp.	1,776,329
19,178	International Bancshares Corp.	492,875
69,845	PacWest Bancorp	3,010,319
77,276	PrivateBancorp, Inc.	3,169,862
138,510	United Community Banks, Inc.	2,699,560
101,103	Webster Financial Corp.	3,760,021
105,725	Western Alliance Bancorp*	3,791,298

		22,867,994

	Biotechnology — 1.1%

29,000	Bio-Rad Laboratories, Inc. Class A*	4,021,140
15,300	Cambrex Corp.*	720,477

		4,741,617

	Building Materials — 0.4%

97,035	Louisiana-Pacific Corp.*	1,747,600

	Chemicals — 1.5%

66,370	Albemarle Corp.	3,717,384
43,240	Celanese Corp. Series A	2,911,349

		6,628,733

	Commercial Services — 5.8%

127,010	ADT Corp. (The)‡	4,188,790
34,550	CoreLogic, Inc.*	1,169,863
23,725	Euronet Worldwide, Inc.*	1,718,402
51,900	ICF International, Inc.*	1,845,564
60,530	Insperity, Inc.	2,914,520
25,580	KAR Auction Services, Inc.	947,227

See accompanying Notes to the Schedule of Investments.	25

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Commercial Services — continued

64,400	Kelly Services, Inc. Class A	1,040,060
66,600	Korn/Ferry International	2,209,788
93,260	Rent-A-Center, Inc.	1,396,102
116,860	ServiceMaster Global Holdings, Inc.*	4,585,586
23,010	Sotheby’s	592,738
111,460	SP Plus Corp.*	2,663,894

		25,272,534

	Computers — 0.1%

17,522	Lumentum Holdings, Inc.*	385,834

	Cosmetics & Personal Care — 1.0%

267,016	Elizabeth Arden, Inc.* ‡	2,643,459
71,170	Inter Parfums, Inc.	1,695,269

		4,338,728

	Distribution & Wholesale — 0.3%

22,760	Tech Data Corp.*	1,510,809

	Diversified Financial Services — 6.0%

69,560	AerCap Holdings NV*	3,002,210
71,120	Blackhawk Network Holdings, Inc.*	3,144,215
75,705	CIT Group, Inc.	3,005,488
186,315	E*TRADE Financial Corp.*	5,522,376
279,461	FNFV Group*	3,138,347
88,520	Invesco, Ltd.	2,963,650
48,115	Lazard, Ltd. Class A	2,165,656
126,420	Leucadia National Corp.	2,198,444
32,303	Outerwall, Inc.‡	1,180,352

		26,320,738

	Electric — 2.6%

94,952	Ameren Corp.	4,104,775
52,720	DTE Energy Co.	4,227,617
46,290	ITC Holdings Corp.	1,816,882
114,930	NRG Energy, Inc.	1,352,726

		11,502,000

	Electrical Components & Equipment — 0.7%

54,525	EnerSys	3,049,583

	Electronics — 3.3%

82,495	Coherent, Inc.*	5,371,249
64,790	Cubic Corp.	3,061,328
112,150	Dolby Laboratories, Inc. Class A	3,773,848
16,790	Waters Corp.*	2,259,598

		14,466,023

26	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Engineering & Construction — 0.9%

229,835	KBR, Inc.	3,888,808

	Entertainment — 2.2%

75,010	Carmike Cinemas, Inc.*	1,720,729
106,395	International Speedway Corp. Class A	3,587,640
6,239	Madison Square Garden Co. (The) Class A*	1,009,470
177,760	SeaWorld Entertainment, Inc.‡	3,500,094

		9,817,933

	Environmental Control — 0.9%

34,041	Clean Harbors, Inc.*	1,417,808
57,060	Progressive Waste Solutions, Ltd.	1,343,763
35,800	US Ecology, Inc.	1,304,552

		4,066,123

	Food — 4.5%

178,515	Aryzta AG, Unsponsored ADR	4,586,050
149,090	Fresh Market (The), Inc.* ‡	3,491,688
14,104	Ingles Markets, Inc. Class A	621,704
49,420	John B Sanfilippo & Son, Inc.	2,670,163
70,860	Pinnacle Foods, Inc.	3,008,715
46,680	TreeHouse Foods, Inc.*	3,662,513
23,300	United Natural Foods, Inc.*	917,088
34,514	Village Super Market, Inc. Class A	909,444

		19,867,365

	Forest Products & Paper — 0.8%

16,749	Deltic Timber Corp.	986,014
141,933	Glatfelter	2,617,244

		3,603,258

	Gas — 1.2%

54,530	Energen Corp.‡	2,235,185
54,215	Laclede Group (The), Inc.	3,220,913

		5,456,098

	Hand & Machine Tools — 0.4%

16,380	Stanley Black & Decker, Inc.	1,748,237

	Health Care - Products — 1.2%

77,460	Bruker Corp.*	1,879,954
117,995	Globus Medical, Inc. Class A*	3,282,621

		5,162,575

	Health Care - Services — 1.7%

51,720	Air Methods Corp.* ‡	2,168,620
15,600	Amedisys, Inc.*	613,392
37,135	Amsurg Corp.*	2,822,260

See accompanying Notes to the Schedule of Investments.	27

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Health Care - Services — continued

26,730	Centene Corp.*	1,759,101

		7,363,373

	Home Builders — 1.4%

192,360	Taylor Morrison Home Corp. Class A*	3,077,760
240,125	TRI Pointe Group, Inc.*	3,042,384

		6,120,144

	Home Furnishings — 0.7%

127,568	La-Z-Boy, Inc.	3,115,211

	Hotel Restaurants & Leisure — 0.1%

32,873	J. Alexander’s Holdings, Inc.*	358,973

	Household Products & Wares — 0.4%

100,960	SodaStream International, Ltd.* ‡	1,646,658

	Insurance — 6.1%

5,811	Alleghany Corp.*	2,777,251
65,450	Allied World Assurance Co. Holdings AG	2,434,086
9,790	American National Insurance Co.	1,001,223
55,050	Axis Capital Holdings, Ltd.	3,094,911
89,662	Brown & Brown, Inc.	2,878,150
34,680	Endurance Specialty Holdings, Ltd.	2,219,173
14,206	Reinsurance Group of America, Inc.	1,215,323
12,810	RenaissanceRe Holdings, Ltd.	1,449,964
86,949	Voya Financial, Inc.	3,209,288
6,040	White Mountains Insurance Group, Ltd.	4,389,933
58,505	XL Group Plc	2,292,226

		26,961,528

	Internet — 1.3%

61,940	Liberty Ventures Class A*	2,794,113
101,080	Match Group, Inc.* ‡	1,369,634
55,100	Rackspace Hosting, Inc.*	1,395,132

		5,558,879

	Investment Company — 0.2%

66,182	Capital Southwest Corp.‡	918,606

	Iron & Steel — 0.4%

40,775	Nucor Corp.	1,643,232

	Lodging — 1.1%

205,545	MGM Resorts International*	4,669,982

	Machinery - Diversified — 0.4%

49,632	Albany International Corp. Class A	1,814,050

28	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Media — 1.8%

84,440	Gray Television, Inc.*	1,376,372
45,910	Liberty Broadband Corp. Class C*	2,380,893
89,820	News Corp. Class A	1,199,995
114,115	TEGNA, Inc.	2,912,215

		7,869,475

	Mining — 0.7%

109,640	Materion Corp.	3,069,920

	Miscellaneous - Manufacturing — 2.4%

55,017	Brink’s Co. (The)	1,587,791
106,790	ITT Corp.	3,878,613
317,797	Orkla ASA, Sponsored ADR	2,489,939
17,325	Textron, Inc.	727,823
85,515	Trinity Industries, Inc.	2,054,070

		10,738,236

	Office & Business Equipment — 0.4%

25,175	Avery Dennison Corp.	1,577,465

	Oil & Gas — 2.7%

145,336	Evolution Petroleum Corp.	699,066
295,240	Gran Tierra Energy, Inc.*	640,671
28,313	Murphy USA, Inc.*	1,719,731
96,150	Newfield Exploration Co.*	3,130,644
45,585	PBF Energy, Inc. Class A	1,677,984
555,620	Precision Drilling Corp.‡	2,189,143
47,700	QEP Resources, Inc.	639,180
226,870	WPX Energy, Inc.*	1,302,234

		11,998,653

	Packaging & Containers — 1.4%

81,490	Berry Plastics Group, Inc.*	2,948,308
28,580	Crown Holdings, Inc.*	1,449,006
36,835	WestRock Co.	1,680,413

		6,077,727

	Pharmaceuticals — 0.7%

56,625	VCA, Inc.*	3,114,375

	Pipelines — 0.2%

23,666	National Fuel Gas Co.‡	1,011,722

	Real Estate — 2.0%

100,040	CBRE Group, Inc.*	3,459,383
56,026	Forest City Enterprises, Inc. Class A*	1,228,650
295,863	Forestar Group, Inc.* ‡	3,236,742
43,432	Hilltop Holdings, Inc.*	834,763

		8,759,538

See accompanying Notes to the Schedule of Investments.	29

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	REITS — 6.7%

44,425	Alexandria Real Estate Equities, Inc. REIT	4,014,243
237,506	Brandywine Realty Trust REIT	3,244,332
100,539	DuPont Fabros Technology, Inc. REIT	3,196,135
12,415	EPR Properties REIT	725,657
79,481	Geo Group (The), Inc. REIT	2,297,796
120,240	Liberty Property Trust REIT	3,733,452
138,830	Physicians Realty Trust REIT	2,340,674
190,515	Ramco-Gershenson Properties Trust REIT	3,164,454
33,820	SL Green Realty Corp. REIT	3,820,983
6,165	Sovran Self Storage, Inc. REIT	661,566
178,972	Sunstone Hotel Investors, Inc. REIT	2,235,360

		29,434,652

	Retail — 4.3%

234,197	American Eagle Outfitters, Inc.‡	3,630,053
7,411	Biglari Holdings, Inc.*	2,414,652
25,763	Children’s Place (The), Inc.	1,422,118
183,199	Fred’s, Inc. Class A‡	2,998,968
10,730	Group 1 Automotive, Inc.	812,261
142,415	Haverty Furniture Cos., Inc.	3,053,378
46,250	Michael Kors Holdings, Ltd.*	1,852,775
16,713	MSC Industrial Direct Co., Inc. Class A	940,440
26,285	PVH Corp.	1,935,890

		19,060,535

	Savings & Loans — 0.4%

80,550	Washington Federal, Inc.	1,919,506

	Semiconductors — 4.5%

65,390	Cirrus Logic, Inc.* ‡	1,930,967
81,655	Integrated Device Technology, Inc.*	2,151,609
22,140	Lam Research Corp.	1,758,359
748,935	Lattice Semiconductor Corp.* ‡	4,845,609
50,410	Mellanox Technologies, Ltd.*	2,124,277
27,965	Skyworks Solutions, Inc.	2,148,551
232,440	Teradyne, Inc.	4,804,535

		19,763,907

	Software — 2.8%

104,419	CSG Systems International, Inc.	3,756,996
35,345	Global Payments, Inc.	2,280,106
576,285	Mitel Networks Corp.*	4,431,632
57,070	VeriFone Systems, Inc.*	1,599,101

		12,067,835

	Telecommunications — 3.2%

15,680	Amdocs, Ltd.	855,658
40,910	ARRIS Group, Inc.*	1,250,619

30	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares		Description	Value ($)

		Telecommunications — continued

36,240		Harris Corp.	3,149,256
81,095		Level 3 Communications, Inc.*	4,408,324
75,594		NeuStar, Inc. Class A* ‡	1,811,988
102,681		Telephone & Data Systems, Inc.	2,658,411

			14,134,256

		Textiles — 1.1%

46,046		UniFirst Corp.	4,797,993

		Transportation — 2.1%

155,299		Air Transport Services Group, Inc.*	1,565,414
42,632		Forward Air Corp.	1,833,603
20,690		Kansas City Southern	1,544,922
225,186		Marten Transport, Ltd.	3,985,792
55,285		Tsakos Energy Navigation, Ltd.	437,857

			9,367,588

		Water — 0.4%

160,449		PICO Holdings, Inc.*	1,655,834

		TOTAL COMMON STOCKS (COST $421,907,133)	414,306,906

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 12.0%

		Bank Deposit — 5.7%

24,958,730		State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/04/16	24,958,730

		Securities Lending Collateral — 6.3%

27,762,929		State Street Institutional U.S. Government Money Market Fund, Premier Class***	27,762,929

		TOTAL SHORT-TERM INVESTMENTS (COST $52,721,659)	52,721,659

		TOTAL INVESTMENTS — 106.3% (Cost $474,628,792)	467,028,565

		Other Assets and Liabilities (net) — (6.3)%	(27,859,618)

		NET ASSETS — 100.0%	$439,168,947

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	*	Non-income producing security

	‡	All or a portion of this security is out on loan.

	***	Represents an investment of securities lending cash collateral.

See accompanying Notes to the Schedule of Investments.	31

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
33	Russell 2000 Mini Index	March 2016	$3,733,950	$32,428
93	S&P Mid 400 E-mini Index	March 2016	12,959,550	118,754

				$151,182

32	See accompanying Notes to the Schedule of Investments.

Mercer US Small/Mid Cap Value Equity Fund

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Common Stocks	94.3
Futures Contracts	0.0
Short-Term Investments	12.0
Other Assets and Liabilities (net)	(6.3)

100.0%

See accompanying Notes to the Schedule of Investments.	33

Mercer Non-US Core Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.1%

	Australia — 2.4%

305,255	AGL Energy, Ltd.	4,015,356
912,600	Asaleo Care, Ltd.	1,059,020
194,218	Australian Pharmaceutical Industries, Ltd.	272,715
259,978	Austria & New Zealand Banking Group, Ltd.	5,282,876
294,129	BGP Holdings Plc¤ ****	—
1,577,197	Brambles, Ltd.	13,276,455
290,094	Computershare, Ltd.	2,452,493
526,700	CSR, Ltd.	1,107,450
198,479	Downer EDI, Ltd.	519,852
74,500	Estia Health, Ltd.	394,594
975,799	Evolution Mining, Ltd.	986,820
71,986	Macquarie Group, Ltd.	4,334,947
130,170	McMillan Shakespeare, Ltd.	1,259,579
158,274	Orica, Ltd.‡	1,784,860
537,081	Primary Health Care, Ltd.‡	914,363
862,388	Qantas Airways, Ltd.*	2,566,190
1,094,627	Sigma Pharmaceuticals, Ltd.	688,882
96,033	Sirtex Medical, Ltd.	2,798,246
392,735	Star Entertainment Grp, Ltd. (The)	1,451,530
220,802	TPG Telecom, Ltd.	1,588,774

	Total Australia	46,755,002

	Austria — 0.8%

40,911	ams AG	1,371,193
318,190	Erste Group Bank AG*	9,992,736
69,200	OMV AG	1,964,243
37,607	Voestalpine AG	1,157,964
41,870	Wienerberger AG	777,311

	Total Austria	15,263,447

	Belgium — 2.0%

55,042	Ageas	2,559,103
101,129	Anheuser-Busch InBev NV	12,567,576
65,260	Anheuser-Busch InBev NV, Sponsored ADR	8,157,500
21,652	Colruyt SA	1,115,933
19,032	Delhaize Group	1,856,360
12,650	Delhaize Group SA, Sponsored ADR	307,268
9,676	Galapagos NV*	596,607
156,651	KBC Groep NV	9,813,703
10,267	Ontex Group NV	365,374
25,431	Proximus	828,771

	Total Belgium	38,168,195

	Bermuda — 0.3%

2,043,033	Esprit Holdings, Ltd.	2,251,247
82,400	Frontline, Ltd.	246,376
156,650	Hiscox, Ltd.	2,433,543

34	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Bermuda — continued

55,780	Lancashire Holdings, Ltd.	516,305
190,600	Seadrill, Ltd.*	646,134

	Total Bermuda	6,093,605

	Brazil — 0.1%

619,000	JBS SA	1,932,297

	Canada — 0.4%

18,245	Fairfax Financial Holdings, Ltd.	8,628,121

	Cayman Islands — 0.9%

1,339,500	China Hongqiao Group, Ltd.	796,771
3,714,000	Jiangnan Group, Ltd.	728,409
2,741,000	Lee & Man Paper Manufacturing, Ltd.	1,527,857
127,742	Phoenix Group Holdings	1,726,518
485,650	Tencent Holdings, Ltd.	9,568,686
1,429,000	United Laboratories International Holdings, Ltd. (The)*	791,005
3,810,000	Universal Health International Group Holding, Ltd.*	1,474,810
2,144,000	Xinyi Glass Holdings, Ltd.	1,261,478

	Total Cayman Islands	17,875,534

	China — 0.1%

905,000	China Railway Construction Corp., Ltd. Class H	1,124,514
628,600	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	1,360,994

	Total China	2,485,508

	Denmark — 2.9%

1,128	AP Moeller - Maersk AS Class B	1,473,667
8,251	Carlsberg AS Class B	735,646
4,227	Christian Hansen Holding AS	265,626
11,455	Coloplast AS Class B	928,766
98,839	Danske Bank AS	2,664,558
7,782	DSV AS	307,777
69,415	GN Store Nord AS	1,266,078
27,670	Jyske Bank AS*	1,257,068
15,652	NKT Holding AS	813,153
119,576	Novo Nordisk AS, Sponsored ADR	6,944,974
193,388	Novo Nordisk AS Class B	11,257,367
35,874	Novozymes AS Class B	1,726,389
168,137	Pandora AS	21,342,028
36,690	Sydbank AS	1,184,582
430,766	TDC AS	2,156,401
18,285	Vestas Wind Systems AS	1,287,706

	Total Denmark	55,611,786

	Faroe Islands — 0.0%

17,152	Bakkafrost P/F	507,312

See accompanying Notes to the Schedule of Investments.	35

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Finland — 1.0%

151,592	Citycon OYJ*	395,218
33,378	Fortum OYJ	504,719
49,429	Kemira OYJ‡	584,199
45,508	Kesko OYJ Class B	1,600,222
95,725	Kone OYJ Class B‡	4,073,134
86,563	Metsa Board OYJ	645,069
34,004	Metso OYJ	764,628
142,346	Neste OYJ	4,272,440
100,845	Nokia OYJ	722,469
91,251	Sponda OYJ	388,970
153,809	Stora Enso OYJ	1,401,824
213,477	UPM-Kymmene OYJ	3,995,638
21,909	Wartsila OYJ Abp	1,003,159

	Total Finland	20,351,689

	France — 8.7%

163,494	Accor SA	7,105,029
104,898	Air France-KLM* ‡	799,934
88,521	Airbus Group SE	5,961,943
139,181	Alcatel-Lucent*	551,852
71,800	Altran Technologies SA	962,475
111,860	AXA SA	3,065,786
36,300	BNP Paribas SA	2,059,569
30,814	Cap Gemini SA	2,865,310
48,948	Carrefour SA	1,417,039
31,766	Casino Guichard Perrachon SA‡	1,463,632
10,638	Christian Dior SE	1,811,412
40,716	Cie de Saint-Gobain	1,762,557
129,388	CNP Assurances	1,748,494
302,018	Danone SA	20,432,957
44,597	Dassault Systemes SA	3,573,841
63,762	Edenred	1,208,668
76,000	Electricite de France SA	1,120,736
36,900	Engie	654,379
17,910	Essilor International SA	2,238,371
14,036	Euler Hermes Group	1,350,759
34,478	Faurecia	1,386,152
9,996	Ipsen SA	662,378
42,863	IPSOS	988,047
35,874	L’Oreal SA	6,052,030
141,579	Legrand SA	8,028,218
35,906	LVMH Moet Hennessy Louis Vuitton SE	5,651,779
56,503	Metropole Television SA	972,247
223,200	Natixis SA	1,264,925
45,740	Neopost SA	1,116,475
48,472	Nexans SA*	1,774,478
5,200	Orange SA	87,471
79,881	Pernod-Ricard SA	9,128,702
83,878	Peugeot SA*	1,476,546

36	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	France — continued

44,103	Renault SA	4,437,819
26,822	Safran SA	1,846,395
27,400	Sanofi, ADR	1,168,610
133,724	Sanofi	11,417,781
91,374	Schneider Electric SE	5,217,083
134,058	Societe Generale SA	6,199,350
32,268	Societe Television Francaise 1	359,290
86,514	Technicolor	702,972
31,200	Thales SA	2,341,976
314,844	Total SA	14,113,251
114,138	UBISOFT Entertainment*	3,306,763
85,957	Valeo SA	13,310,619
134,298	Vivendi SA	2,897,334

	Total France	168,063,434

	Germany — 8.5%

74,951	Aixtron SE* ‡	336,099
18,165	Allianz SE	3,227,273
22,267	Aurubis AG	1,136,262
23,200	BASF SE	1,782,297
122,894	Bayer AG	15,459,272
22,808	Bayerische Motoren Werke AG	2,418,913
6,948	Bechtle AG	664,643
63,590	Brenntag AG	3,335,077
7,856	CANCOM SE	373,191
16,266	Continental AG	3,967,744
33,899	CTS Eventim AG & Co. KGaA	1,352,932
37,605	Daimler AG	3,169,167
204,981	Deutsche Bank AG	5,015,661
21,362	Deutsche Boerse AG	1,888,699
40,800	Deutsche Lufthansa*	645,536
91,019	Deutsche Post AG	2,566,273
226,603	Deutsche Wohnen AG	6,305,359
116,064	Deutz AG	465,362
66,623	DIC Asset AG	674,585
6,818	Duerr AG	545,111
52,900	Evonik Industries AG	1,759,299
141,190	Fresenius Medical Care AG & Co. KGaA	11,921,815
132,686	GEA Group AG	5,390,717
20,233	HeidelbergCement AG	1,662,060
348,206	Infineon Technologies AG	5,108,350
130,943	Jenoptik AG	2,046,882
59,144	K+S AG	1,517,541
90,052	Kloeckner & Co. SE‡	786,990
5,471	KUKA AG‡	493,578
44,380	LEG Immobilien AG*	3,639,855
35,569	Leoni AG	1,408,184
40,617	METRO AG	1,304,254
8,790	MTU Aero Engines AG	860,327

See accompanying Notes to the Schedule of Investments.	37

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Germany — continued

23,960	Muenchener Rueckversicherungs-Gesellschaft in Muenchen AG	4,803,421
44,166	OSRAM Licht AG	1,861,048
34,080	ProSiebenSat.1 Media SE	1,731,292
42,793	Rheinmetall AG	2,857,962
55,282	Rhoen-Klinikum AG	1,662,263
43,290	Salzgitter AG	1,068,664
97,339	SAP SE	7,759,154
38,500	Siemens AG	3,759,011
19,700	Sixt SE	1,009,871
19,333	SMA Solar Technology AG*	1,086,194
19,617	Software AG	563,009
33,833	STADA Arzneimittel AG	1,372,349
11,262	Stroeer SE	708,343
190,202	Symrise AG	12,671,786
127,027	TAG Immobilien AG‡	1,586,878
52,401	Talanx AG*	1,624,873
38,945	TUI AG	710,105
27,115	United Internet AG	1,499,555
225,891	Vonovia SE	7,005,753
7,017	Wacker Chemie AG	590,901
19,819	Wirecard AG‡	1,001,116
343,340	Zalando SE*	13,576,117

	Total Germany	163,738,973

	Hong Kong — 0.8%

2,108,000	AIA Group, Ltd.	12,674,955
3,458,000	PCCW, Ltd.	2,030,141
342,000	Wheelock & Co., Ltd.	1,447,404

	Total Hong Kong	16,152,500

	Hungary — 0.1%

20,405	MOL Hungarian Oil & Gas Plc	999,907
76,167	Richter Gedeon Nyrt	1,439,552

	Total Hungary	2,439,459

	India — 0.1%

36,200	Tata Motors, Ltd., Sponsored ADR*	1,066,814

	Indonesia — 0.3%

5,639,200	Bank Mandiri Persero Tbk PT	3,784,011
3,540,700	Bank Negara Indonesia Persero Tbk PT	1,281,690

	Total Indonesia	5,065,701

	Ireland — 0.3%

16,890	Accenture Plc Class A	1,765,005
313,147	C&C Group Plc	1,263,057
5,076,215	Governor & Co. of the Bank of Ireland (The)*	1,863,831
8,967	Kingspan Group Plc	236,800

	Total Ireland	5,128,693

38	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Israel — 0.2%

57,900	Teva Pharmaceutical Industries, Ltd.	3,787,037
11,964	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	785,317

	Total Israel	4,572,354

	Italy — 1.5%

140,591	Anima Holding Spa	1,224,847
183,100	Astaldi Spa‡	1,116,832
689	Atlantia Spa	18,337
12,685	Danieli & C. Officine Meccaniche Spa-RSP	181,203
252,038	Davide Campari-Milano Spa	2,190,311
47,314	ERG Spa	640,923
13,400	Industria Macchine Automatiche Spa	698,563
3,891,960	Intesa Sanpaolo Spa	13,055,558
14,900	Mediobanca Spa	143,811
15,109	Moncler Spa	212,055
7,139	Salvatore Ferragamo Spa‡	168,673
468,911	Saras Spa*	908,730
1,661,236	Telecom Italia Spa* ‡	2,120,406
1,363,826	Telecom Italia Spa-RNC	1,408,930
228,720	UniCredit Spa	1,275,835
415,739	Unipol Gruppo Finanziario Spa	2,151,505
17,447	Yoox Net-A-Porter Group Spa*	654,815

	Total Italy	28,171,334

	Japan — 23.3%

196,000	77 Bank, Ltd. (The)	1,067,210
73,100	Advantest Corp.‡	614,965
64,200	Aeon Co., Ltd.	996,929
39,000	Air Water, Inc.	634,141
32,900	Aisin Seiki Co., Ltd.	1,433,110
8,700	Alps Electric Co., Ltd.	239,748
48,700	Amada Holdings Co., Ltd.	471,232
17,800	Amano Corp.	243,706
89,000	Asahi Glass Co., Ltd.‡	514,934
59,400	Asahi Group Holdings, Ltd.	1,875,893
9,200	Asatsu-DK, Inc.‡	224,924
307,500	Astellas Pharma, Inc.	4,426,088
60,000	Bank of Kyoto, Ltd. (The)	563,614
288,000	Bank of Yokohama, Ltd. (The)	1,786,249
200,800	Calbee, Inc.	8,579,841
275,000	Calsonic Kansei Corp.	2,462,072
116,100	Canon, Inc.	3,546,843
15,800	Capcom Co., Ltd.	384,443
482,000	Central Glass Co., Ltd.	2,231,797
47,500	Century Tokyo Leasing Corp.‡	1,719,627
222,294	Chiba Bank, Ltd. (The)	1,596,592
74,300	Chugai Pharmaceutical Co., Ltd.	2,618,829
33,400	Coca-Cola Central Co., Ltd.‡	542,252
18,000	Coca-Cola West Co., Ltd.	367,646

See accompanying Notes to the Schedule of Investments.	39

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

74,500	COMSYS Holdings Corp.	1,058,402
3,900	CROOZ, Inc.‡	95,316
233,800	Dai-ichi Life Insurance Co., Ltd. (The)	3,955,135
23,600	Daifuku Co., Ltd.	407,083
182,400	Daihatsu Motor Co., Ltd.‡	2,488,203
105,000	Daiichi Sanyko Co., Ltd.‡	2,191,301
294,246	Daiwa Securities Group, Inc.	1,821,808
119,000	Denka Co., Ltd.	534,187
80,300	Denso Corp.	3,883,664
950,000	DIC Corp.	2,606,093
28,700	Eisai Co., Ltd.	1,923,672
20,900	Enplas Corp.	758,373
254,100	Fuji Heavy Industries, Ltd.	10,618,569
62,000	Fuji Media Holdings, Inc.	738,052
70,500	Fuji Oil Holdings, Inc.	1,155,709
69,600	FUJIFILM Holdings Corp.	2,939,175
451,000	Fujikura, Ltd.	2,470,668
83,800	Fujitec Co., Ltd.‡	869,383
310,000	Fujitsu, Ltd.	1,563,980
663,000	Furukawa Electric Co., Ltd.	1,416,443
38,097	Glory, Ltd.	1,182,861
218,294	Hachijuni Bank, Ltd. (The)	1,351,919
36,700	Hirose Electric Co., Ltd.‡	4,503,030
40,300	Hitachi Chemical Co., Ltd.	648,579
59,600	Hitachi High-Technologies Corp.	1,630,026
27,000	Hitachi Kokusai Electric, Inc.	371,911
435,000	Hitachi, Ltd.	2,500,540
25,266	Honda Motor Co., Ltd., Sponsored ADR	806,743
55,300	Honda Motor Co., Ltd.	1,797,440
17,300	Horiba, Ltd.	675,203
65,700	Hoya Corp.	2,720,410
30,000	Ibiden Co., Ltd.‡	434,681
36,700	IBJ Leasing Co., Ltd.	755,691
246,200	Inpex Holdings, Inc.	2,426,286
177,100	Isuzu Motors, Ltd.	1,934,489
11,600	IT Holdings Corp.	268,364
102,600	Ito En, Ltd.‡	2,661,058
319,400	Itochu Corp.	3,828,711
70,600	Japan Airlines Co., Ltd.	2,556,495
31,000	Japan Aviation Electronics Industry, Ltd.	452,521
403,100	Japan Tobacco, Inc.	14,982,003
89,700	JFE Holdings, Inc.	1,431,681
313,714	Joyo Bank, Ltd. (The)	1,499,527
42,000	JTEKT Corp.	700,029
156,700	Kaneka Corp.‡	1,647,828
663,000	Kanematsu Corp.	1,129,848
222,008	Kao Corp.	11,543,789
280,000	Kawasaki Kisen Kaisha, Ltd.‡	605,179
514,500	KDDI Corp.	13,489,613

40	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

108,300	Keihin Corp.	1,924,813
1,600	Keyence Corp.	892,207
21,000	Kikkoman Corp.	737,562
125,000	Kirin Holdings Co., Ltd.	1,711,937
44,000	Kobayashi Pharmaceutical Co., Ltd.	3,650,360
800,000	Kobe Steel, Ltd.	884,492
104,400	Komori Corp.	1,239,313
458,100	Konica Minolta Holdings, Inc.	4,653,545
9,986	Kose Corp.‡	935,552
672,000	Kubota Corp.	10,546,872
342,000	KYB Corp.	1,046,228
64,000	Kyowa Hakko Kirin Co., Ltd.	1,018,829
71,000	Kyudenko Corp.‡	1,284,309
12,600	Lintec Corp.	268,036
43,000	Makino Milling Machine Co., Ltd.	328,143
489,000	Marubeni Corp.	2,541,036
132	MCUBS MidCity Investment Corp. REIT	405,453
76,000	Minebea Co., Ltd.	662,737
407,700	Mitsubishi Chemical Holdings Corp.	2,624,233
165,500	Mitsubishi Co.	2,790,091
198,000	Mitsubishi Electric Corp.	2,110,936
322,800	Mitsubishi Gas Chemical Co., Inc.	1,669,077
518,000	Mitsubishi Heavy Industries, Ltd.	2,296,433
694,000	Mitsubishi UFJ Financial Group, Inc.	4,367,824
299,000	Mitsubishi UFJ Lease & Finance Co., Ltd.	1,560,929
471,000	Mitsui Mining & Smelting Co., Ltd.	884,875
1,773,900	Mizuho Financial Group, Inc.	3,590,712
106,800	MS&AD Insurance Group Holdings	3,169,508
31,900	Murata Manufacturing Co., Ltd.	4,659,238
989,000	NEC Corp.	3,165,260
42,900	Nexon Co., Ltd.	705,758
116,900	NHK Spring Co., Ltd.	1,187,512
12,000	Nichi-iko Pharmaceutical Co., Ltd.	289,987
30,000	Nichias Corp.	199,260
35,700	Nichicon Corp.	282,526
119,200	Nidec Corp.	8,756,560
159,300	Nihon Kohden Corp.	3,893,279
13,600	Nintendo Co., Ltd.	1,894,243
397,000	Nippon Chemi-Con Corp.	709,547
248,000	Nippon Soda Co., Ltd.	1,494,659
57,400	Nippon Steel & Sumitomo Metal Corp.	1,152,819
313,200	Nippon Telegraph & Telephone Corp.	12,591,007
50,300	Nippon Television Network Corp.	926,595
36,200	Nissan Motor Co., Ltd.	385,036
170,000	Nisshinbo Holdings, Inc.	1,811,713
27,800	Nissin Kogyo Co., Ltd.	406,733
44,800	NOK Corp.	1,064,370
166,900	Nomura Holdings, Inc.	942,199
224,700	Nomura Research Institute, Ltd.	8,723,131

See accompanying Notes to the Schedule of Investments.	41

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

628,541	North Pacific Bank, Ltd.	2,199,724
29,200	NTT Data Corp.	1,427,291
69,100	Obic Co., Ltd.	3,699,273
82,000	Ogaki Kyoritsu Bank, Ltd. (The)	334,012
66,000	OKUMA Corp.	542,067
33,600	Omron Corp.	1,135,409
14,200	Open House Co., Ltd.	276,929
652,000	Orix Corp.	9,298,026
68,200	Otsuka Holdings Co., Ltd.	2,447,478
17,100	Paltac Corp.	307,187
37,000	PanaHome Corp.	282,356
318,700	Panasonic Corp.	3,286,482
410,100	Pioneer Corp.*	1,142,055
370,000	Prima Meat Packers, Ltd.	1,002,702
431,500	Resona Holdings, Inc.	2,120,643
165,300	Ricoh Co., Ltd.‡	1,719,027
24,100	Rohm Co., Ltd.	1,238,106
89,000	Ryobi, Ltd.	381,022
53,700	Ryohin Keikaku Co., Ltd.	10,999,360
24,500	Saizeriya Co., Ltd.	620,163
91,000	San-In Godo Bank, Ltd. (The)	748,909
37,234	Sankyo Co., Ltd.‡	1,400,589
218,000	Sankyu, Inc.	1,125,383
359,300	Santen Pharmaceutical Co., Ltd.	5,991,569
25,300	Sawai Pharmaceutical Co., Ltd.	1,747,729
45,600	Secom Co., Ltd.	3,123,521
116,500	Seiko Epson Corp.	1,811,006
264,300	Senshu Ikeda Holdings, Inc.‡	1,098,549
82,000	Seven & I Holdings Co., Ltd.	3,783,200
212,000	Shindengen Electric Manufacturing Co., Ltd.	851,207
65,800	Shinko Electric Industries Co., Ltd.‡	427,745
52,400	Shionogi & Co., Ltd.	2,397,084
56,400	Ship Healthcare Holdings, Inc.	1,411,231
30,200	Shiseido Co., Ltd.‡	634,904
62,000	Showa Corp.	582,917
1,606,900	Sojitz Corp.	3,419,647
96,800	Sompo Japan Nipponkoa Holdings, Inc.	3,227,606
91,300	Sony Corp.	2,278,421
123,000	Sony Financial Holdings, Inc.	2,227,998
10,500	Sugi Holdings Co., Ltd.	584,812
157,000	Sumitomo Chemical Co., Ltd.	914,893
91,000	Sumitomo Corp.‡	938,406
77,100	Sumitomo Dainippon Pharma Co., Ltd.‡	917,163
184,300	Sumitomo Electric Industries, Ltd.	2,641,284
167,000	Sumitomo Heavy Industries, Ltd.	760,763
114,000	Sumitomo Metal Mining Co., Ltd.	1,402,078
217,741	Sumitomo Mitsui Financial Group, Inc.	8,337,130
128,300	Sumitomo Rubber Industries, Ltd.	1,686,207
22,200	Suntory Beverage & Food, Ltd.	981,786

42	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

278,700	Suzuki Motor Corp.‡	8,579,127
20,000	Sysmex Corp.	1,301,800
220,300	T&D Holdings, Inc.	2,946,612
12,000	Tachi-S Co., Ltd.	193,225
39,800	Taiyo Yuden Co., Ltd.	557,819
43,200	Takara Holdings, Inc.	331,824
70,800	Takeda Pharmaceutical Co., Ltd.	3,569,575
40,300	TDK Corp.	2,619,776
178,500	Terumo Corp.	5,608,961
22,200	Tokai Rika Co., Ltd.	555,484
173,700	Tokio Marine Holdings, Inc.	6,803,894
18,000	Towa Pharmaceutical Co., Ltd.	1,131,219
70,000	Toyo Ink SC Holdings Co., Ltd.	288,042
103,000	Toyo Suisan Kaisha, Ltd.‡	3,621,846
82,800	Toyoda Gosei Co., Ltd.	1,905,236
25,400	Toyota Industries Corp.	1,378,794
66,800	Toyota Motor Corp.	4,158,098
27,800	Transcosmos, Inc.	721,028
90,900	TS Tech Co., Ltd.	2,384,052
54,300	Tsumura & Co.‡	1,521,185
9,200	Tsuruha Holdings, Inc.	803,791
33,700	Ulvac, Inc.	965,098
22,300	Ushio, Inc.	311,064
160,070	USS Co., Ltd.	2,435,081
96,900	Valor Holdings Co., Ltd.	2,299,759
43,300	Yamaha Corp.	1,061,488
51,300	Yamaha Motor Co., Ltd.	1,170,183
365,462	Yamato Holdings Co., Ltd.‡	7,826,012
61,800	Yokogawa Electric Corp.	752,625
73,000	Yokohama Rubber Co., Ltd. (The)‡	1,135,401

	Total Japan	449,062,978

	Luxembourg — 0.1%

80,783	SAF-Holland SA	1,096,055

	Malaysia — 0.1%

653,500	Tenaga Nasional Bhd	2,027,395

	Malta — 0.1%

24,173	Unibet Group Plc, SDR	2,477,341

	Netherlands — 3.7%

564,497	Aegon NV	3,207,105
84,379	Akzo Nobel NV	5,653,645
34,051	ASM International NV	1,337,544
53,244	BinckBank NV	459,762
50,587	Corbion NV	1,226,269
8,306	Core Laboratories NV	903,194
16,854	Eurocommercial Properties NV REIT	728,587

See accompanying Notes to the Schedule of Investments.	43

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Netherlands — continued

360,364	Fiat Chrysler Automobiles NV*	5,057,707
29,541	Heineken Holding NV	2,278,418
167,914	Heineken NV	14,368,040
448,668	ING Groep NV, ADR	6,067,981
87,392	Koninklijke Ahold NV	1,848,838
84,600	NN Group NV	2,991,377
83,700	NXP Semiconductors NV*	7,051,725
19,858	Randstad Holding NV	1,241,023
55,122	TKH Group NV, ADR	2,241,871
249,851	Unilever NV	10,885,024
67,144	Unilever NV (New York Exchange)	2,908,678
7,751	Vastned Retail NV REIT	356,583

	Total Netherlands	70,813,371

	New Zealand — 0.1%

918,788	Air New Zealand, Ltd. ¤	1,858,702
363,746	Sky Network Television, Ltd.	1,143,004

	Total New Zealand	3,001,706

	Norway — 1.3%

81,052	Det Norske Oljeselskap ASA*	505,925
845,141	DnB NOR ASA	10,483,879
11,962	Leroy Seafood Group ASA	445,973
157,623	Orkla ASA	1,248,326
131,449	Salmar ASA	2,301,863
91,036	SpareBank 1 SMN	519,392
431,110	Statoil ASA	6,024,878
426,276	Storebrand ASA*	1,683,172
42,500	Yara International ASA	1,838,505

	Total Norway	25,051,913

	Philippines — 0.1%

2,449,800	Nickel Asia Corp.	325,390
6,261,800	Vista Land & Lifescapes, Inc.	689,324

	Total Philippines	1,014,714

	Poland — 0.1%

423,743	PGE Polska Grupa Energetyczna SA	1,372,434

	Portugal — 0.6%

63,753	Altri SGPS SA	330,346
782,528	Banco Espirito Santo SA* ¤ ****	102,007
804,180	Jeronimo Martins SGPS SA	10,478,601
825,137	Sonae SGPS SA	939,371

	Total Portugal	11,850,325

44	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Russia — 0.1%

196,335	Gazprom PAO, Sponsored ADR	724,967
60,584	MMC Norilsk Nickel PJSC, (London Exchange), ADR	767,297
32,432	Tatneft PAO, Sponsored ADR	854,583

	Total Russia	2,346,847

	Singapore — 0.2%

146,200	DBS Group Holdings, Ltd.	1,720,000
775,700	Wilmar International, Ltd.	1,607,555
1,209,600	Yangzijiang Shipbuilding Holdings, Ltd.	937,906

	Total Singapore	4,265,461

	South Africa — 0.1%

113,251	MTN Group, Ltd.	971,245

	South Korea — 0.3%

35,889	Kia Motors Corp.	1,609,963
3,220	Samsung Electronics Co., Ltd.	3,460,151
6,440	SK Telecom Co., Ltd.	1,183,591

	Total South Korea	6,253,705

	Spain — 2.1%

62,308	ACS Actividades de Construccion y Servicios SA	1,828,515
229,413	Amadeus IT Holding SA Class A	10,139,164
309,821	Banco Santander SA	1,534,034
47,500	Ebro Foods SA	936,784
317,118	Ence Energia y Celulosa SA‡	1,203,976
75,058	Gamesa Corp. Tecnologica SA	1,289,892
111,900	Gas Natural SDG SA	2,287,095
58,317	Grifols SA‡	2,700,600
26,221	Grifols SA, ADR	849,560
361,164	Iberdrola SA	2,569,778
216,878	Industria de Diseno Textil SA	7,465,992
716,480	International Consolidated Airlines Group SA (London Exchange)	6,447,002
20,191	Let’s GOWEX SA* ‡ ¤ ****	—
714,400	Mapfre SA	1,794,234

	Total Spain	41,046,626

	Sweden — 2.8%

109,551	Assa Abloy AB Series B	2,313,012
73,313	Atlas Copco AB Class A	1,812,259
104,357	Atlas Copco AB Class B	2,417,494
34,299	Bilia AB Class A	781,131
96,376	Boliden AB	1,633,588
56,157	Fingerprint Cards AB Class B* ‡	3,936,705
37,059	Hennes & Mauritz AB Class B	1,327,963
27,859	Industrivarden AB Class A	525,086
69,764	Industrivarden AB Class C	1,200,716
61,428	Investor AB Class B	2,277,702

See accompanying Notes to the Schedule of Investments.	45

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Sweden — continued

20,000	Modern Times Group MTG AB Class B‡	514,080
600,150	Nordea Bank AB	6,641,757
156,483	Ratos AB Class B	906,349
136,884	Sandvik AB	1,202,318
368,300	SAS AB* ‡	1,065,941
115,000	SKF AB Class B	1,871,516
138,465	Svenska Cellulosa AB Class B	4,048,540
348,913	Svenska Handelsbanken AB Class A	4,672,535
9,037	Swedish Match AB	321,793
1,081,809	Telefonaktiebolaget LM Ericsson Class B	10,560,681
203,200	Telefonaktiebolaget LM Ericsson Class B, Sponsored ADR	1,952,752
561,589	TeliaSonera AB	2,810,410

	Total Sweden	54,794,328

	Switzerland — 7.9%

124,264	ABB, Ltd.*	2,229,552
26,333	Actelion, Ltd.*	3,672,414
48,722	Adecco SA*	3,353,592
12,028	Ascom Holding AG	191,054
10,699	Autoneum Holding AG*	2,163,314
5,932	Bucher Industries AG	1,341,071
2,437	Burckhardt Compression Holding AG	749,846
33,805	Cembra Money Bank AG*	2,174,867
56,450	Clariant AG*	1,072,043
82,184	Coca-Cola HBC AG*	1,753,977
197,300	Credit Suisse Group AG*	4,275,162
9,160	Gategroup Holding AG*	403,553
4,467	Geberit AG	1,518,155
1,748	Georg Fischer AG	1,185,706
4,325	Givaudan SA*	7,876,598
18,795	Implenia AG	959,465
48,111	Julius Baer Group, Ltd.*	2,338,743
58,729	LafargeHolcim, Ltd.*	2,951,118
2,252	Mobimo Holding AG*	501,019
459,917	Nestle SA	34,252,560
22,400	Nestle SA, Sponsored ADR	1,667,008
94,379	Novartis AG	8,183,913
42,002	Novartis AG, Sponsored ADR	3,613,852
2,051	Partners Group Holding AG	740,184
10,585	Rieter Holding AG*	1,987,992
74,608	Roche Holding AG	20,601,050
9,943	Schindler Holding AG	1,668,755
2,752	SGS SA	5,253,818
126	Sika AG	455,664
17,200	Swiss Life Holding AG*	4,661,698
41,523	Swiss Re AG	4,071,411
6,582	Syngenta AG	2,579,539
1,732	Tecan Group AG	281,861
11,043	Temenos Group AG*	573,111

46	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Switzerland — continued

3,990	U-Blox AG*	855,000
381,564	UBS Group AG	7,440,689
13,634	Vontobel Holding AG	646,968
46,776	Zurich Insurance Group AG*	12,074,844

	Total Switzerland	152,321,166

	Taiwan — 0.5%

608,000	Fubon Financial Holding Co., Ltd.	832,953
980,000	Innolux Corp.	296,563
346,594	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	7,885,013

	Total Taiwan	9,014,529

	Thailand — 0.1%

23,666,400	Sansiri PCL	999,664

	Turkey — 0.1%

208,146	TAV Havalimanlari Holding AS	1,297,146

	United Kingdom — 16.8%

252,378	3i Group Plc	1,791,456
40,246	Abcam Plc	394,469
67,100	Aberdeen Asset Management Plc	286,213
20,138	Amlin Plc	196,936
31,371	ARM Holdings Plc, Sponsored ADR	1,419,224
622,579	Ashtead Group Plc	10,268,160
159,737	Associated British Foods Plc	7,868,284
116,552	AstraZeneca Plc, Sponsored ADR	3,956,940
798,375	BAE Systems Plc	5,878,918
712,929	Barclays Plc	2,300,171
211,562	Barratt Developments Plc	1,952,001
368,807	Beazley Plc	2,123,785
30,388	Bellway Plc	1,270,213
43,526	Berendsen Plc	692,211
94,970	Berkeley Group Holdings Plc	5,162,326
131,137	BP Plc, Sponsored ADR	4,099,343
759,300	BP Plc	3,961,729
21,860	British American Tobacco Plc, Sponsored ADR	2,414,437
142,716	British American Tobacco Plc	7,932,266
133,650	Britvic Plc	1,433,079
288,800	Bunzl Plc	8,023,736
374,146	Cairn Energy Plc*	869,643
349,974	Carillion Plc‡	1,562,439
49,104	Carnival Plc, ADR	2,795,000
181,620	Carnival Plc	10,348,886
570,622	Centrica Plc	1,834,308
1,165,738	Cobham Plc	4,865,890
676,088	Compass Group Plc	11,708,713
150,255	Crest Nicholson Holdings Plc	1,233,537
68,639	Dialog Semiconductor Plc*	2,320,014

See accompanying Notes to the Schedule of Investments.	47

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

122,980	Direct Line Insurance Group Plc	738,635
19,722	Domino’s Pizza Group Plc	305,798
126,585	easyJet Plc	3,246,382
726,436	Evraz Plc*	784,283
97,716	Experian Plc	1,729,724
688,696	Firstgroup Plc*	1,089,169
642,562	GKN Plc	2,920,771
141,662	GlaxoSmithKline Plc	2,866,764
95,292	Greene King Plc	1,306,193
47,696	Greggs Plc	923,731
317,740	Halma Plc	4,050,942
166,027	Hays Plc	357,028
571,298	Home Retail Group	838,247
795,163	HSBC Holdings Plc	6,284,215
225,854	IG Group Holdings Plc	2,671,412
232,533	IMI Plc	2,952,623
119,731	Imperial Tobacco Group Plc	6,329,152
568,748	Inmarsat Plc	9,531,218
39,952	InterContinental Hotels Group Plc	1,565,170
110,430	Intermediate Capital Group Plc	1,020,523
57,643	Intertek Group Plc	2,359,340
618,751	ITV Plc	2,522,529
1,838,845	J Sainsbury Plc‡	7,014,189
133,342	Jardine Lloyd Thompson Group Plc	1,817,928
192,826	John Wood Group Plc	1,740,763
136,650	Liberty Global Plc Class A*	5,788,494
4,197,051	Lloyds TSB Group Plc	4,520,135
1,222,520	Man Group Plc	3,162,286
335,675	Marks & Spencer Group Plc	2,238,255
215,568	Mitchells & Butlers Plc	1,096,471
96,769	Ocado Group Plc*‡	433,731
1,294,785	Old Mutual Plc	3,414,099
211,900	Paragon Group of Cos. Plc (The)	1,104,049
52,261	Pearson Plc, Sponsored ADR	563,374
37,883	Persimmon Plc*	1,131,791
78,229	Petrofac, Ltd.	917,802
302,173	Premier Farnell Plc	436,465
1,132,996	QinetiQ Group Plc	4,523,821
329,089	Reckitt Benckiser Group Plc	30,465,635
187,599	Redrow Plc	1,299,837
153,359	Regus Plc	753,151
53,519	Restaurant Group Plc (The)	540,734
13,824	Rightmove Plc	840,477
115,500	Rio Tinto Plc, Sponsored ADR	3,363,360
171,895	Royal Dutch Shell Plc Class B	3,909,284
16,280	Shire Plc, ADR	3,337,400
171,801	Shire Plc	11,896,159
94,412	Spectris Plc	2,507,553
42,638	Spirax-Sarco Engineering Plc	2,063,174

48	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

694,044	St James’s Place Plc	10,311,352
232,817	Stagecoach Group Plc	1,016,751
170,027	SVG Capital Plc*	1,234,720
163,771	TalkTalk Telecom Group Plc‡	524,765
140,738	Unilever Plc, Sponsored ADR	6,068,623
45,248	Unilever Plc	1,951,713
121,132	Vodafone Group Plc, Sponsored ADR	3,907,718
1,292,895	Vodafone Group Plc	4,211,372
63,958	Whitbread Plc	4,148,722
869,900	WM Morrison Supermarkets Plc‡	1,900,140
206,850	Wolseley Plc	11,252,982
2,341,110	Worldpay Group Plc*	10,603,578

	Total United Kingdom	325,371,029

	United States — 2.2%

167,642	Analog Devices, Inc.	9,273,955
250,038	Cadence Design Systems, Inc.*	5,203,291
226,546	Colgate-Palmolive Co.	15,092,494
27,305	Nordson Corp.	1,751,616
187,108	NVIDIA Corp.	6,167,080
24,647	Synopsys, Inc.*	1,124,150
77,047	Texas Instruments, Inc.	4,222,946

	Total United States	42,835,532

	TOTAL COMMON STOCKS (COST $1,772,283,565)	1,817,357,268

	INVESTMENT COMPANY — 1.1%

	United States — 1.1%

361,524	iShares MSCI EAFE Index Fund	21,239,535

	TOTAL INVESTMENT COMPANY (COST $22,004,864)	21,239,535

	PREFERRED STOCKS — 1.0%

	Brazil — 0.1%

727,600	Itausa - Investimentos Itau SA, 7.61%	1,265,312

	Germany — 0.9%

11,957	Bayerische Motoren Werke AG, 4.07%	1,005,470
95,587	Henkel AG & Co. KGaA, 1.34%	10,715,892
31,993	Porsche Automobil Holding SE, 4.37%	1,738,047
20,534	Volkswagen AG, 4.05%	2,983,439

	Total Germany	16,442,848

	Spain — 0.0%

14,896	Grifols SA, 2.34% Series B	484,070

	TOTAL PREFERRED STOCKS (COST $18,044,220)	18,192,230

See accompanying Notes to the Schedule of Investments.	49

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 5.6%

		Bank Deposit — 3.6%

70,098,674		State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/04/16	70,098,674

		Securities Lending Collateral — 2.0%

39,152,489		State Street Institutional U.S. Government Money Market Fund, Premier Class***	39,152,489

		TOTAL SHORT-TERM INVESTMENTS (COST $109,251,163)	109,251,163

		TOTAL INVESTMENTS — 101.8% (Cost $1,921,583,812)	1,966,040,196

		Other Assets and Liabilities (net) — (1.8)%	(35,349,350)

		NET ASSETS — 100.0%	$1,930,690,846

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

		SDR — Swedish Depository Receipt

	*	Non-income producing security

	‡	All or a portion of this security is out on loan.

	¤	Illiquid security. The total market value of the securities at period end is $1,960,709 which represents 0.1% of net assets. The aggregate tax cost of these securities held at December 31, 2015 was $3,109,022.

	***	Represents an investment of securities lending cash collateral.

	****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $102,007 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2015 was $1,457,972.

50	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
574	MSCI EAFE E-mini Index	March 2016	$48,738,340	$1,054,585

See accompanying Notes to the Schedule of Investments.	51

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Food	7.5
Pharmaceuticals	7.3
Banks	7.1
Insurance	6.1
Retail	4.2
Telecommunications	4.1
Diversified Financial Services	3.8
Chemicals	3.6
Beverages	3.2
Commercial Services	3.2
Auto Parts & Equipment	3.0
Auto Manufacturers	2.9
Semiconductors	2.7
Oil & Gas	2.3
Household Products & Wares	2.2
Electronics	2.0
Cosmetics & Personal Care	1.8
Machinery — Diversified	1.8
Software	1.8
Electrical Components & Equipment	1.7
Agriculture	1.6
Distribution & Wholesale	1.6
Real Estate	1.3
Miscellaneous — Manufacturing	1.2
Aerospace & Defense	1.1
Computers	1.1
Unaffiliated Fund	1.1
Airlines	0.9
Leisure Time	0.9
Transportation	0.9
Engineering & Construction	0.8
Health Care — Products	0.8
Holding Companies — Diversified	0.8
Home Builders	0.8
Media	0.8
Building Materials	0.7
Health Care — Services	0.7
Internet	0.7
Electric	0.6
Food Service	0.6
Lodging	0.6
Mining	0.6
Forest Products & Paper	0.5
Home Furnishings	0.4
Iron & Steel	0.4
Metal Fabricate & Hardware	0.3
Office & Business Equipment	0.3
Apparel	0.2
Energy-Alternate Sources	0.2
Entertainment	0.2
Gas	0.2

52	See accompanying Notes to the Schedule of Investments.

Mercer Non-US Core Equity Fund

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Hand & Machine Tools	0.2
Machinery — Construction & Mining	0.2
Advertising	0.1
Investment Companies	0.1
Oil & Gas Services	0.1
Packaging & Containers	0.1
Textiles	0.1
Toys, Games & Hobbies	0.1
Biotechnology	0.0
REITS	0.0
Shipbuilding	0.0
Short-Term Investments and Other Assets and Liabilities (net)	3.8

100.0%

See accompanying Notes to the Schedule of Investments.	53

Mercer Core Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 98.5%

	Asset Backed Securities — 11.8%

750,000	A Voce CLO, Ltd., Series 2014-1A, Class A1A, 1.77%, due 07/15/26† 144A	735,485
1,700,000	AIMCO CLO, Series 2014-AA, Class A, 1.86%, due 07/20/26† 144A	1,689,967
1,000,000	AIMCO CLO, Series 2014-AA, Class B1, 2.32%, due 07/20/26† 144A	969,771
1,500,000	AIMCO CLO, Series 2014-AA, Class B2, 4.58%, due 07/20/26 144A	1,510,577
750,000	AIMCO CLO, Series 2015-AA, Class A1, 2.03%, due 01/15/28† 144A	749,583
1,470,000	Ally Auto Receivables Trust, Series 2014-2, Class A4, 1.84%, due 01/15/20	1,465,751
1,000,000	American Express Credit Account Master Trust, Series 2013-1, Class B, 1.03%, due 02/16/21†	997,164
781,203	Ameriquest Mortgage Securities, Inc., Series 2003-9, Class AV1, 1.18%, due 09/25/33†	755,073
208,715	Ameriquest Mortgage Securities, Inc., Series 2004-R2, Class A1A, 1.11%, due 04/25/34†	206,002
1,000,000	Anchorage Capital CLO 3, Ltd., Series 2014-3A, Class A2A, 2.57%, due 04/28/26† 144A	977,201
750,000	Anchorage Capital CLO 5, Ltd., Series 2014-5A, Class A, 1.92%, due 10/15/26† 144A	743,905
398,521	Asset Backed Securities Corp. Home Equity, Series 2003-HE7, Class M1, 1.31%, due 12/15/33†	384,471
1,700,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.50%, due 07/20/21 144A	1,680,655
1,200,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, due 12/20/21 144A	1,186,372
525,000	Babson CLO, Ltd., Series 2013-IA, Class A, 1.42%, due 04/20/25† 144A	514,673
250,000	Battalion CLO VIII, Ltd., Series 2015-8A, Class A1, 1.85%, due 04/18/27† 144A	247,806
63,104	Bear Stearns Asset Backed Securities Trust, Series 2004-SD3, Class A3, 0.99%, due 09/25/34†	62,242
4,866,000	BMW Vehicle Lease Trust, Series 2014-1, Class A4, 0.99%, due 08/21/17	4,856,115
1,102,141	BNSF Railway Co. 2007-1 Pass Through Trust, 6.00%, due 04/01/24	1,226,959
652,175	Burlington Northern and Santa Fe Railway Co. 2006-1 Pass Through Trust, 5.72%, due 01/15/24	718,241
3,165,000	Chase Issuance Trust, Series 2013-A8, Class A8, 1.01%, due 10/15/18	3,162,717
2,000,000	Chase Issuance Trust, Series 2014-A7, Class A, 1.38%, due 11/15/19	1,995,107
695,205	Colony American Homes, Series 2014-1A, Class A, 1.40%, due 05/17/31† 144A	682,468
3,078,279	CVS Pass-Through Trust, 7.51%, due 01/10/32 144A	3,635,420
1,104,129	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, due 02/10/24	1,273,116
1,000,000	Ford Credit Auto Owner Trust, Series 2014-1, Class A, 2.26%, due 11/15/25 144A	1,008,929
2,305,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.31%, due 04/15/26 144A	2,303,458
1,390,000	Ford Credit Auto Owner Trust, Series 2014-C, Class A3, 1.06%, due 05/15/19	1,387,031
500,000	GE Dealer Floorplan Master Note Trust, Series 2015-1, Class A, 0.90%, due 01/20/20†	497,811
500,000	GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A2, 0.83%, due 05/15/20† 144A ¤	498,353
1,600,000	Hertz Vehicle Financing LLC, Series 2015-1A, Class A, 2.73%, due 03/25/21 144A	1,586,400
600,000	Hertz Vehicle Financing LLC, Series 2015-3A, Class A, 2.67%, due 09/25/21 144A	593,196
250,000	Highbridge Loan Management CLO, Ltd., Series 2015-6A, Class A, 1.78%, due 05/05/27† 144A	246,876
333,427	Home Equity Asset Trust, Series 2003-8, Class M1, 1.50%, due 04/25/34†	307,559
3,500,000	HSBC Home Equity Loan Trust, Series 2006-3, Class M1, 0.66%, due 03/20/36†	3,444,565
250,000	ICG US CLO, Ltd., Series 2014-3A, Class A1B, 3.28%, due 01/25/27 144A	247,672
3,450,000	Invitation Homes Trust, Series 2014-SFR1, Class A, 1.35%, due 06/17/31† 144A	3,383,494
1,175,828	Invitation Homes Trust, Series 2015-SFR3, Class A, 1.65%, due 08/17/32† 144A	1,156,910

54	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued

500,000	KVK CLO, Ltd., Series 2014-2A, Class A, 1.87%, due 07/15/26† 144A	493,096
1,750,000	Madison Park Funding XI CLO, Ltd., Series 2013-11A, Class A1A, 1.60%, due 10/23/25† 144A	1,717,442
1,750,000	Magnetite VIII CLO, Ltd., Series 2014-8A, Class A, 1.80%, due 04/15/26† 144A	1,742,985
250,000	Magnetite XI CLO, Ltd., Series 2014-11A, Class A1, 1.77%, due 01/18/27† 144A	248,123
1,570,000	MMAF Equipment Finance LLC, Series 2014-AA, Class A5, 2.33%, due 12/08/25 144A	1,543,085
269,939	Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1, 1.44%, due 10/25/33†	256,629
327,343	Morgan Stanley ABS Capital I, Series 2003-NC6, Class M1, 1.62%, due 06/25/33†	320,370
198,542	Morgan Stanley ABS Capital I, Series 2003-NC7, Class M1, 1.47%, due 06/25/33†	188,335
337,422	New Century Home Equity Loan Trust, Series 2003-A, Class A, 1.14%, due 10/25/33† 144A	321,221
2,211,000	NextGear Floorplan Master Owner Trust, Series 2015-2A, Class A, 2.38%, due 10/15/20 144A	2,191,547
1,200,000	OneMain Financial Issuance Trust, Series 2015-2A, Class A, 2.57%, due 07/18/25 144A	1,187,437
750,000	Palmer Square CLO, Ltd., Series 2015-2A, Class A1A, 1.79%, due 07/20/27† 144A	741,449
1,000,000	Race Point VIII CLO, Ltd., Series 2013-8A, Class A, 1.62%, due 02/20/25† 144A	994,306
750,000	Regatta IV Funding CLO, Ltd., Series 2014-1A, Class A2, 1.85%, due 07/25/26† 144A	744,392
750,000	Regatta V Funding CLO, Ltd., Series 2014-1A, Class A1A, 1.88%, due 10/25/26† 144A	744,911
735,448	Saxon Asset Securities Trust, Series 2005-1, Class M1, 1.11%, due 05/25/35†	706,039
500,000	Seneca Park CLO, Ltd., Series 2014-1A, Class B2, 4.35%, due 07/17/26 144A	494,983
500,000	Shackleton CLO, Ltd., Series 2014-6A, Class A1, 1.80%, due 07/17/26† 144A	494,775
717,562	Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 2.20%, due 10/20/30 144A	713,558
750,000	Silvermore CLO, Ltd., Series 2014-1A, Class A1, 1.81%, due 05/15/26† 144A	736,751
1,732,079	SLM Student Loan Trust, Series 2012-B, Class A2, 3.48%, due 10/15/30 144A	1,756,543
1,925,378	Small Business Administration Participation Certificates, Series 2010-20D, Class 1, 4.36%, due 04/01/30	2,075,073
1,451,888	Small Business Administration Participation Certificates, Series 2010-20G, Class 1, 3.80%, due 07/01/30	1,546,717
1,920,751	Small Business Administration Participation Certificates, Series 2010-20I, Class 1, 3.21%, due 09/01/30	1,990,735
1,539,894	Small Business Administration Participation Certificates, Series 2011-20F, Class 1, 3.67%, due 06/01/31	1,639,156
1,886,544	Small Business Administration Participation Certificates, Series 2012-20C, Class 1, 2.51%, due 03/01/32	1,897,608
3,146,059	Small Business Administration Participation Certificates, Series 2013-20H, Class 1, 3.16%, due 08/01/33	3,246,639
4,432,703	Small Business Administration Participation Certificates, Series 2014-20C, Class 1, 3.21%, due 03/01/34	4,605,227
1,764,845	Small Business Administration Participation Certificates, Series 2014-20D, Class 1, 3.11%, due 04/01/34	1,823,379
1,307,455	Small Business Administration Participation Certificates, Series 2014-20I, Class 1, 2.92%, due 09/01/34	1,330,423
860,000	Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, due 11/15/24 144A	854,467
1,216,294	STORE Master Funding LLC, Series 2014-1A, Class A2, 5.00%, due 04/20/44 144A	1,262,948
2,000,000	Synchrony Credit Card Master Note Trust, Series 2015-3, Class A, 1.74%, due 09/15/21	1,985,446
500,000	THL Credit Wind River CLO, Ltd., Series 2014-3A, Class A, 1.94%, due 01/22/27† 144A	494,990

See accompanying Notes to the Schedule of Investments.	55

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued

750,000	THL Credit Wind River CLO, Ltd., Series 2015-1A, Class A, 1.82%, due 07/20/27† 144A	742,582
500,000	Treman Park CLO Ltd., Series 2015-1A, Class A, 1.82%, due 04/20/27† 144A	495,754
47,324	UAL Pass Through Trust, Series 2009-2A, 9.75%, due 07/15/18	49,986
1,300,000	Washington Mill CLO, Ltd., Series 2014-1A, Class A1, 1.82%, due 04/20/26† 144A	1,283,606
500,000	Washington Mill CLO, Ltd., Series 2014-1A, Class B2, 4.25%, due 04/20/26 144A	490,021

		95,241,829

	Corporate Debt — 39.6%

50,000	21st Century Fox America, Inc., 4.50%, due 02/15/21	53,863
1,600,000	21st Century Fox America, Inc., 6.15%, due 02/15/41	1,804,010
475,000	21st Century Fox America, Inc., 6.20%, due 12/15/34	540,902
275,000	21st Century Fox America, Inc., 6.40%, due 12/15/35	317,690
20,000	21st Century Fox America, Inc., 6.75%, due 01/09/38	22,802
812,000	AbbVie, Inc., 3.20%, due 11/06/22	800,495
300,000	AbbVie, Inc., 3.60%, due 05/14/25	296,663
500,000	AbbVie, Inc., 4.50%, due 05/14/35	491,363
250,000	ACE INA Holdings, Inc., 3.35%, due 05/03/26	249,558
30,000	ACE INA Holdings, Inc., 4.35%, due 11/03/45	30,560
1,050,000	Actavis Funding SCS, 3.00%, due 03/12/20	1,051,790
825,000	Actavis Funding SCS, 3.45%, due 03/15/22	827,016
1,025,000	Actavis Funding SCS, 3.80%, due 03/15/25	1,021,728
605,000	Actavis Funding SCS, 4.55%, due 03/15/35	589,830
280,000	AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 3.75%, due 05/15/19	280,350
96,000	AES Corp. (The), Senior Note, 8.00%, due 06/01/20‡	106,080
750,000	Aetna, Inc., 4.75%, due 03/15/44	763,225
2,275,000	AgriBank FCB, 9.13%, due 07/15/19	2,762,649
315,000	Agrium, Inc., 4.90%, due 06/01/43	282,798
150,000	Agrium, Inc., 5.25%, due 01/15/45	140,325
1,040,000	AIA Group, Ltd., 3.20%, due 03/11/25 144A	1,006,597
1,438,000	Air Canada 2015-1 Class A Pass Through Trust, 3.60%, due 09/15/28 144A	1,393,062
425,000	Altria Group, Inc., 2.85%, due 08/09/22	414,941
150,000	Altria Group, Inc., 9.95%, due 11/10/38	241,131
620,000	America Movil SAB de CV, 5.00%, due 03/30/20	674,071
150,000	America Movil SAB de CV, Guaranteed Senior Note, 5.63%, due 11/15/17	160,343
3,731,667	American Airlines 2013-2 Class A Pass Through Trust, 4.95%, due 07/15/24	3,941,574
205,000	American Express Co., 5.20%† †††††	201,925
1,247,000	American International Group, Inc., 4.80%, due 07/10/45	1,210,338
680,000	Amgen, Inc., 5.65%, due 06/15/42	738,403
250,000	Anadarko Finance Co., Senior Note, 7.50%, due 05/01/31	266,274
220,000	Anadarko Petroleum Corp., 6.38%, due 09/15/17	230,790
8,000,000	Anadarko Petroleum Corp., 8.16%, due 10/10/36‡‡	2,900,000
290,000	Anheuser-Busch InBev Worldwide, Inc., 2.50%, due 07/15/22	279,254
340,000	Anheuser-Busch InBev Worldwide, Inc., 5.38%, due 01/15/20	376,435
1,280,000	ANR Pipeline Co., 9.63%, due 11/01/21	1,658,820
425,000	Anthem, Inc., 4.35%, due 08/15/20	450,610
5,000	Anthem, Inc., 5.10%, due 01/15/44	5,038
730,000	Anthem, Inc., 5.88%, due 06/15/17	771,919
696,000	Anthem, Inc., 7.00%, due 02/15/19	782,447

56	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

70,000	Aramark Services, Inc., 5.13%, due 01/15/24 144A	71,488
160,000	ArcelorMittal, 5.50%, due 02/25/17	155,344
150,000	AT&T, Inc., 2.63%, due 12/01/22‡	142,436
2,479,000	AT&T, Inc., 3.40%, due 05/15/25	2,387,260
120,000	AT&T, Inc., 3.88%, due 08/15/21	123,956
5,000,000	AT&T, Inc., 4.02%, due 11/27/22‡‡ 144A	3,899,860
10,000	AT&T, Inc., 4.45%, due 05/15/21	10,656
110,000	AT&T, Inc., 4.50%, due 05/15/35	102,054
570,000	AT&T, Inc., 4.75%, due 05/15/46	523,897
400,000	AT&T, Inc., 5.35%, due 09/01/40	396,427
610,000	AT&T, Inc., Global Note, 5.50%, due 02/01/18	652,404
1,675,000	AT&T, Inc., Global Note, 6.55%, due 02/15/39	1,888,841
3,125,000	BAC Capital Trust XI, 6.63%, due 05/23/36	3,580,581
2,160,000	BAE Systems Holdings, Inc., 6.38%, due 06/01/19 144A	2,419,185
155,000	Ball Corp., 4.38%, due 12/15/20	157,713
600,000	Bank of America Corp., 2.60%, due 01/15/19	602,391
140,000	Bank of America Corp., 3.88%, due 03/22/17	143,103
500,000	Bank of America Corp., 4.13%, due 01/22/24	517,307
400,000	Bank of America Corp., 4.20%, due 08/26/24	397,584
290,000	Bank of America Corp., 5.00%, due 05/13/21	317,214
420,000	Bank of America Corp., 5.13%† †††††	400,575
565,000	Bank of America Corp., 5.63%, due 07/01/20	628,212
555,000	Bank of America Corp., 5.70%, due 01/24/22	626,680
100,000	Bank of America Corp., 7.63%, due 06/01/19	115,920
410,000	Bank of America Corp., Senior Note, 5.75%, due 12/01/17	438,796
1,721,000	Bank of America NA, 1.75%, due 06/05/18	1,710,538
375,000	Bank One Capital III, 8.75%, due 09/01/30	538,326
775,000	Barclays Bank Plc, 3.75%, due 05/15/24	790,784
1,450,000	Barclays Plc, 4.38%, due 09/11/24	1,420,595
695,000	Becton Dickinson and Co., 3.73%, due 12/15/24	702,219
1,480,000	Berkshire Hathaway Energy Co., 3.50%, due 02/01/25	1,470,447
1,432,000	Berkshire Hathaway Energy Co., 6.13%, due 04/01/36	1,675,029
280,000	BHP Billiton Finance USA, Ltd., 6.25%, due 10/19/75† 144A	274,750
1,300,000	BHP Billiton Finance USA, Ltd., 6.75%, due 10/19/75† 144A	1,257,750
764,000	Blackstone Holdings Finance Co. LLC, 4.75%, due 02/15/23 144A	818,097
1,830,000	Blackstone Holdings Finance Co. LLC, Series 1, 6.63%, due 08/15/19 144A	2,079,958
2,125,000	BNP Paribas SA, 4.25%, due 10/15/24‡	2,107,900
475,000	BNP Paribas SA, 4.38%, due 09/28/25 144A	466,089
415,000	Boston Properties, LP REIT, 3.13%, due 09/01/23	404,732
1,550,000	Boston Properties, LP REIT, 4.13%, due 05/15/21	1,627,373
1,485,000	Boston Properties, LP REIT, 5.63%, due 11/15/20	1,654,526
280,000	Building Materials Corp. of America, 5.38%, due 11/15/24 ¤ 144A	280,700
1,700,000	Burlington Northern Santa Fe LLC, 3.75%, due 04/01/24	1,744,438
859,000	Canadian Pacific Railway Co., 6.13%, due 09/15/15#	873,741
2,025,000	Capital One Financial Corp., 3.50%, due 06/15/23	2,015,896
400,000	Capital One Financial Corp., 4.20%, due 10/29/25	395,727
625,000	Capital One Financial Corp., 4.75%, due 07/15/21	677,799
1,882,000	Carlyle Holdings II Finance LLC, 5.63%, due 03/30/43 144A	2,003,223
915,000	Carnival Corp., 1.88%, due 12/15/17	914,133

See accompanying Notes to the Schedule of Investments.	57

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

214,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, due 01/15/19	218,815
5,000	CCO Safari II LLC, 4.46%, due 07/23/22 144A	4,988
2,161,000	CCO Safari II LLC, 4.91%, due 07/23/25 144A	2,162,160
195,000	CCO Safari II LLC, 6.38%, due 10/23/35 144A	197,451
735,000	CCO Safari II LLC, 6.48%, due 10/23/45 144A	738,131
60,000	CCO Safari II LLC, 6.83%, due 10/23/55 144A	59,314
3,247,000	CDP Financial, Inc., 3.15%, due 07/24/24 144A	3,267,758
1,700,000	Cemex Finance LLC, 6.00%, due 04/01/24‡ 144A	1,462,000
450,000	Cemex SAB de CV, 6.13%, due 05/05/25‡ 144A	385,875
675,000	Cemex SAB de CV, 6.50%, due 12/10/19 144A	653,062
1,125,000	Cemex SAB de CV, 7.25%, due 01/15/21 144A	1,085,625
430,000	CGG SA, 6.50%, due 06/01/21	193,500
525,000	Cigna Corp., 4.00%, due 02/15/22	543,341
800,000	Cigna Corp., 5.38%, due 02/15/42	880,240
1,100,000	Cigna Corp., 6.15%, due 11/15/36	1,256,391
325,000	Cigna Corp., 7.88%, due 05/15/27	427,843
814,000	Citigroup, Inc., 2.15%, due 07/30/18	813,902
425,000	Citigroup, Inc., 3.88%, due 03/26/25	414,440
560,000	Citigroup, Inc., 3.95%, due 06/15/16	567,825
265,000	Citigroup, Inc., 4.00%, due 08/05/24	262,925
260,000	Citigroup, Inc., 4.05%, due 07/30/22	266,327
180,000	Citigroup, Inc., 4.40%, due 06/10/25	182,150
970,000	Citigroup, Inc., 4.50%, due 01/14/22	1,040,307
130,000	Citigroup, Inc., 5.90%† ††††† ‡	128,050
550,000	Citigroup, Inc., 5.95%† †††††	548,816
230,000	Citigroup, Inc., 5.95%† †††††	225,342
120,000	Citigroup, Inc., 6.13%† †††††	122,550
1,614,000	Cleveland Clinic Foundation (The), 4.86%, due 01/01/14#	1,569,704
2,850,000	Comcast Corp., 4.25%, due 01/15/33	2,805,517
320,000	Comcast Corp., 5.65%, due 06/15/35	373,098
746,000	Comcast Corp., 6.40%, due 05/15/38	927,737
130,000	Comcast Corp., 6.50%, due 01/15/17	136,860
20,000	Comcast Corp., 6.50%, due 11/15/35	25,112
90,000	Comcast Corp., 6.95%, due 08/15/37	117,659
300,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	344,079
1,106,535	Continental Airlines 2007-1 Class A Pass Through Trust, 5.98%, due 10/19/23	1,223,330
525,000	Corp. Nacional del Cobre de Chile, 4.50%, due 09/16/25‡ 144A	495,719
210,000	Countrywide Financial Corp., Subordinated Note, 6.25%, due 05/15/16	213,559
1,950,000	COX Communications, Inc., 3.25%, due 12/15/22 144A	1,774,687
1,650,000	COX Communications, Inc., 3.85%, due 02/01/25 144A	1,514,495
875,000	COX Communications, Inc., 9.38%, due 01/15/19 144A	1,014,483
500,000	Credit Suisse Group Funding Guernsey, Ltd., 2.75%, due 03/26/20 144A	495,750
1,325,000	CRH America, Inc., 3.88%, due 05/18/25 144A	1,318,322
550,000	CSX Corp., 7.38%, due 02/01/19	629,983
1,160,000	CVS Health Corp., 2.75%, due 12/01/22	1,131,957
95,000	CVS Health Corp., 4.88%, due 07/20/35	98,392
120,000	CVS Health Corp., 5.13%, due 07/20/45	126,900
900,000	DCP Midstream LLC, 5.35%, due 03/15/20 144A	776,132
520,000	Devon Energy Corp., 7.95%, due 04/15/32	538,579

58	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

665,000	Discover Financial Services, 3.75%, due 03/04/25	639,825
350,000	DISH DBS Corp., 7.13%, due 02/01/16	351,312
400,000	Dominion Resources, Inc., 4.45%, due 03/15/21	423,768
1,325,000	Dominion Resources, Inc., 5.75%, due 10/01/54†	1,301,547
400,000	Dow Chemical Co. (The), 4.38%, due 11/15/42	349,654
775,000	Dow Chemical Co. (The), 7.38%, due 11/01/29	959,368
1,010,000	Dow Chemical Co. (The), 8.55%, due 05/15/19	1,191,322
575,000	Dow Chemical Co. (The), 9.40%, due 05/15/39	828,727
2,589,000	Duke Energy Corp., 3.55%, due 09/15/21	2,647,276
240,000	Eagle Spinco, Inc., 4.63%, due 02/15/21	221,700
110,000	Ecolab, Inc., 4.35%, due 12/08/21	117,608
190,000	El Paso Natural Gas Co. LLC, 8.38%, due 06/15/32	183,583
1,038,000	Electricite de France SA, 3.63%, due 10/13/25 144A	1,016,781
725,000	Enel Finance International SA, 6.00%, due 10/07/39 144A	813,335
1,000,000	Enel Finance International SA, Guaranteed Note, 6.80%, due 09/15/37 144A	1,224,745
322,000	Energy Transfer Partners, LP, 4.05%, due 03/15/25	264,932
2,106,000	Ensco Plc, 4.70%, due 03/15/21	1,697,567
460,000	Enterprise Products Operating LLC, 3.75%, due 02/15/25	421,560
1,934,000	ERAC USA Finance LLC, 2.80%, due 11/01/18¤ 144A	1,947,855
1,350,000	ERP Operating, LP, 3.00%, due 04/15/23	1,327,401
825,000	ERP Operating, LP, 4.63%, due 12/15/21	896,482
2,045,000	Escrow GCB General Motors, 8.38%, due 07/15/49¤ ****	—
1,169,000	Exelon Corp., 5.10%, due 06/15/45 144A	1,181,982
912,000	Exelon Generation Co. LLC, 4.25%, due 06/15/22	925,283
405,000	Fidelity National Information Services, Inc., 2.85%, due 10/15/18	406,700
540,000	Fidelity National Information Services, Inc., 3.63%, due 10/15/20	547,622
1,303,000	Fifth Third Bancorp, 2.88%, due 07/27/20	1,302,936
150,000	FirstEnergy Corp., 2.75%, due 03/15/18	150,759
245,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	299,150
540,000	Ford Motor Co., 4.75%, due 01/15/43	510,904
600,000	Ford Motor Credit Co. LLC, 5.75%, due 02/01/21	663,600
1,575,000	Ford Motor Credit Co. LLC, 5.88%, due 08/02/21	1,758,447
350,000	Ford Motor Credit Co. LLC, 8.00%, due 12/15/16	370,162
580,000	Ford Motor Credit Co. LLC, 8.13%, due 01/15/20	683,712
1,455,000	Freeport-McMoRan, Inc., 5.40%, due 11/14/34	778,425
375,000	GE Capital International Funding Co., 2.34%, due 11/15/20 144A	372,127
488,000	GE Capital International Funding Co., 4.42%, due 11/15/35 144A	498,984
80,000	General Electric Capital Corp., 4.38%, due 09/16/20	86,902
136,000	General Electric Capital Corp., 4.63%, due 01/07/21	149,480
129,000	General Electric Capital Corp., 4.65%, due 10/17/21	142,934
398,000	General Electric Capital Corp., 5.55%, due 05/04/20	451,025
720,000	General Electric Capital Corp., 6.38%, due 11/15/67†	753,696
138,000	General Electric Capital Corp., 6.88%, due 01/10/39	188,476
310,000	General Electric Co., 4.50%, due 03/11/44	319,801
450,000	General Motors Co., 4.00%, due 04/01/25	427,939
1,045,000	General Motors Financial Co., Inc., 3.50%, due 07/10/19	1,049,361
30,000	Glencore Finance Canada, Ltd., 5.80%, due 11/15/16‡ 144A	29,894
944,000	Glencore Funding LLC, 2.13%, due 04/16/18 144A	839,335
320,000	Glitnir HF, Subordinated Note, 6.69%, due 06/15/16¤ **** ††† 144A	—

See accompanying Notes to the Schedule of Investments.	59

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

350,000	GLP Capital, LP/GLP Financing II, Inc., 4.88%, due 11/01/20	344,750
265,000	Goldcorp, Inc., 3.63%, due 06/09/21	249,145
150,000	Goldman Sachs Group (The), Inc., 4.00%, due 03/03/24	154,224
290,000	Goldman Sachs Group (The), Inc., 5.15%, due 05/22/45	282,751
140,000	Goldman Sachs Group (The), Inc., 5.25%, due 07/27/21	154,975
565,000	Goldman Sachs Group (The), Inc., 5.38%† †††††	562,175
680,000	Goldman Sachs Group (The), Inc., 5.95%, due 01/18/18	732,698
660,000	Goldman Sachs Group (The), Inc., 6.25%, due 02/01/41	789,941
2,137,000	Goldman Sachs Group (The), Inc., 7.50%, due 02/15/19	2,447,006
165,000	HCA, Inc., 4.25%, due 10/15/19	168,506
150,000	HCA, Inc., 5.25%, due 04/15/25	151,500
460,000	HCA, Inc., 5.88%, due 03/15/22	486,450
1,085,000	HCP, Inc., 4.00%, due 06/01/25	1,061,461
859,000	HCP, Inc., 4.25%, due 11/15/23	861,634
875,000	Health Net, Inc., 6.38%, due 06/01/17	913,281
270,000	Home Depot (The), Inc., 4.40%, due 03/15/45	279,749
945,000	HP Enterprise Co., 2.45%, due 10/05/17 144A	944,600
175,000	HP Enterprise Co., 2.85%, due 10/05/18 144A	175,017
2,700,000	HP Enterprise Co., 3.60%, due 10/15/20 144A	2,709,096
1,110,000	HP Enterprise Co., 4.40%, due 10/15/22 144A	1,107,350
740,000	HSBC Finance Corp., 6.68%, due 01/15/21	850,200
550,000	HSBC Holdings Plc, 5.10%, due 04/05/21	611,894
1,050,000	HSBC Holdings Plc,, 6.50%, due 05/02/36	1,256,931
1,015,000	HSBC Holdings Plc, Subordinated Note, 6.50%, due 09/15/37	1,221,518
1,260,000	Husky Energy, Inc., 7.25%, due 12/15/19	1,392,881
420,000	Imperial Tobacco Finance Plc, 2.05%, due 02/11/18 144A	418,312
1,200,000	Imperial Tobacco Finance Plc, 3.75%, due 07/21/22 144A	1,206,500
2,075,000	Imperial Tobacco Finance Plc, 4.25%, due 07/21/25 144A	2,109,657
1,253,000	Intercontinental Exchange, Inc., 2.75%, due 12/01/20	1,253,546
250,000	Intesa Sanpaolo Spa, 3.13%, due 01/15/16	250,126
500,000	Jefferies Group LLC, 5.13%, due 01/20/23	496,787
220,000	John Deere Capital Corp., 2.25%, due 04/17/19	221,058
300,000	JPMorgan Chase & Co., 3.25%, due 09/23/22	302,003
1,430,000	JPMorgan Chase & Co., 3.38%, due 05/01/23	1,407,688
775,000	JPMorgan Chase & Co., 3.88%, due 09/10/24	772,336
90,000	JPMorgan Chase & Co., 4.35%, due 08/15/21	95,853
860,000	JPMorgan Chase & Co., 4.40%, due 07/22/20	918,515
200,000	JPMorgan Chase & Co., 4.50%, due 01/24/22	215,893
555,000	JPMorgan Chase & Co., 5.30%† †††††	554,306
1,250,000	JPMorgan Chase & Co., Subordinated Note, 6.13%, due 06/27/17	1,324,189
100,000	Kaupthing Bank HF, 7.13%, due 05/19/16 ¤ **** ††† 144A	—
950,000	Kentucky Power Co., 6.00%, due 09/15/17 144A	1,012,721
2,500,000	Kinder Morgan Energy Partners, LP, 4.15%, due 02/01/24	2,160,570
300,000	Kinder Morgan Energy Partners, LP, 4.25%, due 09/01/24	255,636
1,600,000	Kinder Morgan Energy Partners, LP, 5.00%, due 08/15/42	1,184,240
850,000	Kinder Morgan Energy Partners, LP, 5.40%, due 09/01/44	644,371
550,000	Kinder Morgan Energy Partners, LP, (MTN), 6.95%, due 01/15/38	473,624
1,850,000	Kinder Morgan, Inc., 4.30%, due 06/01/25‡	1,601,395
1,240,000	KKR Group Finance Co. II LLC, 5.50%, due 02/01/43 144A	1,295,517

60	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

1,268,000	KKR Group Finance Co. LLC, 6.38%, due 09/29/20 144A	1,463,315
450,000	Koppers, Inc., 7.88%, due 12/01/19	445,500
360,000	Kraft Foods Group, Inc., 3.50%, due 06/06/22	364,461
349,000	Kraft Foods Group, Inc., 5.38%, due 02/10/20	382,488
170,000	Kraft Heinz Foods Co., 5.00%, due 07/15/35 144A	174,704
400,000	Kroger Co. (The), Senior Note, 6.15%, due 01/15/20	453,118
300,000	L Brands, Inc., 5.63%, due 10/15/23	319,500
470,000	Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86%††† †††††	165
270,000	Lehman Brothers Holdings, Inc., (MTN), Series I, 6.75%, due 12/28/17†††	95
890,000	Lehman Brothers Holdings, Inc., Subordinated Note, 6.50%, due 07/19/17†††	312
1,150,000	Liberty Mutual Group, Inc., 4.25%, due 06/15/23 144A	1,170,332
1,600,000	Liberty Mutual Group, Inc., 4.95%, due 05/01/22 144A	1,698,280
1,380,000	Lincoln National Corp., 4.00%, due 09/01/23	1,415,310
1,250,000	Lloyds Banking Group Plc, 4.50%, due 11/04/24‡	1,271,209
1,010,000	LyondellBasell Industries NV, 5.00%, due 04/15/19	1,075,192
525,000	Macy’s Retail Holdings, Inc., 6.38%, due 03/15/37	532,824
1,790,000	Macy’s Retail Holdings, Inc., 6.65%, due 07/15/24	2,019,727
350,000	Macy’s Retail Holdings, Inc., 6.90%, due 01/15/32	387,225
600,000	Macy’s Retail Holdings, Inc., 7.00%, due 02/15/28	697,376
230,000	Martin Marietta Materials, Inc., 4.25%, due 07/02/24	226,130
725,000	Massachusetts Institute of Technology, 4.68%, due 07/01/14#	750,468
625,000	McDonald’s Corp., 3.70%, due 01/30/26	625,791
70,000	Medtronic, Inc., 3.13%, due 03/15/22	70,766
190,000	Medtronic, Inc., 3.15%, due 03/15/22	192,236
970,000	Medtronic, Inc., 3.50%, due 03/15/25	979,072
410,000	Medtronic, Inc., 4.38%, due 03/15/35	415,251
625,000	Merck & Co., Inc., 4.15%, due 05/18/43	621,810
840,000	Merrill Lynch & Co., Inc., Subordinated Note, 5.70%, due 05/02/17	876,296
1,152,000	MetLife, Inc., 3.00%, due 03/01/25	1,108,230
120,000	MetLife, Inc., 3.05%, due 12/15/22	119,842
105,000	MetLife, Inc., 4.75%, due 02/08/21	115,004
420,000	MetLife, Inc., Subordinated Note, 6.40%, due 12/15/66	459,900
165,630	Miran Mid-Atlantic Series C Pass Through Trust, 10.06%, due 12/30/28	160,868
80,000	Monsanto Co., 4.40%, due 07/15/44	66,482
70,000	Morgan Stanley, 4.75%, due 03/22/17	72,529
325,000	Morgan Stanley, 5.45%† †††††	317,687
1,547,000	Morgan Stanley, 7.30%, due 05/13/19	1,778,396
130,000	Morgan Stanley, (MTN), Series F, 0.77%, due 10/18/16†	129,758
1,720,000	Morgan Stanley, (MTN), 4.10%, due 05/22/23	1,740,296
1,000,000	Morgan Stanley, (MTN), Series F, 6.63%, due 04/01/18	1,097,106
1,150,000	Myriad International Holdings BV, 5.50%, due 07/21/25 144A	1,111,130
1,300,000	Myriad International Holdings BV, 6.00%, due 07/18/20 144A	1,389,609
400,000	Navient Corp., (MTN), 4.63%, due 09/25/17	395,000
1,750,000	Navient Corp., (MTN), 6.00%, due 01/25/17	1,798,125
475,000	Navient Corp., (MTN), 6.25%, due 01/25/16	476,140
350,000	Navient Corp., (MTN), 8.45%, due 06/15/18	369,250
1,037,000	New York and Presbyterian Hospital (The), 4.02%, due 08/01/45	982,136
660,000	Nippon Life Insurance Co., 5.10%, due 10/16/44† 144A	693,000
780,000	Noble Energy, Inc., 4.15%, due 12/15/21	756,912

See accompanying Notes to the Schedule of Investments.	61

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

1,403,000	Noble Energy, Inc., 8.25%, due 03/01/19	1,570,208
510,000	Nordea Bank AB, 1.88%, due 09/17/18 144A	507,008
510,000	Norfolk Southern Corp., 4.65%, due 01/15/46	489,573
220,000	Northern States Power Co., 4.13%, due 05/15/44	218,976
350,000	NRG Energy, Inc., 6.25%, due 05/01/24‡	295,820
320,000	Oracle Corp., 4.30%, due 07/08/34	318,944
460,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	543,562
730,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, due 06/15/19¤ 144A	718,665
400,000	Petrobras Global Finance BV, 3.88%, due 01/27/16	398,900
1,175,000	Petrobras Global Finance BV, 4.38%, due 05/20/23‡	778,437
875,000	Petrobras Global Finance BV, 5.38%, due 01/27/21	654,062
300,000	Petroleos Mexicanos, 4.25%, due 01/15/25‡ 144A	263,250
300,000	Petroleos Mexicanos, 4.50%, due 01/23/26 144A	264,300
600,000	Petroleos Mexicanos, 4.88%, due 01/18/24	561,000
1,150,000	Petroleos Mexicanos, 5.63%, due 01/23/46 144A	884,292
1,650,000	Petroleos Mexicanos, 6.38%, due 01/23/45	1,404,779
1,190,000	PNC Bank NA, 2.95%, due 01/30/23	1,154,934
540,000	PPL Capital Funding, Inc., 5.00%, due 03/15/44	558,865
675,000	Provident Cos., Inc., 7.25%, due 03/15/28	786,681
1,000,000	Prudential Financial, Inc., 7.38%, due 06/15/19	1,161,414
1,689,000	PSEG Power LLC, 8.63%, due 04/15/31	2,107,105
170,000	QEP Resources, Inc., 6.88%, due 03/01/21	140,250
1,328,000	RELX Capital, Inc., 3.13%, due 10/15/22	1,291,609
755,000	Reynolds American, Inc., Senior Note, 6.75%, due 06/15/17	806,246
2,950,000	Rio Oil Finance Trust, 9.25%, due 07/06/24 144A	2,186,687
3,300,000	Rio Oil Finance Trust, 9.75%, due 01/06/27 144A	2,429,625
920,000	Rio Tinto Finance USA, Ltd., 9.00%, due 05/01/19	1,074,804
1,500,000	Rogers Communications, Inc., 6.80%, due 08/15/18	1,675,183
1,075,000	Royal Bank of Scotland Group Plc, 6.00%, due 12/19/23	1,159,632
1,700,000	Royal Bank of Scotland Group Plc, 6.13%, due 12/15/22	1,853,420
320,000	Sally Holdings LLC/Sally Capital, Inc., 5.63%, due 12/01/25	324,800
1,795,000	Schlumberger Holdings Corp., 3.00%, due 12/21/20 144A	1,773,835
1,220,000	Sempra Energy, 2.40%, due 03/15/20	1,196,892
2,419,000	Siemens Financieringsmaatschappij NV, 2.90%, due 05/27/22 144A	2,421,545
850,000	Simon Property Group, LP REIT, 6.75%, due 02/01/40	1,123,515
500,000	Sinopec Group Overseas Development 2015, Ltd., 2.50%, due 04/28/20 144A	492,875
320,000	SoftBank Group Corp., 4.50%, due 04/15/20 144A	319,200
630,000	Southern Copper Corp., 5.25%, due 11/08/42	457,455
1,865,000	Sprint Nextel Corp., 6.00%, due 12/01/16	1,865,000
1,195,000	St. Jude Medical, Inc., 2.00%, due 09/15/18	1,193,561
245,000	State Grid Overseas Investment 2014, Ltd., 2.75%, due 05/07/19 144A	247,788
850,000	State Street Corp., 4.96%, due 03/15/18	892,287
395,000	State Street Corp., 5.25%† †††††	397,469
922,000	Sunoco Logistics Partners Operations, LP, 3.45%, due 01/15/23	779,379
270,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, due 04/15/21 144A	271,350
380,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	470,736
775,000	Teck Resources, Ltd., 5.20%, due 03/01/42	329,375
700,000	Telecom Italia Capital SA, 7.00%, due 06/04/18	759,500

62	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

1,900,000	Telecom Italia Capital SA, 7.18%, due 06/18/19	2,099,538
825,000	Telecom Italia Capital SA, 7.72%, due 06/04/38	864,187
725,000	Telecom Italia Spa, 5.30%, due 05/30/24 144A	718,656
1,568,000	Telefonaktiebolaget LM Ericsson, 4.13%, due 05/15/22	1,609,787
260,000	Telefonos de Mexico SAB de CV, 5.50%, due 11/15/19	284,488
90,000	Tenet Healthcare Corp., 4.50%, due 04/01/21	88,200
350,000	Tenet Healthcare Corp., 6.00%, due 10/01/20	370,125
220,000	Thermo Fisher Scientific, Inc., 3.60%, due 08/15/21	223,668
300,000	Time Warner Cable, Inc., 4.00%, due 09/01/21	303,285
520,000	Time Warner Cable, Inc., 4.13%, due 02/15/21	531,541
740,000	Time Warner Cable, Inc., 5.85%, due 05/01/17	774,380
700,000	Time Warner Cable, Inc., 7.30%, due 07/01/38	761,081
2,055,000	Time Warner Cable, Inc., 8.25%, due 04/01/19	2,361,460
475,000	Time Warner Cable, Inc., 8.75%, due 02/14/19	551,407
702,000	Time Warner Cos., Inc., 7.57%, due 02/01/24	859,755
260,000	Time Warner, Inc., 4.70%, due 01/15/21	280,142
200,000	Time Warner, Inc., 4.75%, due 03/29/21	215,228
2,965,000	Time Warner, Inc., 7.70%, due 05/01/32	3,710,096
1,250,000	Transcanada Trust, 5.63%, due 05/20/75†	1,160,474
130,000	Transocean, Inc., 5.80%, due 12/15/16	126,588
500,000	UBS AG/Stamford CT, 1.80%, due 03/26/18	499,325
583,000	Union Pacific Corp., 4.16%, due 07/15/22	630,891
3,493,006	United Airlines 2014-1 Class A Pass Through Trust, 4.00%, due 10/11/27	3,575,965
665,000	UnitedHealth Group, Inc., 4.38%, due 03/15/42	655,022
2,000,000	Ventas Realty, LP/Ventas Capital Corp. REIT, 2.70%, due 04/01/20	1,974,084
900,000	Verizon Communications, Inc., 4.15%, due 03/15/24	926,455
433,000	Verizon Communications, Inc., 4.27%, due 01/15/36	392,180
1,821,000	Verizon Communications, Inc., 4.52%, due 09/15/48	1,635,085
2,719,000	Verizon Communications, Inc., 4.86%, due 08/21/46	2,584,108
935,000	Verizon Communications, Inc., 5.01%, due 08/21/54	859,542
110,000	Verizon Communications, Inc., 5.05%, due 03/15/34	109,919
35,000	Verizon Communications, Inc., 5.15%, due 09/15/23	38,538
50,000	Verizon Communications, Inc., 6.35%, due 04/01/19	56,293
3,400,000	Verizon Communications, Inc., 6.55%, due 09/15/43	4,050,566
1,152,000	Viacom, Inc., 4.85%, due 12/15/34	943,532
1,850,000	Vulcan Materials Co., 7.50%, due 06/15/21	2,164,500
1,064,000	Wal-Mart Stores, Inc., 6.50%, due 08/15/37	1,376,954
1,855,000	WEA Finance LLC/Westfield UK & Europe Finance Plc, 2.70%, due 09/17/19 144A	1,841,327
190,000	Wells Fargo & Co., 1.50%, due 01/16/18	189,247
250,000	Wells Fargo & Co., 3.45%, due 02/13/23	250,824
1,300,000	Wells Fargo & Co., 4.30%, due 07/22/27	1,329,801
1,308,000	Wells Fargo & Co., 4.48%, due 01/16/24	1,377,100
90,000	Wells Fargo & Co., 4.60%, due 04/01/21	98,181
1,100,000	Welltower, Inc., 4.50%, due 01/15/24	1,127,164
170,000	WestRock RKT Co., 3.50%, due 03/01/20	171,869
1,000,000	Weyerhaeuser Co., 7.38%, due 10/01/19	1,149,509
925,000	Williams Partners, LP, 4.90%, due 01/15/45	590,677
290,000	Williams Partners, LP/Williams Partners Finance Corp., 7.25%, due 02/01/17	295,799
80,000	WM Wrigley Jr Co., 2.40%, due 10/21/18 144A	80,266

See accompanying Notes to the Schedule of Investments.	63

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

320,000	WM Wrigley Jr Co., 2.90%, due 10/21/19 144A	323,244
90,000	WM Wrigley Jr Co., 3.38%, due 10/21/20 144A	91,854
500,000	Xerox Corp., 2.75%, due 03/15/19	491,397
500,000	Xerox Corp., 4.50%, due 05/15/21	505,237
600,000	Xerox Corp., 5.63%, due 12/15/19	638,837
1,070,000	Zimmer Biomet Holdings, Inc., 3.55%, due 04/01/25	1,041,768
425,000	Zoetis, Inc., 3.45%, due 11/13/20	425,960
750,000	Zoetis, Inc., 4.50%, due 11/13/25	761,563

		318,793,880

	Mortgage Backed Securities - Private Issuers — 10.9%

1,496,200	Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4, 5.45%, due 01/15/49	1,535,701
45,113	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-1, Class AM, 5.42%, due 09/10/45†	45,068
516,371	Bear Stearns ALT-A Trust, Series 2004-12, Class 1A3, 1.12%, due 01/25/35†	503,274
1,939,891	Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4, 5.71%, due 09/11/38†	1,952,685
2,223,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.71%, due 12/10/49†	2,299,356
1,600,000	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A3, 3.36%, due 07/10/47	1,617,464
1,500,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, 2.88%, due 02/10/48	1,446,774
1,200,000	Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A4, 3.46%, due 09/15/48	1,205,467
1,000,000	Citigroup Commercial Mortgage Trust, Inc., Series 2013-GC17, Class A2, 2.96%, due 11/10/46	1,020,409
27,500,000	Citigroup Commercial Mortgage Trust, Inc., (IO), Series 2014-GC21, Class XB, 0.33%, due 05/10/47†	867,765
2,528,664	Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4, 5.80%, due 12/10/49†	2,625,544
300,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A2, 2.37%, due 06/10/46	301,359
100,000	Commercial Mortgage Pass Through Certificates, Series 2013-LC6, Class A3, 2.67%, due 01/10/46	98,380
1,000,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR18, Class A4, 3.55%, due 07/15/47	1,025,870
1,600,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR20, Class A3, 3.33%, due 11/10/47	1,597,140
2,150,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A2, 2.82%, due 03/10/47	2,187,751
1,200,000	Commercial Mortgage Pass Through Certificates, Series 2015-CR25, Class A3, 3.51%, due 08/10/48	1,213,827
53,000,000	Commercial Mortgage Pass Through Certificates, (IO), Series 2014-CR17, Class XB, 0.21%, due 05/10/47† 144A	884,236
1,543,723	Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A3, 5.31%, due 12/15/39	1,560,781
1,526,900	Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class A3, 5.38%, due 02/15/40	1,557,483

64	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

1,365,339	Credit Suisse Commercial Mortgage Trust, Series 2007-C3, Class A4, 5.70%, due 06/15/39†	1,403,102
1,500,000	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A3, 3.54%, due 11/15/48	1,506,916
1,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K033, Class A2, 3.06%, due 07/25/23†	1,022,409
700,000	FHLMC Multifamily Structured Pass Through Certificates, Series K044, Class A2, 2.81%, due 01/25/25	691,615
600,000	FHLMC Multifamily Structured Pass Through Certificates, Series KS03, Class A4, 3.16%, due 05/25/25	606,998
28,155,007	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K025, Class X1, 0.89%, due 10/25/22†	1,339,534
1,644,393	FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1, 1.32%, due 10/25/27†	1,641,599
811,230	FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-DNA2, Class M1, 1.57%, due 12/25/27†	811,383
295,028	FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M1, 1.77%, due 04/25/28†	295,253
487,723	FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-HQA1, Class M1, 1.67%, due 03/25/28†	487,497
1,006,578	FNMA Connecticut Avenue Securities, Series 2014-C04, Class 1M1, 2.37%, due 11/25/24†	1,011,770
234,473	FNMA Connecticut Avenue Securities, Series 2015-C01, Class 1M1, 1.92%, due 02/25/25†	234,905
1,202,323	FNMA Connecticut Avenue Securities, Series 2015-C02, Class 1M1, 1.57%, due 05/25/25†	1,198,784
1,200,000	FNMA-ACES, Series 2014-M4, Class A2, 3.35%, due 03/25/24†	1,243,799
900,000	FNMA-ACES, Series 2014-M4, Class AB2, 3.21%, due 03/25/24	940,097
1,700,000	FNMA-ACES, Series 2015-M10, Class A2, 3.09%, due 04/25/27†	1,731,414
1,300,000	FNMA-ACES, Series 2015-M8, Class AB2, 2.83%, due 01/25/25	1,313,447
278,259	Fremont Home Loan Trust, Series 2004-B, Class M1, 1.29%, due 05/25/34†	260,762
3,942,212	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.74%, due 12/10/49	4,072,080
4,419,787	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, due 03/10/39	4,521,474
1,800,000	GS Mortgage Securities Corp. II, Series 2013-GC12, Class A3, 2.86%, due 06/10/46	1,772,163
900,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A4, 3.14%, due 02/10/48	889,406
276,255	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.34%, due 05/15/47	281,547
3,473,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.77%, due 06/15/49†	3,545,855
1,725,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-C19, Class A3, 3.67%, due 04/15/47	1,774,505
1,331,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A4, 4.72%, due 02/15/46 144A	1,443,526
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A3, 3.53%, due 01/15/46	513,020
1,500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4, 2.69%, due 04/15/46	1,458,415
1,682,194	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A1A, 5.39%, due 02/15/40	1,731,113

See accompanying Notes to the Schedule of Investments.	65

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

$342,714	LSTAR Securities Investment Trust, Series 2015-10, Class A1, 2.24%, due 11/02/20† 144A	336,824
926,934	LSTAR Securities Investment Trust, Series 2015-3, Class A, 2.24%, due 03/01/20† 144A	914,884
338,472	LSTAR Securities Investment Trust, Series 2015-4, Class A1, 2.24%, due 04/01/20† 144A	333,607
399,068	LSTAR Securities Investment Trust, Series 2015-5, Class A1, 2.24%, due 04/01/20† 144A	393,840
1,235,771	LSTAR Securities Investment Trust, Series 2015-6, Class A, 2.24%, due 05/01/20† 144A	1,214,145
478,495	LSTAR Securities Investment Trust, Series 2015-8, Class A1, 2.24%, due 08/01/20† 144A	470,527
578,280	LSTAR Securities Investment Trust, Series 2015-9, Class A1, 2.24%, due 10/01/20† 144A	568,161
291,633	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.70%, due 09/12/49	303,649
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4, 2.92%, due 02/15/46	99,237
1,300,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.45%, due 07/15/50	1,305,017
3,448,212	Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A4, 5.69%, due 04/15/49†	3,539,981
298,000	Morgan Stanley Capital I, Inc., Series 2007-HQ11, Class A4, 5.45%, due 02/12/44†	304,960
986,000	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.79%, due 08/12/45† 144A	1,019,937
1,264,000	Morgan Stanley Re-REMIC Trust, Series 2010-GG10, Class A4B, 5.79%, due 08/15/45† 144A	1,312,721
199,453	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, 2.54%, due 05/25/35†	201,869
2,943,023	Small Business Administration Participation Certificates, Series 2013-20L, Class 1, 3.38%, due 12/01/33	3,068,053
2,042,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5, 5.50%, due 04/15/47	2,101,130
3,179,837	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.68%, due 05/15/46	3,296,188
39,570	WaMu Mortgage Pass Through Certificates, Series 2003-AR9, Class 1A7, 2.52%, due 09/25/33†	40,109
1,500,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A3, 3.35%, due 09/15/57	1,491,334

		87,606,895

	Mortgage Backed Securities - U.S. Government Agency Obligations — 25.4%

759,379	FHLMC, Pool # 1Q0481, 2.17%, due 02/01/38†	798,315
5,119,314	FHLMC, Pool # 1Q1587, 2.54%, due 06/01/37†	5,426,382
894,050	FHLMC, Pool # J26100, 3.00%, due 10/01/28	923,740
821,569	FHLMC, Pool # V60565, 3.00%, due 06/01/29	848,853
1,714,738	FHLMC, Pool # V60603, 3.00%, due 09/01/29	1,770,835
1,755,864	FHLMC, Pool # V60599, 3.00%, due 09/01/29	1,814,139
2,422,129	FHLMC, Pool # G08635, 3.00%, due 04/01/45	2,420,860
3,537,166	FHLMC, Pool # 849820, 3.01%, due 10/01/45†	3,623,817

66	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

1,684,621	FHLMC, Pool # 849372, 3.10%, due 06/01/44†	1,738,129
1,661,326	FHLMC, Pool # 2B1967, 3.12%, due 12/01/43†	1,715,321
399,267	FHLMC, Pool # J16432, 3.50%, due 08/01/26	419,394
400,334	FHLMC, Pool # J17763, 3.50%, due 01/01/27	420,617
443,001	FHLMC, Pool # Q11218, 3.50%, due 09/01/42	456,997
845,825	FHLMC, Pool # Q12052, 3.50%, due 10/01/42	872,025
1,499,379	FHLMC, Pool # Q12862, 3.50%, due 11/01/42	1,548,597
733,085	FHLMC, Pool # Q17792, 3.50%, due 05/01/43	757,151
1,539,628	FHLMC, Pool # 849096, 3.61%, due 10/01/41†	1,603,529
3,016,385	FHLMC, Pool # J13193, 4.00%, due 10/01/25	3,187,183
880,708	FHLMC, Pool # G14919, 4.00%, due 06/01/26	930,533
650,163	FHLMC, Pool # G14678, 4.00%, due 12/01/26	687,035
88,147	FHLMC, Pool # G14350, 4.00%, due 12/01/26	93,156
2,610,338	FHLMC, Pool # C91402, 4.00%, due 10/01/31	2,791,579
630,069	FHLMC, Pool # G30700, 4.00%, due 04/01/34	674,975
2,180,648	FHLMC, Pool # C91850, 4.00%, due 09/01/35	2,330,154
1,467,906	FHLMC, Pool # A93231, 4.00%, due 08/01/40	1,556,113
1,130,281	FHLMC, Pool # G06231, 4.00%, due 12/01/40	1,198,305
772,950	FHLMC, Pool # A96970, 4.00%, due 02/01/41	819,508
2,520,692	FHLMC, Pool # Q04020, 4.00%, due 10/01/41	2,671,693
1,297,901	FHLMC, Pool # A89870, 4.50%, due 11/01/39	1,400,613
1,416,337	FHLMC, Pool # Q02552, 4.50%, due 08/01/41	1,529,413
218,217	FHLMC, Pool # G07515, 4.50%, due 09/01/41	235,426
927,832	FHLMC, Pool # G08568, 4.50%, due 01/01/44	1,001,669
1,260,360	FHLMC, Pool # G07021, 5.00%, due 09/01/39	1,376,595
1,952,348	FHLMC, Pool # G06576, 5.00%, due 09/01/40	2,165,364
352,249	FHLMC, Pool # G01749, 5.50%, due 01/01/35	392,290
339,604	FHLMC, Pool # G06875, 5.50%, due 12/01/38	377,691
861,306	FHLMC, Pool # 782735, 5.57%, due 09/01/36†	911,995
14,458	FHLMC, Pool # H09061, 6.00%, due 06/01/37	15,877
634,996	FHLMC, Pool # G06409, 6.00%, due 11/01/39	716,416
5,893,887	FHLMC, Series 4283, Class EW, 4.68%, due 12/15/43†	6,394,043
35,947,465	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K006, Class AX1, 1.01%, due 01/25/20†	1,204,894
26,718,727	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K007, Class X1, 1.17%, due 04/25/20†	967,653
204,257	FHLMC Reference REMIC, Series R007, Class ZA, 6.00%, due 05/15/36	229,241
877,781	FNMA, Pool # AO7971, 2.50%, due 06/01/27	892,212
58,579	FNMA, Pool # 840589, 2.65%, due 09/01/35†	62,403
1,110,082	FNMA, Pool # AX2197, 2.73%, due 12/01/44†	1,134,929
626,413	FNMA, Pool # AT7040, 2.89%, due 09/01/44†	642,836
1,713,104	FNMA, Pool # AB7505, 3.00%, due 01/01/43	1,717,929
1,298,439	FNMA, Pool # AT0232, 3.00%, due 03/01/43	1,301,756
1,786,285	FNMA, Pool # AU1292, 3.00%, due 07/01/43	1,790,567
94,317	FNMA, Pool # AX6719, 3.00%, due 12/01/44	94,428
491,577	FNMA, Pool # AY4883, 3.00%, due 03/01/45	492,158
195,502	FNMA, Pool # AY7121, 3.00%, due 04/01/45	195,733
989,150	FNMA, Pool # AZ0611, 3.00%, due 04/01/45	990,317
2,384,468	FNMA, Pool # AL5088, 3.20%, due 04/01/44†	2,462,568

See accompanying Notes to the Schedule of Investments.	67

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

856,643	FNMA, Pool # AX3719, 3.50%, due 07/01/27	899,948
1,517,626	FNMA, Pool # MA2164, 3.50%, due 02/01/35	1,585,755
1,632,274	FNMA, Pool # AJ9278, 3.50%, due 12/01/41	1,688,697
2,446,949	FNMA, Pool # AL1895, 3.50%, due 06/01/42	2,532,950
1,724,054	FNMA, Pool # AL3316, 3.50%, due 03/01/43	1,782,930
1,588,558	FNMA, Pool # AY5617, 3.50%, due 06/01/45	1,641,271
498,544	FNMA, Pool # AZ3743, 3.50%, due 11/01/45	514,900
707,772	FNMA, Pool # AL2733, 3.87%, due 07/01/41†	740,440
1,987,323	FNMA, Pool # MA1689, 4.00%, due 12/01/33	2,126,881
2,191,404	FNMA, Pool # 725331, 4.00%, due 01/01/34	2,327,549
5,497,807	FNMA, Pool # MA1858, 4.00%, due 04/01/34	5,885,966
1,016,024	FNMA, Pool # AL6300, 4.00%, due 05/01/34	1,087,738
395,078	FNMA, Pool # AS2666, 4.00%, due 06/01/34	422,728
834,347	FNMA, Pool # MA2019, 4.00%, due 09/01/34	893,103
1,087,491	FNMA, Pool # 932807, 4.00%, due 09/01/40	1,154,037
580,423	FNMA, Pool # AE7685, 4.00%, due 10/01/40	616,059
2,415,566	FNMA, Pool # AH4404, 4.00%, due 01/01/41	2,563,912
983,082	FNMA, Pool # AJ9317, 4.00%, due 01/01/42	1,044,370
368,678	FNMA, Pool # AO4109, 4.00%, due 06/01/42	391,302
465,644	FNMA, Pool # AB9383, 4.00%, due 05/01/43	496,388
3,542,166	FNMA, Pool # AD0244, 4.50%, due 10/01/24	3,810,917
1,034,965	FNMA, Pool # AL4147, 4.50%, due 01/01/25	1,113,718
240,583	FNMA, Pool # MA0634, 4.50%, due 01/01/31	261,445
814,153	FNMA, Pool # AL5861, 4.50%, due 01/01/31	884,136
990,666	FNMA, Pool # AL4549, 4.50%, due 01/01/32	1,076,296
2,244,814	FNMA, Pool # 310098, 4.50%, due 06/01/36	2,431,201
1,346,138	FNMA, Pool # 995243, 4.50%, due 08/01/38	1,457,439
1,408,284	FNMA, Pool # AA4414, 4.50%, due 03/01/39	1,531,904
1,266,843	FNMA, Pool # AD9153, 4.50%, due 08/01/40	1,369,315
1,649,378	FNMA, Pool # AL0215, 4.50%, due 04/01/41	1,785,698
2,253,943	FNMA, Pool # AL6301, 4.50%, due 06/01/42	2,439,291
1,532,288	FNMA, Pool # AL5749, 4.50%, due 07/01/42	1,659,128
5,057,125	FNMA, Pool # AS3881, 4.50%, due 11/01/44	5,464,203
2,036,042	FNMA, Pool # AL2439, 5.00%, due 06/01/26	2,190,535
3,242,066	FNMA, Pool # 254903, 5.00%, due 10/01/33	3,587,884
1,300,274	FNMA, Pool # 725027, 5.00%, due 11/01/33	1,439,127
1,142,301	FNMA, Pool # 889834, 5.00%, due 12/01/35	1,280,867
1,110,199	FNMA, Pool # 745148, 5.00%, due 01/01/36	1,225,681
872,386	FNMA, Pool # 995245, 5.00%, due 01/01/39	959,977
375,854	FNMA, Pool # AI1892, 5.00%, due 05/01/41	419,410
1,145,756	FNMA, Pool # AI1971, 5.00%, due 05/01/41	1,268,987
941,454	FNMA, Pool # AL5955, 5.00%, due 01/01/42	1,039,345
3,817,449	FNMA, Pool # AL7404, 5.00%, due 03/01/42††††	4,263,569
1,197,870	FNMA, Pool # AL6839, 5.00%, due 04/01/42	1,336,228
781,758	FNMA, Pool # AL5788, 5.00%, due 05/01/42	864,474
238,856	FNMA, Pool # AE0011, 5.50%, due 09/01/23	258,165
887,493	FNMA, Pool # 995253, 5.50%, due 12/01/23	957,962
1,222,572	FNMA, Pool # AL0278, 5.50%, due 01/01/25	1,335,549
8,228	FNMA, Pool # 254548, 5.50%, due 12/01/32	9,237

68	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

$778,680	FNMA, Pool # 704235, 5.50%, due 05/01/33	869,434
92,491	FNMA, Pool # 555591, 5.50%, due 07/01/33	104,088
1,161,434	FNMA, Pool # 725221, 5.50%, due 01/01/34	1,306,909
54,885	FNMA, Pool # 735224, 5.50%, due 02/01/35	61,817
103,896	FNMA, Pool # 990906, 5.50%, due 10/01/35	116,895
573,042	FNMA, Pool # 849077, 5.50%, due 01/01/36	642,368
1,131,456	FNMA, Pool # 983471, 5.50%, due 05/01/38	1,260,474
1,251,034	FNMA, Pool # 985184, 5.50%, due 08/01/38	1,393,688
652,036	FNMA, Pool # AX1916, 5.50%, due 12/01/41	746,130
637,240	FNMA, Pool # AL0144, 5.59%, due 11/01/37†	676,706
267,466	FNMA, Pool # 745506, 5.67%, due 02/01/16	266,704
1,848,218	FNMA, Pool # 725162, 6.00%, due 02/01/34	2,110,919
1,253,977	FNMA, Pool # AD0218, 6.00%, due 09/01/36	1,431,388
673,971	FNMA, Pool # AE0469, 6.00%, due 12/01/39	764,204
403,014	FNMA, Pool # AL0778, 6.50%, due 01/01/49	448,573
1,113,826	FNMA, Pool # 888369, 7.00%, due 03/01/37	1,293,579
1,433,717	FNMA, Series 2007-50, Class DZ, 5.50%, due 06/25/37	1,587,170
1,123,301	FNMA, Series 2007-63, Class VZ, 5.50%, due 07/25/37	1,200,797
2,603,416	FNMA, Series 2007-70, Class Z, 5.50%, due 07/25/37	2,923,196
1,280,095	FNMA, Series 2011-59, Class NZ, 5.50%, due 07/25/41	1,467,855
105,451	FNMA, Series 2012-28, Class B, 6.50%, due 06/25/39	117,101
69,339	FNMA Grantor Trust, Series 2004-T1, Class 1A2, 6.50%, due 01/25/44	77,475
720,903	FNMA REMIC Trust 2007-W1, Series 2007-W10, Class 2A, 6.32%, due 08/25/47†	806,055
2,034,361	FNMA Trust, Series 2004-W1, Class 2A2, 7.00%, due 12/25/33	2,363,081
98,189	FNMA Trust, Series 2004-W9, Class 2A1, 6.50%, due 02/25/44	109,865
1,478,800	GNMA, Pool # MA3033, 3.00%, due 08/20/45	1,501,326
1,488,548	GNMA, Pool # MA3104, 3.00%, due 09/20/45	1,511,224
750,550	GNMA, Pool # AB2761, 3.50%, due 08/15/42	781,839
2,451,995	GNMA, Pool # MA2754, 3.50%, due 04/20/45	2,560,628
891,503	GNMA, Pool # 004833, 4.00%, due 10/20/40	955,274
750,749	GNMA, Pool # 004977, 4.00%, due 03/20/41	804,415
2,636,555	GNMA, Pool # MA3035, 4.00%, due 08/20/45	2,802,777
797,008	GNMA, Pool # 004636, 4.50%, due 02/20/40	868,553
150,163	GNMA, Pool # 004678, 4.50%, due 04/20/40	163,644
2,067,406	GNMA, Pool # 004978, 4.50%, due 03/20/41	2,253,015
3,307,641	GNMA, Pool # 005055, 4.50%, due 05/20/41	3,604,604
424,110	GNMA, Pool # 005334, 5.00%, due 03/20/42	470,687
2,526,788	GNMA, Pool # MA2306, 5.00%, due 10/20/44	2,738,068
6,000,000	GNMA TBA, 3.50%, due 12/01/43	6,255,235

		204,332,323

	Municipal Obligations — 2.7%

300,000	California Bay Area Toll Authority, 6.26%, due 04/01/49	404,610
1,435,000	City of Houston General Obligation, 6.29%, due 03/01/32	1,763,988
90,000	District of Columbia Water & Sewer Authority, 4.81%, due 10/01/14#	89,205
490,000	District of Columbia Water & Sewer Authority, 5.52%, due 10/01/44	575,628
900,000	Energy Northwest, 2.80%, due 07/01/21	911,448
700,000	Illinois Taxable Pension, 5.10%, due 06/01/33	662,655
1,360,000	Los Angeles Unified School District, 5.75%, due 07/01/34	1,638,542

See accompanying Notes to the Schedule of Investments.	69

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	Municipal Obligations — continued

$910,000	Los Angeles Unified School District, 6.76%, due 07/01/34	1,199,944
1,150,000	New Jersey Economic Development Authority, 3.38%, due 02/15/19‡‡	1,038,761
2,049,000	New Jersey Economic Development Authority, 4.00%, due 02/15/20‡‡	1,754,702
925,000	New Jersey Turnpike Authority, 7.10%, due 01/01/41	1,272,300
2,450,000	State of California General Obligation, 7.30%, due 10/01/39	3,431,445
170,000	State of California General Obligation, 7.50%, due 04/01/34	237,383
1,000,000	State of California General Obligation, 7.55%, due 04/01/39	1,453,510
1,600,000	State of Illinois General Obligation, 5.37%, due 03/01/17	1,661,264
2,325,000	State of Illinois General Obligation, 5.67%, due 03/01/18	2,466,848
1,000,000	State of Kentucky Property & Building Commission, 4.30%, due 11/01/19	1,073,990

		21,636,223

	Sovereign Debt Obligations — 0.6%

230,000	Colombia Government International Bond, 5.63%, due 02/26/44	211,025
1,385,000	Hashemite Kingdom of Jordan Government AID Bond, 2.58%, due 06/30/22	1,402,102
475,000	Hashemite Kingdom of Jordan Government AID Bond, 3.00%, due 06/30/25	489,388
812,000	Hungary Government International Bond, 5.75%, due 11/22/23	910,524
720,000	Indonesia Government International Bond, 5.88%, due 01/15/24 144A	773,146
200,000	Panama Government International Bond, 3.75%, due 03/16/25	196,500
200,000	Panama Government International Bond, 4.00%, due 09/22/24	201,000
150,000	Romanian Government International Bond, Reg S, 6.13%, due 01/22/44‡‡‡	175,875
100,000	Turkey Government International Bond, 7.00%, due 06/05/20	111,559
300,000	Turkey Government International Bond, 7.00%, due 06/05/20	334,677

		4,805,796

	U.S. Government and Agency Obligations — 7.5%

2,030,000	FNMA, 1.50%, due 06/22/20	2,006,015
2,300,000	FNMA, 2.09%, due 10/09/19‡‡	2,131,028
875,000	FNMA, 2.63%, due 09/06/24	885,264
1,235,000	FNMA, 6.63%, due 11/15/30	1,751,661
1,199,000	Tennessee Valley Authority, 4.25%, due 09/15/65	1,174,964
190,000	Tennessee Valley Authority, 5.25%, due 09/15/39	228,856
1,180,000	U.S. Treasury Bond, 2.50%, due 02/15/45	1,059,050
4,406,000	U.S. Treasury Bond, 3.00%, due 05/15/45	4,386,984
4,690,000	U.S. Treasury Bond, 3.63%, due 08/15/43	5,283,670
5,125,000	U.S. Treasury Bond, 4.50%, due 02/15/36	6,570,112
7,231,286	U.S. Treasury Inflation Indexed Bond, 0.13%, due 04/15/20	7,144,423
393,908	U.S. Treasury Inflation Indexed Bond, 0.75%, due 02/15/45	344,426
3,030,000	U.S. Treasury Note, 1.38%, due 08/31/20	2,981,829
7,045,000	U.S. Treasury Note, 1.63%, due 07/31/19	7,070,594
12,607,000	U.S. Treasury Note, 1.63%, due 06/30/20	12,557,013
185,000	U.S. Treasury Note, 1.75%, due 02/28/22	182,398
205,000	U.S. Treasury Note, 1.75%, due 03/31/22	201,873
1,680,000	U.S. Treasury Note, 2.13%, due 05/15/25	1,658,278
130,000	U.S. Treasury Note, 3.63%, due 02/15/21	141,352
1,135,000	U.S. Treasury STRIPS, 2.72%, due 08/15/25‡‡	897,581
1,845,000	U.S. Treasury STRIPS, 3.38%, due 08/15/30‡‡	1,229,080
840,000	U.S. Treasury STRIPS, 3.91%, due 11/15/34‡‡	480,148
530,000	U.S. Treasury STRIPS, 4.78%, due 05/15/43‡‡	226,984

70	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Par Value ($)	Description	Value ($)

	U.S. Government and Agency Obligations — continued

530,000	U.S. Treasury STRIPS, 4.98%, due 11/15/44‡‡	214,498

		60,808,081

	TOTAL DEBT OBLIGATIONS (COST $802,895,072)	793,225,027

Shares	Description	Value ($)

	PREFERRED STOCK — 0.3%

	Diversified Financial Services — 0.3%

96,100	Citigroup Capital XIII, 6.69%† ‡	2,497,639

	TOTAL PREFERRED STOCK (COST $2,583,980)	2,497,639

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.9%

	Bank Deposit — 1.8%

14,535,888	State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/04/16	14,535,888

	TOTAL BANK DEPOSITS (COST $14,535,888)	14,535,888

	Securities Lending Collateral — 1.1%

9,113,723	State Street Institutional U.S. Government Money Market Fund, Premier Class***	9,113,723

	TOTAL SECURITIES LENDING COLLATERAL (COST $9,113,723)	9,113,723

	TOTAL SHORT-TERM INVESTMENTS (COST $23,649,611)	23,649,611

	TOTAL INVESTMENTS — 101.7% (Cost $829,128,663)	819,372,277

	Other Assets and Liabilities (net) — (1.7)%	(13,614,114)

	NET ASSETS — 100.0%	$805,758,163

See accompanying Notes to the Schedule of Investments.	71

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Notes to Schedule of Investments:

ACES — Alternative Credit Enhancement Securities

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only

MTN — Medium Term Note

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

TBA — To Be Announced

#	Year of maturity is greater than 2100.

¤	Illiquid security. The total market value of the securities at period end is $3,445,573 which represents 0.4% of net assets. The aggregate tax cost of these securities held at December 31, 2015 was $3,897,045.

***	Represents an investment of securities lending cash collateral.

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2015 was $418,994.

†	Floating rate note. Rate shown is as of December 31, 2015.

†††	Security is currently in default.

††††	When-issued security.

†††††	Security is perpetual and has no stated maturity date.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $134,793,089 which represents 16.7% of net assets.

72	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
92	Euro Dollar 90 Day	March 2016	$22,830,950	$(28,750)
206	U.S. Treasury Note 2-Year	March 2016	44,750,281	(66,994)
180	U.S. Treasury Note 5-Year	March 2016	21,297,656	(31,311)
58	U.S. Treasury Note 10-Year	March 2016	7,302,563	(3,686)
118	U.S. Ultra Bond	March 2016	18,725,125	5,805

				$(124,936)

Sales
92	Euro Dollar 90 Day	September 2016	$22,755,050	$31,050
115	U.S. Long Bond	March 2016	17,681,250	103,795
28	U.S. Treasury Note 10-Year	March 2016	3,525,375	10,096
17	U.S. Ultra Bond	March 2016	2,697,688	(14,274)

				$130,667

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Unrealized Appreciation (Depreciation)
Pay	3-Month USD LIBOR	1.68%	01/08/21	$16,075,000	$(40,443)
Receive	3-Month USD LIBOR	1.74%	12/31/21	4,070,000	22,070
Receive	3-Month USD LIBOR	1.96%	10/31/21	8,800,000	(60,259)
Receive	3-Month USD LIBOR	1.98%	11/30/22	1,800,000	592
Pay	3-Month USD LIBOR	2.05%	02/15/36	5,095,000	(49,486)
Receive	3-Month USD LIBOR	2.20%	05/31/22	2,690,000	(56,094)
Receive	3-Month USD LIBOR	2.21%	01/08/26	16,950,000	(33,547)
Receive	3-Month USD LIBOR	2.22%	05/31/22	2,480,000	(51,763)
Receive	3-Month USD LIBOR	2.26%	11/12/25	1,740,000	(14,314)
Receive	3-Month USD LIBOR	2.57%	09/08/24	1,600,000	(62,647)
Pay	3-Month USD LIBOR	2.66%	01/08/46	3,600,000	28,732
Pay	Interbank Equilibrium Interest Rate	6.01%	08/19/24	MXN 25,050,000	(22,167)
					$(339,326)

See accompanying Notes to the Schedule of Investments.	73

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Centrally Cleared Credit Default Swaps (See Note 2(a))

Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
$17,000,000	06/20/20	$208,839

Currency Abbreviations

MXN	Mexican Peso

74	See accompanying Notes to the Schedule of Investments.

Mercer Core Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	98.5
Futures Contracts	0.0
Swaps	(0.1)
Preferred Stock	0.3
Short-Term Investments	2.9
Other Assets and Liabilities (net)	(1.6)

100.0%

See accompanying Notes to the Schedule of Investments.	75

Mercer Opportunistic Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Par Value** ($)		Description	Value ($)

		DEBT OBLIGATIONS — 93.2%

		Corporate Debt — 49.4%

2,000,000		1011778 BC ULC/New Red Finance, Inc., 6.00%, due 04/01/22 144A	2,065,000
1,200,000		24 Hour Holdings III LLC, 8.00%, due 06/01/22‡ 144A	981,000
700,000		AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.25%, due 07/01/20	707,000
150,000		AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.63%, due 10/30/20	153,937
1,000,000		AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 5.00%, due 10/01/21	1,032,500
2,000,000		Alere, Inc., 6.50%, due 06/15/20	1,930,000
10,540,000	MXN	America Movil SAB de CV, 7.13%, due 12/09/24	595,010
3,000,000		ArcelorMittal, 6.50%, due 03/01/21‡	2,429,670
2,000,000		Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.00%, due 06/30/21‡ 144A	1,875,000
1,700,000	EUR	Areva SA, Reg S, 3.13%, due 03/20/23‡‡‡	1,695,834
1,200,000	EUR	Avis Budget Finance Plc, 6.00%, due 03/01/21 144A	1,350,814
1,300,000	EUR	Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 5.75%, due 02/01/21 144A	1,469,384
1,700,000	EUR	Ball Corp., 4.38%, due 12/15/23	1,905,343
2,500,000		Bank of America Corp., Series M, 8.13%† †††††	2,546,875
1,000,000		Barminco Finance Pty, Ltd., 9.00%, due 06/01/18‡ 144A	795,000
1,000,000		Blackboard, Inc., 7.75%, due 11/15/19 144A	870,000
900,000		Blue Cube Spinco, Inc., 10.00%, due 10/15/25 144A	994,500
2,000,000		BMC Software Finance, Inc., 8.13%, due 07/15/21 144A	1,337,500
2,000,000		Bombardier, Inc., 7.50%, due 03/15/25 144A	1,410,000
1,800,000		BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, due 04/15/22‡	333,000
400,000		Caesars Entertainment Operating Co., Inc., 9.00%, due 02/15/20†††	306,000
500,000		Caesars Entertainment Operating Co., Inc., 11.25%, due 06/01/17†††	377,500
138,000		California Resources Corp., 5.50%, due 09/15/21‡	44,160
345,000		California Resources Corp., 6.00%, due 11/15/24‡	106,087
1,293,600		California Resources Corp., 8.00%, due 12/15/22‡ 144A	683,991
1,000,000		Calpine Corp., 5.75%, due 01/15/25	886,250
1,000,000		Calpine Corp., 6.00%, due 01/15/22 144A	1,037,190
2,000,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, due 09/30/22	2,025,000
300,000		CCOH Safari LLC, 5.75%, due 02/15/26 144A	301,500
1,200,000		Cemex Finance LLC, 6.00%, due 04/01/24 144A	1,032,000
800,000		Cemex Finance LLC, 9.38%, due 10/12/22 144A	846,000
1,500,000		Centene Corp., 4.75%, due 05/15/22	1,458,750
2,000,000		CenturyLink, Inc., 6.75%, due 12/01/23	1,882,500
1,200,000	EUR	CeramTec Group GmbH, 8.25%, due 08/15/21 144A	1,406,411
1,500,000		CGG SA, 6.50%, due 06/01/21	675,000
1,100,700		CHC Helicopter SA, 9.25%, due 10/15/20‡	533,839
325,000		CHC Helicopter SA, 9.38%, due 06/01/21	69,875
1,200,000	EUR	Chemours Co. (The), 6.13%, due 05/15/23 144A	928,135
1,443,000		Chesapeake Energy Corp., 8.00%, due 12/15/22 144A	714,285
2,000,000		CHS/Community Health Systems, Inc., 6.88%, due 02/01/22	1,907,500
3,000,000		CIT Group, Inc., 5.00%, due 08/01/23	3,052,500
2,500,000		Citigroup, Inc., 6.30%† †††††	2,440,625
700,000		Clayton Williams Energy, Inc., 7.75%, due 04/01/19‡	543,375
200,000		Clear Channel Worldwide Holdings, Inc., 6.50%, due 11/15/22	195,750
800,000		Clear Channel Worldwide Holdings, Inc., 7.63%, due 03/15/20	742,000
1,500,000		CommScope Technologies Finance LLC, 6.00%, due 06/15/25 144A	1,447,500

76	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Par Value** ($)		Description	Value ($)

		Corporate Debt — continued

1,000,000		Concordia Healthcare Corp., 7.00%, due 04/15/23 144A	872,500
1,000,000		CONSOL Energy, Inc., 5.88%, due 04/15/22‡	625,000
900,000		CONSOL Energy, Inc., 8.00%, due 04/01/23‡ 144A	603,000
300,000		Constellation Brands, Inc., 4.75%, due 12/01/25	306,375
1,500,000		Crestwood Midstream Partners, LP/Crestwood Midstream Finance Corp., 6.25%, due 04/01/23 144A	1,053,750
1,500,000		CSC Holdings LLC, 6.75%, due 11/15/21	1,477,500
300,000		CSI Compressco, LP/Compressco Finance, Inc., 7.25%, due 08/15/22	223,500
2,000,000		DaVita HealthCare Partners, Inc., 5.13%, due 07/15/24	2,003,750
2,000,000		Deutsche Bank AG, 4.30%, due 05/24/28†	1,828,282
300,000		Digicel Group, Ltd., 7.13%, due 04/01/22 144A	226,500
1,500,000		Digicel, Ltd., 6.00%, due 04/15/21 144A	1,271,250
1,300,000		DISH DBS Corp., 5.00%, due 03/15/23	1,131,000
500,000		DISH DBS Corp., 5.13%, due 05/01/20	496,250
200,000		DISH DBS Corp., 5.88%, due 11/15/24	178,500
500,000		Drill Rigs Holdings, Inc., 6.50%, due 10/01/17 144A	296,250
300,000		E*TRADE Financial Corp., 4.63%, due 09/15/23	305,625
1,000,000		E*TRADE Financial Corp., 5.38%, due 11/15/22	1,050,000
600,000	EUR	Edcon, Ltd., 9.50%, due 03/01/18 144A	399,215
300,000	EUR	Edcon, Ltd., 9.50%, due 03/01/18 144A	199,608
1,500,000		Eldorado Gold Corp., 6.13%, due 12/15/20 144A	1,320,000
500,000		Endo, Ltd./Endo Finance LLC/Endo Finco, Inc., 6.00%, due 07/15/23 144A	500,000
1,000,000		Endo, Ltd./Endo Finance LLC/Endo Finco, Inc., 6.00%, due 02/01/25 144A	990,000
2,500,000		Energy Transfer Equity, LP, 7.50%, due 10/15/20	2,325,000
1,200,000		Energy XXI Gulf Coast, Inc., 6.88%, due 03/15/24	138,000
600,000		Energy XXI Gulf Coast, Inc., 11.00%, due 03/15/20‡ 144A	211,500
1,000,000		EnQuest Plc, 7.00%, due 04/15/22 144A	353,750
250,000		EPL Oil & Gas, Inc., 8.25%, due 02/15/18	67,500
500,000		Equinix, Inc., 4.88%, due 04/01/20	522,250
1,500,000		Equinix, Inc., 5.38%, due 04/01/23	1,537,500
9,280,000,000	IDR	European Investment Bank, Reg S, 6.95%, due 02/06/20‡‡‡	629,066
8,150,000	ZAR	European Investment Bank, Reg S, 8.50%, due 09/17/24‡‡‡	488,482
2,000,000		Ferrellgas, LP/Ferrellgas Finance Corp., 6.75%, due 06/15/23 144A	1,640,000
2,500,000		Fiat Chrysler Automobiles NV, 4.50%, due 04/15/20	2,543,750
649,000,000	COP	Financiera de Desarrollo Territorial SA Findeter, Reg S, 7.88%, due 08/12/24‡‡‡	180,433
1,700,000		First Data Corp., 5.75%, due 01/15/24 144A	1,678,750
500,000		First Data Corp., 7.00%, due 12/01/23 144A	501,250
2,000,000		First Quantum Minerals, Ltd., 7.00%, due 02/15/21 144A	1,265,000
2,000,000		FMG Resources August 2006 Pty, Ltd., 9.75%, due 03/01/22‡ 144A	1,840,000
500,000		Frontier Communications Co., 7.63%, due 04/15/24	422,500
1,200,000		Frontier Communications Co., 7.88%, due 01/15/27	990,000
400,000	EUR	Galapagos Holding SA, 7.00%, due 06/15/22 144A	380,331
800,000	EUR	Galapagos SA/Luxembourg, 5.38%, due 06/15/21 144A	844,672
1,000,000		Goodrich Petroleum Corp., 8.00%, due 03/15/18 144A	435,000
700,000		Goodrich Petroleum Corp., 8.88%, due 03/15/19	52,500
500,000		Goodyear Tire & Rubber Co. (The), 5.13%, due 11/15/23	515,000
1,000,000		Goodyear Tire & Rubber Co. (The), 6.50%, due 03/01/21	1,055,000
1,500,000		Grifols Worldwide Operations, Ltd., 5.25%, due 04/01/22	1,511,250
1,200,000		Halcon Resources Corp., 8.88%, due 05/15/21‡	354,000

See accompanying Notes to the Schedule of Investments.	77

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Par Value** ($)		Description	Value ($)

		Corporate Debt — continued

510,000		Halcon Resources Corp., 13.00%, due 02/15/22‡ 144A	175,950
2,500,000		HCA, Inc., 5.00%, due 03/15/24	2,500,000
1,200,000		HCA, Inc., 5.88%, due 05/01/23	1,236,000
1,200,000		Hertz Corp. (The), 6.25%, due 10/15/22‡	1,248,000
700,000		Hertz Corp. (The), 6.75%, due 04/15/19	716,800
600,000		Hologic, Inc., 5.25%, due 07/15/22 144A	614,250
700,000		Horizon Pharma Financing, Inc., 6.63%, due 05/01/23 144A	626,500
1,000,000		iHeartCommunications, Inc., 9.00%, due 03/01/21	701,250
500,000		iHeartCommunications, Inc., 9.00%, due 09/15/22	346,875
1,100,000	EUR	Infor US, Inc., 5.75%, due 05/15/22 144A	1,074,840
2,500,000		Intelsat Jackson Holdings SA, 5.50%, due 08/01/23	1,975,000
8,860,000,000	IDR	Inter-American Development Bank, 7.35%, due 09/12/18	608,091
1,500,000		InterGen NV, 7.00%, due 06/30/23 144A	1,196,250
2,000,000		International Game Technology Plc, 6.25%, due 02/15/22 144A	1,880,000
1,500,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, due 08/01/23 144A	1,466,250
800,000		Jarden Corp., 5.00%, due 11/15/23 144A	822,000
1,000,000		JBS USA LLC/JBS USA Finance, Inc., 5.88%, due 07/15/24 144A	910,000
1,000,000		JBS USA LLC/JBS USA Finance, Inc., 7.25%, due 06/01/21 144A	997,500
1,000,000		JPMorgan Chase & Co., 5.00% † †††††	951,250
1,000,000		JPMorgan Chase & Co., 6.00% † †††††	1,001,104
700,000		KB Home, 4.75%, due 05/15/19	682,500
1,000,000		KB Home, 7.50%, due 09/15/22	1,000,000
1,000,000		Landry’s, Inc., 9.38%, due 05/01/20 144A	1,057,500
2,000,000		Linn Energy LLC/Linn Energy Finance Corp., 6.25%, due 11/01/19	340,000
100,000		Linn Energy LLC/Linn Energy Finance Corp., 12.00%, due 12/15/20 144A	51,000
900,000		Martin Midstream Partners, LP/Martin Midstream Finance Corp., 7.25%, due 02/15/21	796,500
500,000	EUR	Matterhorn Telecom Holding SA, 4.88%, due 05/01/23 144A	458,006
1,300,000	EUR	Matterhorn Telecom SA, 3.88%, due 05/01/22 144A	1,290,318
800,000		Memorial Resource Development Corp., 5.88%, due 07/01/22	704,000
1,000,000		Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 9.25%, due 06/01/21	120,000
1,500,000		Millicom International Cellular SA, 6.63%, due 10/15/21 144A	1,393,125
800,000		Murray Energy Corp., 11.25%, due 04/15/21 144A	150,000
2,500,000		Navient Corp., 5.50%, due 01/15/19	2,343,750
500,000		Neptune Finco Corp., 10.88%, due 10/15/25 144A	525,000
1,500,000		Netflix, Inc., 5.88%, due 02/15/25 144A	1,545,000
300,000		NGL Energy Partners, LP/NGL Energy Finance Corp., 5.13%, due 07/15/19	238,500
1,500,000		NOVA Chemicals Corp., 5.00%, due 05/01/25 144A	1,451,250
1,500,000		Novelis, Inc., 8.38%, due 12/15/17	1,466,250
1,500,000		NRG Yield Operating LLC, 5.38%, due 08/15/24	1,250,625
1,000,000		Ocean Rig UDW, Inc., 7.25%, due 04/01/19‡ 144A	435,000
2,000,000		Owens-Brockway Glass Container, Inc., 5.00%, due 01/15/22 144A	1,962,500
2,000,000		Peabody Energy Corp., 10.00%, due 03/15/22 144A	390,000
100,000		Penn Virginia Corp., 8.50%, due 05/01/20	16,250
1,500,000		Petrobras Global Finance BV, 5.38%, due 01/27/21	1,121,250
24,750,000	MXN	Petroleos Mexicanos, Reg S, 7.19%, due 09/12/24‡‡‡	1,330,238
300,000		Platform Specialty Products Corp., 10.38%, due 05/01/21 144A	300,000
1,000,000		Post Holdings, Inc., 6.00%, due 12/15/22 144A	983,750

78	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Par Value** ($)		Description	Value ($)

		Corporate Debt — continued

800,000		Post Holdings, Inc., 6.75%, due 12/01/21 144A	818,000
200,000		Post Holdings, Inc., 7.38%, due 02/15/22	209,250
1,000,000	EUR	PSPC Escrow Corp., 6.00%, due 02/01/23 144A	936,934
1,000,000		QEP Resources, Inc., 5.25%, due 05/01/23	715,000
1,000,000		Qorvo, Inc., 7.00%, due 12/01/25 144A	1,032,500
1,000,000		Radio One, Inc., 9.25%, due 02/15/20‡ 144A	795,000
1,000,000	EUR	Rain CII Carbon LLC/CII Carbon Corp., 8.50%, due 01/15/21 144A	802,765
700,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 5.75%, due 10/15/20	713,783
1,000,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 8.25%, due 02/15/21	967,500
400,000		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 9.00%, due 04/15/19	395,000
2,800,000	EUR	Royal Bank of Scotland Plc (The), 6.93%, due 04/09/18	3,410,822
500,000		Sabine Pass Liquefaction LLC, 5.63%, due 02/01/21	462,500
1,000,000		Sabine Pass Liquefaction LLC, 5.63%, due 04/15/23	882,500
500,000		Sabine Pass Liquefaction LLC, 5.63%, due 03/01/25 144A	425,000
1,000,000		Sanchez Energy Corp., 6.13%, due 01/15/23‡	545,000
800,000	EUR	Sealed Air Corp., 4.50%, due 09/15/23 144A	901,655
600,000	EUR	SIG Combibloc Holdings SCA, 7.75%, due 02/15/23 144A	682,707
300,000		Sirius XM Radio, Inc., 5.38%, due 04/15/25 144A	302,625
1,500,000		Sirius XM Radio, Inc., 6.00%, due 07/15/24 144A	1,571,250
2,000,000		Sprint Communications, Inc., 6.00%, due 11/15/22	1,415,000
500,000		Sprint Communications, Inc., 7.00%, due 03/01/20 144A	502,500
1,500,000		Sprint Corp., 7.13%, due 06/15/24	1,089,375
500,000		Sprint Corp., 7.63%, due 02/15/25	367,500
500,000		Sprint Corp., 7.88%, due 09/15/23	376,750
300,000		Steel Dynamics, Inc., 5.13%, due 10/01/21‡	279,000
1,000,000		Steel Dynamics, Inc., 5.50%, due 10/01/24	915,000
1,000,000		Stena International SA, 5.75%, due 03/01/24 144A	845,000
1,000,000		T-Mobile USA, Inc., 6.13%, due 01/15/22	1,030,000
1,000,000		T-Mobile USA, Inc., 6.38%, due 03/01/25	1,015,000
1,500,000		Talen Energy Supply LLC, 6.50%, due 06/01/25‡ 144A	997,500
1,800,000		Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.63%, due 03/01/24 144A	1,737,000
1,500,000		TEGNA, Inc., 5.13%, due 07/15/20	1,560,000
1,000,000		Tenet Healthcare Corp., 5.00%, due 03/01/19	927,500
1,000,000		Tenet Healthcare Corp., 8.13%, due 04/01/22	1,002,500
1,200,000	GBP	Tesco Plc, 6.13%, due 02/24/22	1,853,927
2,000,000		Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Series 1, 11.50%, due 10/01/20 ††† 144A	670,000
200,000		TransDigm, Inc., 6.00%, due 07/15/22	196,500
1,000,000		TransDigm, Inc., 6.50%, due 07/15/24	999,500
300,000		TransDigm, Inc., 6.50%, due 05/15/25 144A	291,750
2,880,000	ZAR	Transnet SOC, Ltd., Reg S, 9.50%, due 05/13/21‡‡‡	173,350
800,000		Triangle USA Petroleum Corp., 6.75%, due 07/15/22‡ 144A	248,000
1,500,000		Ultra Petroleum Corp., 6.13%, due 10/01/24‡ 144A	348,750
800,000	EUR	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, due 01/15/25 144A	839,710

See accompanying Notes to the Schedule of Investments.	79

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Par Value** ($)		Description	Value ($)

		Corporate Debt — continued

805,014	EUR	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.75%, due 01/15/23 144A	931,329
1,600,000	EUR	UPCB Finance IV, Ltd., 4.00%, due 01/15/27 144A	1,642,260
1,000,000		Valeant Pharmaceuticals International, Inc., 5.50%, due 03/01/23 144A	885,000
1,000,000		Valeant Pharmaceuticals International, Inc., 5.63%, due 12/01/21 144A	925,000
600,000		Valeant Pharmaceuticals International, Inc., 6.13%, due 04/15/25 144A	537,000
450,000	GBP	Virgin Media Secured Finance Plc, 5.50%, due 01/15/25 144A	651,648
900,000	GBP	Virgin Media Secured Finance Plc, 6.00%, due 04/15/21 144A	1,376,387
1,200,000	EUR	Wind Acquisition Finance SA, 4.00%, due 07/15/20 144A	1,303,560
700,000	EUR	Wind Acquisition Finance SA, 7.00%, due 04/23/21 144A	754,707
1,500,000		WMG Acquisition Corp., 5.63%, due 04/15/22 144A	1,451,250
1,500,000		WPX Energy, Inc., 8.25%, due 08/01/23‡	1,203,750
700,000		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, due 03/01/25‡ 144A	626,500
800,000		Wynn Macau, Ltd., 5.25%, due 10/15/21 144A	708,000
1,300,000	EUR	XPO Logistics, Inc., 5.75%, due 06/15/21 144A	1,319,480

			186,978,425

		Sovereign Debt Obligations — 43.8%

170,000,000	CLP	Bonos del Banco Central de Chile en Pesos, 6.00%, due 02/01/16	240,234
4,230,000	BRL	Brazil Letras do Tesouro Nacional, 16.65%, due 01/01/18‡‡	789,846
8,284,000	BRL	Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 01/01/17	1,998,462
40,576,000	BRL	Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 01/01/18	9,278,927
15,525,000	BRL	Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 01/01/21	3,133,521
17,470,000	BRL	Brazil Notas do Tesouro Nacional Serie F, 10.00%, due 01/01/25	3,159,384
7,264,900,000	COP	Colombian TES, 6.00%, due 04/28/28	1,802,473
1,270,200,000	COP	Colombian TES, 7.00%, due 09/11/19	395,040
10,020,100,000	COP	Colombian TES, 7.00%, due 05/04/22	2,997,441
6,370,700,000	COP	Colombian TES, 7.50%, due 08/26/26	1,857,642
2,113,000,000	COP	Colombian TES, 7.75%, due 09/18/30	600,094
9,664,500,000	COP	Colombian TES, 10.00%, due 07/24/24	3,365,237
684,400,000	COP	Colombian TES, 11.00%, due 07/24/20	242,705
1,467,800,000	COP	Colombian TES, 11.25%, due 10/24/18	508,505
363,360,000	HUF	Hungary Government Bond, 2.50%, due 06/22/18	1,259,685
400,600,000	HUF	Hungary Government Bond, 3.00%, due 06/26/24	1,341,616
613,490,000	HUF	Hungary Government Bond, 3.50%, due 06/24/20	2,194,143
343,000,000	HUF	Hungary Government Bond, 4.00%, due 04/25/18	1,229,601
1,007,880,000	HUF	Hungary Government Bond, 5.50%, due 12/20/18	3,775,994
516,920,000	HUF	Hungary Government Bond, 5.50%, due 06/24/25	2,084,624
180,090,000	HUF	Hungary Government Bond, 6.00%, due 11/24/23	733,329
607,960,000	HUF	Hungary Government Bond, 6.50%, due 06/24/19	2,371,798
154,560,000	HUF	Hungary Government Bond, 7.00%, due 06/24/22	654,145
26,811,000,000	IDR	Indonesia Treasury Bond, 5.63%, due 05/15/23	1,603,117
8,900,000,000	IDR	Indonesia Treasury Bond, 6.13%, due 05/15/28	508,731
15,988,000,000	IDR	Indonesia Treasury Bond, 6.63%, due 05/15/33	915,474
3,300,000,000	IDR	Indonesia Treasury Bond, 7.00%, due 05/15/27	206,793
24,388,000,000	IDR	Indonesia Treasury Bond, 7.88%, due 04/15/19	1,724,728
78,368,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/24	5,548,693
29,213,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 09/15/26	2,064,394
21,619,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/34	1,475,191

80	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Par Value** ($)		Description	Value ($)

		Sovereign Debt Obligations — continued

33,162,000,000	IDR	Indonesia Treasury Bond, 9.00%, due 03/15/29	2,406,669
3,006,000,000	IDR	Indonesia Treasury Bond, 10.50%, due 08/15/30	244,192
645,000,000	IDR	Indonesia Treasury Bond, 12.80%, due 06/15/21	54,495
3,200,000	MYR	Malaysia Government Bond, 3.26%, due 03/01/18	747,035
120,000	MYR	Malaysia Government Bond, 3.48%, due 03/15/23	26,780
1,059,000	MYR	Malaysia Government Bond, 3.58%, due 09/28/18	249,488
999,000	MYR	Malaysia Government Bond, 3.89%, due 03/15/27	221,580
33,056,000	MYR	Malaysia Government Bond, 3.96%, due 09/15/25	7,558,733
174,000	MYR	Malaysia Government Bond, 4.16%, due 07/15/21	41,128
16,055,000	MYR	Malaysia Government Bond, 4.18%, due 07/15/24	3,728,585
1,950,000	MYR	Malaysia Government Bond, 4.26%, due 09/15/16	460,578
1,068,000	MYR	Malaysia Government Bond, 4.39%, due 04/15/26	250,071
32,500,000	MXN	Mexican Bonos, 5.00%, due 06/15/17	1,913,411
8,085,400	MXN	Mexican Bonos, 6.50%, due 06/10/21	486,648
48,840,000	MXN	Mexican Bonos, 6.50%, due 06/09/22	2,916,855
68,530,000	MXN	Mexican Bonos, 7.75%, due 05/29/31	4,359,904
29,310,000	MXN	Mexican Bonos, 7.75%, due 11/23/34	1,859,676
25,260,000	MXN	Mexican Bonos, 8.00%, due 06/11/20	1,611,014
7,197,300	MXN	Mexican Bonos, 8.50%, due 05/31/29	488,268
17,400,000	MXN	Mexican Bonos, 10.00%, due 11/20/36	1,350,105
6,643,000	PEN	Peruvian Government International Bond, Reg S, 5.70%, due 08/12/24‡‡‡	1,770,812
8,868,000	PEN	Peruvian Government International Bond, Reg S, 6.95%, due 08/12/31‡‡‡	2,425,901
3,400,000	PEN	Peruvian Government International Bond, Reg S, 7.84%, due 08/12/20‡‡‡	1,054,722
6,818,000	PLN	Poland Government Bond, 1.50%, due 04/25/20	1,675,079
3,943,000	PLN	Poland Government Bond, 2.00%, due 04/25/21	976,458
4,375,000	PLN	Poland Government Bond, 3.25%, due 07/25/25	1,140,305
8,076,000	PLN	Poland Government Bond, 4.00%, due 10/25/23	2,218,218
4,043,000	PLN	Poland Government Bond, 5.25%, due 10/25/20	1,164,591
6,017,000	PLN	Poland Government Bond, 5.50%, due 10/25/19	1,717,206
993,000	PLN	Poland Government Bond, 5.75%, due 10/25/21	296,521
3,555,000	RON	Romania Government Bond, 4.75%, due 06/24/19	936,645
3,185,000	RON	Romania Government Bond, 4.75%, due 02/24/25	827,329
9,090,000	RON	Romania Government Bond, 5.85%, due 04/26/23	2,528,758
2,410,000	RON	Romania Government Bond, 5.95%, due 06/11/21	672,087
33,000,000	RUB	Russian Federal Bond - OFZ, 5.00%, due 08/08/18††	414,923
182,000,000	RUB	Russian Federal Bond - OFZ, 6.20%, due 01/31/18	2,323,998
137,389,000	RUB	Russian Federal Bond - OFZ, 6.40%, due 05/27/20	1,673,085
379,209,000	RUB	Russian Federal Bond - OFZ, 6.70%, due 05/15/19	4,790,801
7,560,000	RUB	Russian Federal Bond - OFZ, 6.90%, due 08/03/16	102,025
5,500,000	RUB	Russian Federal Bond - OFZ, 7.00%, due 01/25/23	65,940
82,010,000	RUB	Russian Federal Bond - OFZ, 7.00%, due 08/16/23	976,080
145,455,000	RUB	Russian Federal Bond - OFZ, 7.00%, due 08/16/23	1,731,200
44,249,000	RUB	Russian Federal Bond - OFZ, 7.05%, due 01/19/28	507,620
10,000,000	RUB	Russian Federal Bond - OFZ, 7.35%, due 01/20/16	137,030
21,000,000	RUB	Russian Federal Bond - OFZ, 7.40%, due 04/19/17	279,741
206,000,000	RUB	Russian Federal Bond - OFZ, 7.40%, due 06/14/17	2,730,025
6,960,000	RUB	Russian Federal Bond - OFZ, 7.50%, due 03/15/18	91,580
67,880,000	RUB	Russian Federal Bond - OFZ, 7.50%, due 02/27/19	874,768
120,903,000	RUB	Russian Federal Bond - OFZ, 7.60%, due 04/14/21	1,517,599

See accompanying Notes to the Schedule of Investments.	81

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Par Value** ($)		Description	Value ($)

		Sovereign Debt Obligations — continued

87,467,000	RUB	Russian Federal Bond - OFZ, 7.60%, due 07/20/22	1,088,023
44,000	RUB	Russian Federal Bond - OFZ, 8.15%, due 02/03/27	555
20,000,000	RUB	Russian Foreign Bond - Eurobond, Reg S, 7.85%, due 03/10/18‡‡‡	262,645
24,500,000	ZAR	South Africa Government Bond, 6.75%, due 03/31/21	1,418,277
79,352,000	ZAR	South Africa Government Bond, 7.25%, due 01/15/20	4,801,345
57,977,612	ZAR	South Africa Government Bond, 8.00%, due 01/31/30	3,176,816
1,071,000	ZAR	South Africa Government Bond, 8.25%, due 09/15/17	68,905
1,147,204	ZAR	South Africa Government Bond, 8.25%, due 03/31/32	63,171
12,400,000	ZAR	South Africa Government Bond, 10.50%, due 12/21/26	846,806
3,000,000	ZAR	South Africa Government Bond, 13.50%, due 09/15/16	200,497
179,837,000	THB	Thailand Government Bond, 3.63%, due 06/16/23	5,412,157
75,446,000	THB	Thailand Government Bond, 3.88%, due 06/13/19	2,245,750
1,717,000	THB	Thailand Government Bond, 4.68%, due 06/29/44	57,150
102,420,000	THB	Thailand Government Bond, 4.88%, due 06/22/29	3,523,854
17,963,264	THB	Thailand Government Bond, Reg S, 1.25%, due 03/12/28‡‡‡	439,503
8,186,000	TRY	Turkey Government Bond, 7.40%, due 02/05/20	2,516,364
4,165,394	TRY	Turkey Government Bond, 8.00%, due 03/12/25	1,226,564
4,875,741	TRY	Turkey Government Bond, 8.30%, due 06/20/18	1,592,757
3,885,833	TRY	Turkey Government Bond, 8.50%, due 07/10/19	1,249,415
1,710,885	TRY	Turkey Government Bond, 8.50%, due 09/14/22	529,001
1,831,712	TRY	Turkey Government Bond, 8.80%, due 11/14/18	600,875
11,764,000	TRY	Turkey Government Bond, 9.00%, due 03/08/17	3,968,892
6,354,674	TRY	Turkey Government Bond, 9.00%, due 07/24/24	2,001,858

			165,949,009

		TOTAL DEBT OBLIGATIONS (COST $431,918,201)	352,927,434

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 8.8%

		Bank Deposit — 4.2%

15,851,685		State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/04/16	15,851,685

		Securities Lending Collateral — 4.6%

17,319,795		State Street Institutional U.S. Government Money Market Fund, Premier Class***	17,319,795

		TOTAL SHORT-TERM INVESTMENTS (COST $33,171,480)	33,171,480

		TOTAL INVESTMENTS — 102.0% (Cost $465,089,681)	386,098,914

		Other Assets and Liabilities (net) — (2.0)%	(7,510,844)

		NET ASSETS — 100.0%	$378,588,070

82	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Notes to Schedule of Investments:

**	Unless otherwise indicated, all par values are denominated in United States dollars ($).

***	Represents an investment of securities lending cash collateral.

†	Floating rate note. Rate shown is as of December 31, 2015.

††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

†††	Security is currently in default.

†††††	Security is perpetual and has no stated maturity date.

‡	All or a portion of this security is out on loan.

‡‡	Interest rate presented is yield to maturity.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $88,044,292 which represents 23.3% of net assets.

See accompanying Notes to the Schedule of Investments.	83

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Unrealized Appreciation (Depreciation)
Buys
03/02/16	BRL	Citibank N.A. London	9,050,000	$2,246,900	$(105,883)
03/16/16	BRL	Citibank N.A. London	16,471,133	4,069,096	(165,128)
03/16/16	CLP	Deutsche Bank AG	3,264,288,000	4,569,702	46,335
01/20/16	CNY	Goldman Sachs	38,050,000	5,854,071	(101,943)
03/16/16	CNY	UBS AG London	38,060,000	5,834,908	(64,952)
03/16/16	COP	Goldman Sachs	10,132,386,413	3,166,980	(76,422)
03/16/16	CZK	Citibank N.A. London	98,575,000	3,969,204	(40,191)
06/16/16	EUR	Citibank N.A.	219,670	239,654	(2,221)
03/16/16	EUR	Citibank N.A. London	4,350,000	4,731,924	(9,136)
02/22/16	EUR	Deutsche Bank AG	1,634,752	1,777,204	(64,876)
03/16/16	EUR	Goldman Sachs	49,900	54,281	130
02/22/16	GBP	Deutsche Bank AG	1,000,000	1,474,591	(92,509)
04/28/16	GBP	Deutsche Bank AG	309,578	456,575	(21,537)
06/16/16	GBP	Deutsche Bank AG	222,000	327,484	(9,556)
03/16/16	HUF	Barclays Bank Plc	55,430,000	190,220	(1,385)
03/16/16	HUF	Goldman Sachs	66,070,000	226,734	(4,071)
03/16/16	IDR	Goldman Sachs	71,732,215,000	5,113,654	3,429
03/16/16	ILS	Deutsche Bank AG	1,745,000	449,118	(4,495)
03/16/16	INR	Barclays Bank Plc	333,934,000	4,989,627	41,797
03/16/16	INR	Citibank N.A. London	318,850,000	4,764,242	47,271
03/16/16	KRW	Citibank N.A. London	10,783,234,000	9,181,869	(195,672)
01/20/16	KRW	Standard Chartered Bank	5,665,500,000	4,829,772	(133,434)
03/16/16	MXN	Citibank N.A. London	84,932,000	4,913,220	(38,043)
08/10/16	NGN	Citibank N.A. London	440,574,333	2,034,288	257,039
03/16/16	NGN	Goldman Sachs	153,000,000	752,661	33,067
08/10/16	NGN	Goldman Sachs	132,094,344	609,926	55,316
08/10/16	NGN	Standard Chartered Bank	78,488,416	362,409	36,054
08/10/16	NGN	Standard Chartered Bank, London	96,049,818	443,496	49,402
03/16/16	PEN	Goldman Sachs	19,383,000	5,616,885	(47,346)
03/16/16	PHP	Goldman Sachs	219,506,000	4,645,685	10,356
03/16/16	PLN	Citibank N.A. London	51,447,990	13,016,318	152,616
03/16/16	PLN	Deutsche Bank AG	2,364,000	598,091	669
03/16/16	RON	Barclays Bank Plc	5,950,000	1,429,885	(9,441)
03/16/16	RON	Citibank N.A. London	3,840,000	922,817	(12,751)
03/16/16	RON	Goldman Sachs	9,930,000	2,386,346	(18,129)
03/16/16	RUB	Goldman Sachs	388,675,000	5,225,008	(250,302)
03/16/16	SGD	Deutsche Bank AG	687,000	483,731	(2,400)
03/16/16	THB	Goldman Sachs	13,065,000	362,436	(1,289)
03/16/16	TRY	Barclays Bank Plc	1,630,000	548,032	1,438
03/16/16	TRY	Citibank N.A. London	15,380,000	5,171,004	37,757
03/16/16	TRY	Goldman Sachs	19,049,000	6,404,581	43,720
03/16/16	TWD	Barclays Bank Plc	191,000	5,819	(79)
03/16/16	TWD	Deutsche Bank AG	16,455,000	501,347	1,954
03/16/16	TWD	Goldman Sachs	14,950,000	455,493	1,085
03/16/16	ZAR	Barclays Bank Plc	10,710,000	683,105	(16,882)
03/16/16	ZAR	Citibank N.A. London	58,540,000	3,733,795	(247,651)
03/16/16	ZAR	Goldman Sachs	15,057,000	960,365	(73,706)

					$(991,995)

84	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Forward Foreign Currency Contracts — continued

Settlement Date	Currency	Counterparty	Units of Currency	Value	Unrealized Appreciation (Depreciation)
Sales
03/02/16	BRL	Citibank N.A. London	54,847,400	$13,617,309	$542,340
03/02/16	BRL	Goldman Sachs	2,425,000	602,070	7,165
03/16/16	CLP	Goldman Sachs	3,263,581,000	4,568,713	(40,225)
03/16/16	CNY	Citibank N.A. London	56,853,000	8,716,028	(33,093)
03/16/16	CNY	Goldman Sachs	18,793,000	2,881,120	(41,440)
04/20/16	CNY	Goldman Sachs	118,000	18,054	65
03/16/16	CZK	Citibank N.A. London	98,058,000	3,948,387	27,931
06/16/16	EUR	Barclays Bank Plc	96,243	104,999	938
02/22/16	EUR	Deutsche Bank AG	1,634,752	1,777,204	79,220
03/16/16	HUF	Citibank N.A. London	2,517,063,517	8,637,848	107,512
03/16/16	IDR	Deutsche Bank AG	4,800,000,000	342,183	12,847
03/16/16	ILS	Citibank N.A. London	36,425,000	9,374,845	37,684
03/16/16	INR	Deutsche Bank AG	37,208,000	555,960	(9,186)
01/20/16	KRW	Citibank N.A. London	10,970,129,000	9,351,906	91,363
03/16/16	KRW	Citibank N.A. London	11,253,425,000	9,582,234	101,880
01/20/16	KRW	Goldman Sachs	568,000,000	484,213	9,271
03/16/16	MXN	Goldman Sachs	9,860,000	570,390	19,853
03/16/16	MYR	Citibank N.A. London	18,784,719	4,353,294	95,952
03/16/16	NGN	Goldman Sachs	70,656,522	347,584	(15,271)
01/20/16	PEN	Citibank N.A. London	1,450,000	423,952	15,775
03/16/16	PEN	Citibank N.A. London	41,793,832	12,111,188	58,705
03/16/16	PLN	Citibank N.A. London	15,425,000	3,902,518	(6,677)
03/16/16	RON	Citibank N.A. London	16,892,000	4,059,432	67,443
03/16/16	RUB	Barclays Bank Plc	487,840,969	6,558,109	650,209
03/16/16	RUB	Citibank N.A. London	173,703,203	2,335,115	140,495
03/16/16	RUB	Goldman Sachs	497,905,219	6,693,404	165,370
03/16/16	SGD	Citibank N.A. London	7,089,000	4,991,508	46,334
03/16/16	THB	Barclays Bank Plc	4,449,406	123,431	129
03/16/16	TRY	Citibank N.A. London	4,230,990	1,422,527	(3,072)
03/16/16	TRY	Goldman Sachs	21,100,000	7,094,160	(38,151)
01/20/16	TWD	Standard Chartered Bank	390,100,000	11,876,998	116,913
03/16/16	ZAR	Citibank N.A. London	10,421,000	664,672	13,520

					$2,221,799

See accompanying Notes to the Schedule of Investments.	85

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Currency Abbreviations

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigeria Naira
PEN	Peruvian Nouveau Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	New Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
1,021	South Africa Government Bond, Series R2037	February 2016	$5,550,189	$(638,480)
97	South Africa Government Bond, Series R186	February 2016	663,854	(65,412)
119	South Africa Government Bond, Series R204	February 2016	756,328	(30,292)
586	South Africa Government Bond, Series R207	February 2016	3,547,549	(192,358)
481	South Africa Government Bond, Series R208	February 2016	2,841,156	(181,709)

				$(1,108,251)

86	See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Debt Obligations	93.2
Forward Foreign Currency Contracts	0.3
Futures Contracts	(0.3)
Short-Term Investments	8.8
Other Assets and Liabilities (net)	(2.0)

100.0%

See accompanying Notes to the Schedule of Investments.	87

Mercer Emerging Markets Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 89.5%

	Bermuda — 0.7%

421,302	Cosan, Ltd. Class A	1,554,605
5,700	Credicorp, Ltd.	554,724
22,503,906	GOME Electrical Appliances Holding, Ltd.	3,745,739
1,907,000	Nine Dragons Paper Holdings, Ltd.	1,129,414

	Total Bermuda	6,984,482

	Brazil — 4.1%

2,077,859	AMBEV SA, ADR	9,267,251
731,200	AMBEV SA	3,299,064
757,501	Banco Bradesco SA, ADR‡	3,643,580
579,300	Banco do Brasil SA	2,158,327
259,626	BB Seguridade Participacoes SA	1,596,638
508,986	BM&FBovespa SA — Bolsa de Valores Mercadorias e Futuros	1,401,038
183,300	BRF SA	2,566,779
313,871	Cielo SA	2,664,879
115,700	Cosan SA Industria e Comercio	736,971
247,000	Estacio Participacoes SA	870,938
795,171	Itau Unibanco Holding SA, ADR	5,176,563
1,240,600	JBS SA	3,872,710
47,000	Klabin SA	278,585
127,600	Lojas Americanas SA	402,192
242,100	Lojas Renner SA	1,046,423
14,300	Natura Cosmeticos SA	84,905
48,900	Porto Seguro SA	355,850
103,700	Raia Drogasil SA	929,991
14,760	Totvs SA	115,767
119,601	Ultrapar Participacoes SA	1,827,458
92,900	WEG SA	351,053

	Total Brazil	42,646,962

	Cayman Islands — 8.5%

77,354	Alibaba Group Holding, Ltd., Sponsored ADR*	6,286,560
1,190,000	ANTA Sports Products, Ltd.	3,270,517
9,602	Autohome, Inc., ADR*	335,302
28,460	Baidu, Inc., Sponsored ADR*	5,380,078
2,182,000	Belle International Holdings, Ltd.	1,638,580
9,452	Bitauto Holdings, Ltd., ADR*	267,302
56,000	Casetek Holdings, Ltd.	229,306
501,000	China Conch Venture Holdings, Ltd.	1,036,888
804,000	China Mengniu Dairy Co., Ltd.	1,311,273
448,000	China Resources Land, Ltd.	1,306,400
35,000	CK Hutchison Holdings, Ltd.	471,475
255,000	Country Garden Holdings Co., Ltd.	104,630
13,232	Ctrip.com International, Ltd., ADR*	613,038
2,418,000	Dali Foods Group Co., Ltd.* ‡ 144A	1,372,773
464,000	ENN Energy Holdings, Ltd.	2,463,643
5,013,000	Evergrande Real Estate Group, Ltd.‡	4,411,355
6,480,000	Geely Automobile Holdings, Ltd.	3,453,146

88	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Cayman Islands — continued

15,889	JD.com, Inc., ADR*	512,659
378,000	Kingsoft Corp., Ltd.‡	922,790
5,864,000	Lee & Man Paper Manufacturing, Ltd.	3,268,644
165,000	Longfor Properties Co., Ltd.	246,111
53,476	NetEase, Inc., ADR	9,691,990
4,304	Qihoo 360 Technology Co., Ltd., ADR*	313,374
178,225	Sands China, Ltd.	608,253
1,059,000	Shimao Property Holdings, Ltd.	1,888,400
47,208	Silicon Motion Technology Corp., ADR	1,480,443
919,000	Sino Biopharmaceutical, Ltd.	834,792
1,238,100	Tencent Holdings, Ltd.	24,394,092
39,698	Vipshop Holdings, Ltd., ADR* ‡	606,188
1,622,000	Want Want China Holdings, Ltd.	1,207,582
5,630,500	WH Group, Ltd.* 144A	3,138,489
6,644,000	Xinyi Solar Holdings, Ltd.‡	2,708,985
1,242,000	Zhen Ding Technology Holding, Ltd.	2,866,125

	Total Cayman Islands	88,641,183

	Chile — 0.8%

30,648,302	Banco de Chile	3,143,549
75,617	Banco Santander Chile, ADR‡	1,333,884
32,322,695	Banco Santander Chile	1,450,553
136,689	Cencosud SA	270,639
29,356,209	Corpbanca SA	236,142
69,303	Empresas COPEC SA	589,750
101,598	Enersis SA, Sponsored ADR	1,234,416
110,019	Latam Airlines Group SA, Sponsored ADR* ‡	593,002

	Total Chile	8,851,935

	China — 11.1%

5,954,000	Agricultural Bank of China, Ltd. Class H	2,435,331
2,230,000	Air China, Ltd. Class H	1,760,946
1,078,000	Anhui Conch Cement Co., Ltd. Class H	2,900,112
363,000	AviChina Industry & Technology Co., Ltd. Class H	285,711
28,832,000	Bank of China, Ltd. Class H	12,871,844
2,324,000	Bank of Communications Co., Ltd. Class H	1,637,264
4,647,000	China Cinda Asset Management Co., Ltd. Class H	1,726,852
1,336,000	China CITIC Bank Corp., Ltd. Class H*	865,366
972,000	China Communications Construction Co., Ltd. Class H	992,048
3,522,000	China Communications Services Corp., Ltd. Class H	1,326,973
22,717,000	China Construction Bank Corp. Class H	15,564,508
4,424,000	China Everbright Bank Co., Ltd. Class H	2,157,728
560,000	China Galaxy Securities Co., Ltd. Class H	513,745
1,524,000	China Life Insurance Co., Ltd. Class H	4,935,698
2,724,000	China Petroleum & Chemical Corp. Class H	1,648,427
1,742,500	China Shenhua Energy Co., Ltd. Class H	2,742,979
1,374,000	China Southern Airlines Co., Ltd. Class H	1,060,176
138,000	China Vanke Co., Ltd. Class H‡ ¤ ****	407,760
655,000	Chongqing Rural Commercial Bank Co., Ltd. Class H	397,218

See accompanying Notes to the Schedule of Investments.	89

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	China — continued

95,100	Dalian Wanda Commercial Properties Co., Ltd. Class H	555,864
3,444,000	Dongfeng Motor Group Co., Ltd. Class H	4,621,536
457,500	Great Wall Motor Co., Ltd. Class H	534,232
2,107,200	Guangzhou R&F Properties Co., Ltd. Class H	2,596,564
53,200	Haitong Securities Co., Ltd. Class H	94,042
236,000	Huadian Power International Corp., Ltd. Class H	154,082
5,774,000	Huaneng Power International, Inc. Class H	4,991,619
26,619,000	Industrial & Commercial Bank of China Class H	16,074,130
2,114,000	Jiangsu Expressway Co., Ltd. Class H	2,853,163
1,771,000	Jiangxi Copper Co., Ltd. Class H	2,100,023
4,897,000	People’s Insurance Co. Group of China, Ltd. (The) Class H	2,401,063
2,504,760	PICC Property & Casualty Co., Ltd. Class H	4,990,032
712,500	Ping An Insurance Group Co. Class H	3,943,956
2,950,000	Sinopec Engineering Group Co., Ltd. Class H	2,519,822
3,670,000	Sinopec Shanghai Petrochemical Co., Ltd. Class H*	1,463,236
1,153,600	Sinopharm Group Co., Ltd. Class H	4,629,195
919,000	TravelSky Technology, Ltd. Class H	1,517,803
77,172	Tsingtao Brewery Co., Ltd. Class H	349,508
1,315,000	Weichai Power Co., Ltd. Class H	1,457,501
376,000	Zhejiang Expressway Co., Ltd. Class H	452,162
194,000	Zhuzhou CSR Times Electric Co., Ltd. Class H	1,128,933

	Total China	115,659,152

	Colombia — 0.1%

211,807	Cementos Argos SA	648,532
232,565	Interconexion Electrica SA ESP	540,661

	Total Colombia	1,189,193

	Czech Republic — 0.2%

11,408	Komercni Banka AS	2,270,107

	Denmark — 0.2%

18,472	Carlsberg AS Class B	1,646,933

	Hong Kong — 5.4%

980,800	AIA Group, Ltd.	5,897,341
352,000	China Agri-Industries Holdings, Ltd.* ‡	120,813
206,000	China Everbright International, Ltd.	264,472
580,000	China Everbright, Ltd.	1,335,097
100,000	China Merchants Holdings International Co., Ltd.	318,058
850,000	China Mobile, Ltd.	9,596,588
140,372	China Mobile, Ltd., Sponsored ADR	7,907,155
1,766,000	China Overseas Land & Investment, Ltd.	6,175,184
1,954,000	China Power International Development, Ltd.	1,132,037
144,137	China Resources Beer Holdings Co., Ltd.	309,098
2,022,000	China Resources Power Holdings Co., Ltd.	3,918,691
274,400	China Taiping Insurance Holdings Co., Ltd.*	851,509
201,456	CLP Holdings, Ltd.	1,715,592
5,036,000	CNOOC, Ltd.	5,243,837

90	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued

11,269	CNOOC, Ltd., Sponsored ADR	1,176,258
594,000	CSPC Pharmaceutical Group, Ltd.	607,018
1,622,000	Far East Horizon, Ltd.	1,513,140
10,807	Hong Kong Exchanges and Clearing, Ltd.	276,793
321,998	Link REIT	1,934,028
442,184	Power Assets Holdings, Ltd.	4,079,425
867,000	Shanghai Industrial Holdings, Ltd.	2,282,124
184,000	Sino-Ocean Land Holdings, Ltd.	117,995

	Total Hong Kong	56,772,253

	Hungary — 0.5%

157,676	OTP Bank Nyrt	3,252,165
94,551	Richter Gedeon Nyrt	1,787,009

	Total Hungary	5,039,174

	India — 11.2%

557,849	Aurobindo Pharma, Ltd.	7,375,307
59,354	Bajaj Auto, Ltd.	2,279,732
22,998	Bharat Petroleum Corp., Ltd.	310,070
290,958	Cipla, Ltd.	2,870,602
206,649	Coal India, Ltd.	1,024,713
40,264	Colgate-Palmolive India, Ltd.	589,479
118,093	Divi’s Laboratories, Ltd.	2,054,785
4,714	Dr. Reddy’s Laboratories, Ltd.	221,106
105,396	Dr. Reddy’s Laboratories, Ltd., ADR‡	4,878,781
1,348	Eicher Motors, Ltd.	343,336
20,904	Glenmark Pharmaceuticals, Ltd.	290,796
25,827	Godrej Consumer Products, Ltd.	516,686
633,775	HCL Technologies, Ltd. Class T	8,219,616
55,215	HDFC Bank, Ltd.	902,761
85,554	HDFC Bank, Ltd., ADR	5,270,126
5,198	Hero MotoCorp Ltd.	211,224
333,404	Hindustan Unilever, Ltd.	4,340,142
406,497	Housing Development Finance Corp., Ltd.	7,763,574
851,184	ICICI Bank, Ltd.	3,358,096
474,952	Idea Cellular, Ltd.	1,029,504
318,052	Indiabulls Housing Finance, Ltd.	3,519,154
518,419	Infosys, Ltd.	8,674,764
397,533	Infosys, Ltd., Sponsored ADR‡	6,658,678
1,701,012	ITC, Ltd.	8,450,261
1,256,099	JSW Energy, Ltd.	1,616,730
129,068	Kotak Mahindra Bank, Ltd.	1,396,495
41,566	LIC Housing Finance, Ltd.	320,056
70,516	Marico, Ltd., Bonus Issue****	240,787
70,516	Marico, Ltd.	240,787
284,610	Motherson Sumi Systems, Ltd.	1,263,523
9,324	Nestle India, Ltd.	819,885
326,900	Oil & Natural Gas Corp., Ltd.	1,185,673
1,114,039	Power Finance Corp., Ltd.	3,383,058

See accompanying Notes to the Schedule of Investments.	91

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	India — continued

22,332	Reliance Industries, Ltd. (London Exchange), GDR 144A	683,359
733,228	Rural Electrification Corp., Ltd.	2,509,808
8,140	Siemens, Ltd.	148,259
19,585	State Bank of India, Ltd., Reg S, GDR‡‡‡	660,994
248,483	Sun Pharmaceutical Industries, Ltd.	3,076,541
202,221	Tata Consultancy Services, Ltd.	7,427,825
476,281	Tata Motors, Ltd.*	2,819,260
41,586	Tata Motors, Ltd., Sponsored ADR*	1,225,539
102,069	Tech Mahindra, Ltd.	806,523
41,891	Westlife Development, Ltd.* ¤	150,135
464,378	Wipro, Ltd.	3,954,737
114,614	Wipro, Ltd., ADR‡	1,322,646
49,794	Zee Entertainment Enterprises, Ltd.	329,821

	Total India	116,735,734

	Indonesia — 2.6%

2,647,400	Astra International Tbk PT	1,152,296
2,955,961	Bank Central Asia Tbk PT	2,851,961
393,600	Bank Mandiri Persero Tbk PT	264,113
3,533,200	Bank Negara Indonesia Persero Tbk PT	1,278,975
971,400	Bank Rakyat Indonesia Persero Tbk PT	805,096
236,100	Hanjaya Mandala Sampoerna Tbk PT	1,609,967
1,507,400	Indofood Sukses Makmur Tbk PT	565,890
17,109,200	Kalbe Farma Tbk PT	1,638,313
937,836	Matahari Department Store Tbk PT	1,197,382
5,191,600	Perusahaan Gas Negara Persero Tbk PT	1,033,801
43,994,940	Telekomunikasi Indonesia Persero Tbk PT	9,909,633
32,145	Telekomunikasi Indonesia Persero Tbk PT, Sponsored ADR	1,427,238
656,196	Unilever Indonesia Tbk PT	1,761,280
1,107,010	United Tractors Tbk PT	1,361,177

	Total Indonesia	26,857,122

	Luxembourg — 0.1%

111,747	Ternium SA, Sponsored ADR	1,389,015

	Malaysia — 1.4%

7,019,415	AirAsia Bhd	2,109,012
1,593,800	AMMB Holdings Bhd	1,681,592
414,100	Astro Malaysia Holdings Bhd	266,197
111,000	Axiata Group Bhd	165,718
34,750	British American Tobacco Malaysia Bhd	453,891
387,200	Genting Bhd	661,942
1,652,900	Genting Malaysia Bhd	1,686,201
226,400	IHH Healthcare Bhd	346,969
275,000	IJM Corp. Bhd	216,490
1,751,400	Malayan Banking Bhd	3,426,519
859,400	Petronas Chemicals Group Bhd	1,455,185
16,900	Petronas Dagangan Bhd	97,853
396,300	Public Bank Bhd	1,709,439

92	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Malaysia — continued

159,700	Tenaga Nasional Bhd	495,448

	Total Malaysia	14,772,456

	Malta — 0.1%

64,138	Brait SE* ‡	690,988

	Mexico — 4.2%

871,600	Alfa SAB de CV Class A	1,722,393
43,252	America Movil SAB de CV Series L, Sponsored ADR‡	608,123
2,869,000	America Movil SAB de CV Series L	2,009,994
126,000	Arca Continental SAB de CV	763,756
78,416	Cemex SAB de CV, Sponsored ADR* ‡	436,777
29,300	El Puerto de Liverpool SAB de CV	357,514
394,500	Fibra Uno Administracion SA de CV REIT	867,751
245,300	Fomento Economico Mexicano SAB de CV	2,283,538
111,428	Fomento Economico Mexicano SAB de CV, Sponsored ADR	10,290,376
1,215,700	Gentera SAB de CV‡	2,333,397
207,600	Gruma SAB de CV Class B	2,914,621
134,900	Grupo Aeroportuario del Pacifico SAB de CV Class B	1,189,103
437,847	Grupo Financiero Banorte SAB de CV Series O	2,403,308
1,321,800	Grupo GICSA SA de CV* ‡	1,243,649
120,500	Grupo Lala SAB de CV	278,241
1,518,157	Grupo Mexico SAB de CV Series B	3,233,890
74,100	Grupo Televisa SAB	404,884
95,545	Grupo Televisa SAB, Sponsored ADR	2,599,779
76,876	Industrias Penoles SAB de CV	789,095
366,600	Kimberly-Clark de Mexico SAB de CV Class A	853,503
390,000	OHL Mexico SAB de CV*	409,620
143,449	Telesites SAB*	93,356
2,484,487	Wal-Mart de Mexico SAB de CV	6,257,556

	Total Mexico	44,344,224

	Netherlands — 0.6%

27,402	Heineken NV	2,344,730
78,122	Unilever NV, ADR	3,403,468

	Total Netherlands	5,748,198

	Pakistan — 0.1%

379,185	Habib Bank, Ltd.	724,085

	Philippines — 0.4%

1,642,839	Metropolitan Bank & Trust Co.	2,810,510
41,255	Philippine Long Distance Telephone Co.	1,806,084

	Total Philippines	4,616,594

	Poland — 0.5%

20,238	Alior Bank SA*	340,806
6,499	Bank Pekao SA	236,166

See accompanying Notes to the Schedule of Investments.	93

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Poland — continued

114,445	Energa SA	366,321
93,315	Eurocash SA	1,146,071
218,065	Orange Polska SA	362,250
397,884	PGE Polska Grupa Energetyczna SA	1,288,681
810,321	Polskie Gornictwo Naftowe i Gazownictwo SA	1,054,724
81,101	Powszechna Kasa Oszczednosci Bank Polski SA*	561,286
17,255	Powszechny Zaklad Ubezpieczen SA	148,651

	Total Poland	5,504,956

	Qatar — 0.6%

91,092	Commercial Bank QSC (The)	1,147,935
37,486	Industries Qatar QSC	1,143,424
83,924	Qatar National Bank SAQ	4,032,260

	Total Qatar	6,323,619

	Romania — 0.0%

35,723	New Europe Property Investments Plc	409,919

	Russia — 1.7%

487,555	Gazprom PAO, Sponsored ADR	1,800,297
743,943	Gazprom PAO (OTC Exchange), Sponsored ADR‡	2,730,271
26,041	LUKOIL PJSC (DTC Shares), Sponsored ADR	845,942
50,065	LUKOIL PJSC (Euroclear Shares), Sponsored ADR	1,612,093
6,827	MegaFon PJSC, Reg S, GDR‡‡‡	79,534
4,873	MegaFon PJSC, Reg S, (London Exchange), GDR‡‡‡	56,770
187,181	MMC Norilsk Nickel PJSC, ADR	2,376,263
11,696	MMC Norilsk Nickel PJSC, (London Exchange), ADR	148,130
194,759	Mobile Telesystems PJSC, Sponsored ADR	1,203,611
7,128	NOVATEK OAO, Reg S, GDR‡‡‡	585,565
170,256	Rosneft Oil Co., Reg S, GDR‡‡‡	591,810
92,659	Rosneft Oil Co., Reg S, (London Exchange), GDR‡‡‡	322,083
32,964	Severstal PAO, Reg S, GDR‡‡‡	275,744
45,123	Severstal PAO, Reg S, (London Exchange), GDR‡‡‡	377,454
56,000	Sistema JSFC (OTC Exchange), Reg S, GDR‡‡‡	330,400
218,163	Sistema JSFC, Reg S, GDR‡‡‡	1,287,162
137,124	Surgutneftegas OAO, Sponsored ADR	632,553
81,990	Tatneft PAO, Sponsored ADR‡	2,167,815

	Total Russia	17,423,497

	South Africa — 4.5%

216,209	Barclays Africa Group, Ltd.	2,002,119
12,264	Capitec Bank Holdings, Ltd.	426,246
946,726	FirstRand, Ltd.	2,588,673
243,227	Foschini Group, Ltd. (The)	1,911,534
522,954	Gold Fields, Ltd.	1,424,198
370,837	Growthpoint Properties, Ltd.	555,938
36,256	Hyprop Investments, Ltd. REIT	241,816
14,135	Imperial Holdings, Ltd.	108,880
151,209	Investec, Ltd.	1,068,529

94	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued

137,925	Liberty Holdings, Ltd.	1,025,214
1,451,208	MMI Holdings, Ltd.	2,060,377
155,505	Mondi, Ltd.	3,083,606
554,680	MTN Group, Ltd.	4,756,957
59,269	Naspers, Ltd. Class N	8,108,824
555,432	Netcare, Ltd.	1,215,136
56,247	Pick n Pay Stores, Ltd.‡	235,943
43,025	Rand Merchant Insurance Holdings, Ltd.	107,483
2,376,423	Redefine Properties, Ltd.	1,487,613
154,363	Remgro, Ltd.	2,442,732
29,715	Resilient, Ltd. REIT	221,489
259,450	RMB Holdings, Ltd.	931,110
85,030	Sasol, Ltd.	2,301,415
47,794	Shoprite Holdings, Ltd.	441,868
172,321	Spar Group, Ltd. (The)	2,047,323
183,033	Standard Bank Group, Ltd.	1,340,663
340,272	Telkom SA SOC, Ltd.	1,412,649
269,331	Truworths International, Ltd.‡	1,584,300
717,574	Tsogo Sun Holdings, Ltd.	1,120,667
85,496	Woolworths Holdings, Ltd.	552,575

	Total South Africa	46,805,877

	South Korea — 12.1%

7,531	Amorepacific Corp.	2,662,231
2,447	AMOREPACIFIC Group	308,862
2,588	BGF retail Co., Ltd.	378,527
25,143	Celltrion, Inc.* ‡	1,811,934
1,883	CJ CheilJedang Corp.	606,228
1,083	CJ Corp.	231,831
32,765	Coway Co., Ltd.	2,350,038
190,631	Daewoo International Corp.	2,658,153
33,707	Daewoo Securities Co., Ltd.	272,232
28,287	DGB Financial Group, Inc.	242,450
52,599	Dongbu Insurance Co., Ltd.	3,153,563
29,530	Hana Financial Group, Inc.	594,352
48,492	Hanon Systems	2,146,377
95,189	Hanwha Corp.	3,198,539
490,853	Hanwha Life Insurance Co., Ltd.	3,093,603
2,403	Hyosung Corp.	240,802
6,556	Hyundai Development Co-Engineering & Construction	216,940
12,048	Hyundai Engineering & Construction Co., Ltd.	293,352
99,006	Hyundai Marine & Fire Insurance Co., Ltd.	3,043,935
6,821	Hyundai Mobis Co., Ltd.	1,433,949
26,130	Hyundai Motor Co.	3,320,430
9,139	Hyundai Wia Corp.	872,942
158,414	Kangwon Land, Inc.	5,187,922
143,978	KB Financial Group, Inc.	4,070,505
123,714	Kia Motors Corp.	5,549,747
10,200	Korea Aerospace Industries, Ltd.	679,391

See accompanying Notes to the Schedule of Investments.	95

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

97,279	Korea Electric Power Corp.	4,148,181
3,458	Korea Investment Holdings Co., Ltd.	146,129
9,879	Korea Zinc Co., Ltd.	3,951,432
61,822	Korean Air Lines Co., Ltd.*	1,460,466
186,729	Korean Reinsurance Co.	2,253,392
49,593	KT&G Corp.	4,419,827
5,617	LG Chem, Ltd.	1,573,651
30,191	LG Corp.	1,822,969
64,466	LG Display Co., Ltd., ADR*	673,025
4,464	LG Household & Health Care, Ltd.	3,997,441
44,911	LG Uplus Corp.	398,341
18,645	Lotte Chemical Corp.	3,871,952
12,414	Mirae Asset Securities Co., Ltd.‡	228,683
1,060	NAVER Corp.	594,840
28,962	NCSoft Corp.	5,261,103
1,871	Orion Corp. Republic of South Korea	1,860,548
16,635	S-1 Corp.	1,414,447
24,380	Samsung Card Co., Ltd.	641,442
3,494	Samsung Electro-Mechanics Co., Ltd.	187,431
11,934	Samsung Electronics Co., Ltd.	12,824,050
16,995	Samsung Electronics Co., Ltd., GDR*	9,032,843
6,823	Samsung Fire & Marine Insurance Co., Ltd.	1,789,325
38,856	Samsung Life Insurance Co., Ltd.	3,645,184
12,669	Samsung Securities Co., Ltd.	451,094
19,251	Shinhan Financial Group Co., Ltd.	649,334
12,100	Shinsegae Co., Ltd.	2,373,460
101,111	SK Hynix, Inc.	2,651,625
10,131	SK Innovation Co., Ltd.*	1,123,219
23,888	SK Telecom Co., Ltd.	4,390,315
55,240	Woori Bank	415,519

	Total South Korea	126,870,103

	Taiwan — 11.3%

636,000	Advanced Semiconductor Engineering, Inc.	735,775
377,000	Asustek Computer, Inc.	3,121,868
1,535,000	AU Optronics Corp.	454,701
293,000	Catcher Technology Co., Ltd.	2,461,960
72,000	Cathay Financial Holding Co., Ltd.	101,489
537,000	Cheng Shin Rubber Industry Co., Ltd.	871,376
600,915	Chicony Electronics Co., Ltd.	1,320,853
3,180,000	China Airlines, Ltd.*	1,161,750
1,287,000	China Development Financial Holding Corp.	322,465
2,167,820	China Life Insurance Co., Ltd.	1,666,437
5,385,000	Compal Electronics, Inc.	3,032,925
9,536,109	CTBC Financial Holding Co., Ltd.	4,906,391
6,143,741	E.Sun Financial Holding Co., Ltd.	3,581,838
57,000	Eclat Textile Co., Ltd.	786,967
1,581,000	Eva Airways Corp.*	895,260
381,000	Far EasTone Telecommunications Co., Ltd.	784,108

96	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

253,000	Feng TAY Enterprise Co., Ltd.	1,293,999
710,030	Foxconn Technology Co., Ltd.	1,504,493
5,683,997	Fubon Financial Holding Co., Ltd.	7,787,008
7,215,005	Hon Hai Precision Industry Co., Ltd.	17,748,117
417,000	HTC Corp.	990,227
4,688,000	Innolux Corp.	1,418,660
212,000	Inotera Memories, Inc.*	180,394
18,000	Largan Precision Co., Ltd.	1,243,949
1,276,174	Lite-On Technology Corp.	1,237,438
267,000	Merida Industry Co., Ltd.	1,438,762
2,009,000	Pegatron Corp.	4,403,690
996,000	Pou Chen Corp.	1,306,896
2,057,000	Powertech Technology, Inc.	4,083,064
338,291	President Chain Store Corp.	2,116,443
1,119,060	Radiant Opto-Electronics Corp.	2,568,792
1,092,000	Ruentex Industries, Ltd.	2,041,246
1,220,000	Shin Kong Financial Holding Co., Ltd.	265,565
195,000	Siliconware Precision Industries Co., Ltd.	310,485
226,000	Simplo Technology Co., Ltd.	722,440
633,490	SinoPac Financial Holdings Co., Ltd.	180,711
4,949,034	Taiwan Semiconductor Manufacturing Co., Ltd.	21,545,708
453,945	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	10,327,249
180,000	Teco Electric and Machinery Co., Ltd.	144,123
315,000	Transcend Information, Inc.	821,856
67,015	Uni-President Enterprises Corp.	112,008
963,000	Vanguard International Semiconductor Corp.	1,254,800
2,708,000	WPG Holdings, Ltd.	2,592,827
5,026,926	Yuanta Financial Holding Co., Ltd.	1,859,444

	Total Taiwan	117,706,557

	Thailand — 2.0%

38,400	Advanced Info Service PCL, NVDR	162,201
144,200	Advanced Info Service PCL (Registered Shares)	609,098
25,093	Airports of Thailand PCL Class F	241,272
119,122	Bangkok Bank PCL	511,445
165,000	Bangkok Bank PCL, NVDR	699,250
1,056,700	Bangkok Dusit Medical Services PCL Class F	654,840
3,533,400	Banpu PCL‡	1,571,055
119,100	Bumrungrad Hospital PCL, NVDR	698,349
1,467,400	CP All PCL Class F	1,600,541
291,200	Delta Electronics Thailand PCL, NVDR	619,058
543,300	Indorama Ventures PCL, NVDR	321,586
45,500	Kasikornbank PCL	189,030
144,900	Kasikornbank PCL, NVDR	606,015
1,244,800	Krung Thai Bank PCL, NVDR	577,690
441,200	PTT Exploration & Production PCL (Foreign Shares)	701,923
1,804,500	PTT Global Chemical PCL	2,507,295
1,699,900	PTT Global Chemical PCL, NVDR	2,361,956
58,450	Siam Cement PCL (The)	740,675

See accompanying Notes to the Schedule of Investments.	97

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Thailand — continued

209,300	Siam Cement PCL (The), NVDR	2,675,504
2,722,000	Thai Beverage PCL Class C	1,323,921
3,099,700	Thai Union Group PCL, NVDR	1,481,585
2,557,200	TMB Bank PCL, NVDR	171,972

	Total Thailand	21,026,261

	Turkey — 1.5%

148,855	Arcelik AS	712,440
3,989,513	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,553,706
505,611	Eregli Demir ve Celik Fabrikalari TAS	526,597
16,518	Ford Otomotiv Sanayi AS	171,357
371,501	TAV Havalimanlari Holding AS	2,315,159
163,650	Tofas Turk Otomobil Fabrikasi AS	1,062,462
54,282	Tupras Turkiye Petrol Rafinerileri AS*	1,294,355
444,459	Turk Telekomunikasyon AS	831,405
478,238	Turkcell Iletisim Hizmetleri AS	1,622,062
314,218	Turkiye Garanti Bankasi AS	766,477
544,242	Turkiye Halk Bankasi AS	1,937,295
552,120	Turkiye Sise ve Cam Fabrikalari AS	603,410

	Total Turkey	15,396,725

	United Arab Emirates — 0.8%

432,080	Abu Dhabi Commercial Bank PJSC	775,226
5,019,911	Aldar Properties PJSC	3,170,758
2,031,172	Emaar Properties PJSC	3,146,575
505,844	First Gulf Bank PJSC	1,742,153

	Total United Arab Emirates	8,834,712

	United Kingdom — 2.2%

147,627	British American Tobacco Plc	8,318,482
147,618	Mondi Plc	2,902,440
1,345,844	Old Mutual Plc‡	3,600,093
13,667	Randgold Resources, Ltd.	834,557
16,271	Randgold Resources, Ltd., ADR‡	1,007,663
85,853	SABMiller Plc	5,199,881
59,237	Wizz Air Holdings Plc* 144A	1,586,412

	Total United Kingdom	23,449,528

	United States — 0.0%

13,900	Southern Copper Corp.‡	363,068

	TOTAL COMMON STOCKS (COST $1,028,448,080)	935,694,612

	PREFERRED STOCKS — 1.0%

	Brazil — 0.9%

298,100	Banco Bradesco SA, 7.39%	1,452,731
548,400	Banco do Estado do Rio Grande do Sul, 22.62%	691,694
97,000	Bradespar SA, 37.51%	328,544

98	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Brazil — continued

269,600	Braskem SA, 2.33%	1,882,174
41,900	Cia Brasileira de Distribuicao Grupo Pao de Acucar, 3.01%	443,333
114,100	Cia Paranaense de Energia, 4.16%	700,823
119,200	Gerdau SA, 4.48%	140,102
495,060	Itausa — Investimentos Itau SA, 7.61%	860,920
1,424,400	Petroleo Brasileiro SA, 0.0%	2,412,254

	Total Brazil	8,912,575

	Colombia — 0.1%
191,531	Bancolombia SA, 3.81%	1,303,219

	TOTAL PREFERRED STOCKS (COST $16,427,389)	10,215,794

	RIGHTS — 0.0%

	Brazil — 0.0%

9,388	Banco Bradesco SA*****	4,912

	TOTAL RIGHTS (COST $—)	4,912

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 12.2%

	Bank Deposit — 8.8%

92,052,801	State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/04/16	92,052,801

	Investment Fund — 0.4%

4,190,000	State Street Institutional Treasury Plus Money Market Fund, Premier Class*****	4,190,000

	Securities Lending Collateral — 3.0%

32,050,571	State Street Institutional U.S. Government Money Market Fund, Premier Class***	32,050,571

	TOTAL SHORT-TERM INVESTMENTS (COST $128,293,372)	128,293,372

	TOTAL INVESTMENTS — 102.7% (Cost $1,173,168,841)	1,074,208,690

	Other Assets and Liabilities (net) — (2.7)%	(28,404,247)

	NET ASSETS — 100.0%	$1,045,804,443

See accompanying Notes to the Schedule of Investments.	99

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

GDR — Global Depository Receipt

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

*	Non-income producing security

***	Represents an investment of securities lending cash collateral.

¤	Illiquid security. The total market value of the securities at period end is $557,895 which represents 0.1% of net assets. The aggregate tax cost of these securities held at December 31, 2015 was $484,393.

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $653,459 which represents 0.1% of net assets. The aggregate tax cost of these securities held at December 31, 2015 was $481,564.

*****	Security has been segregated to cover collateral requirements on open synthetic futures contracts.

‡	All or a portion of this security is out on loan.

‡‡‡	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $6,781,033 which represents 0.6% of net assets.

100	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

A summary of outstanding financial instruments at December 31, 2015 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Unrealized Appreciation (Depreciation)
Buys
03/16/16	BRL	Citibank N.A. London	10,608,000	$2,620,644	$(23,853)
03/16/16	CLP	Citibank N.A. London	8,417,556,000	11,783,802	(89,628)
03/16/16	CZK	Citibank N.A. London	233,310,000	9,398,130	13,104
03/16/16	HKD	Citibank N.A. London	138,468,000	17,876,213	1,969
03/16/16	HUF	Citibank N.A. London	5,075,708,000	17,428,211	(90,149)
03/16/16	IDR	Citibank N.A. London	118,245,824,225	8,429,520	58,803
03/16/16	ILS	Citibank N.A. London	27,020,000	6,954,141	(33,340)
03/16/16	INR	Citibank N.A. London	966,779,000	14,445,568	172,650
03/16/16	KRW	Citibank N.A. London	9,579,588,000	8,156,970	(37,826)
03/16/16	MXN	Citibank N.A. London	30,431,000	1,753,093	(35,235)
03/16/16	MYR	Citibank N.A. London	11,736,000	2,719,778	414
03/16/16	PEN	Citibank N.A. London	1,058,000	306,596	(2,276)
03/16/16	PLN	Citibank N.A. London	4,261,000	1,077,531	9,428
03/16/16	SGD	Citibank N.A. London	46,710,000	32,850,969	(192,888)
03/16/16	THB	Citibank N.A. London	48,801,000	1,353,788	2,533
03/16/16	TRY	Citibank N.A. London	97,550,000	32,744,899	40,064
03/16/16	TWD	Citibank N.A. London	18,668,000	568,772	492
03/16/16	ZAR	Citibank N.A. London	61,934,000	3,944,678	(226,565)

					$(432,303)

Sales
03/16/16	BRL	Citibank N.A. London	41,387,000	$10,224,414	$229,797
03/16/16	CLP	Citibank N.A. London	88,359,000	123,694	1,654
03/16/16	COP	Citibank N.A. London	38,213,000,000	11,943,860	(132,829)
03/16/16	HKD	Citibank N.A. London	98,842,000	12,760,498	(2,640)
03/16/16	IDR	Citibank N.A. London	2,012,578,000	143,473	591
03/16/16	INR	Citibank N.A. London	409,937,000	6,125,260	(52,164)
03/16/16	KRW	Citibank N.A. London	3,174,216,000	2,702,829	851
03/16/16	MXN	Citibank N.A. London	844,075,000	48,626,135	1,662,445
03/16/16	MYR	Citibank N.A. London	9,509,000	2,203,678	28,826
03/16/16	PEN	Citibank N.A. London	200,000	57,958	625
03/16/16	PHP	Citibank N.A. London	367,100,000	7,769,405	(54,532)
03/16/16	PLN	Citibank N.A. London	2,974,000	752,072	13,030
03/16/16	SGD	Citibank N.A. London	32,686,000	22,987,942	168,583
03/16/16	THB	Citibank N.A. London	91,535,000	2,539,271	643
03/16/16	TRY	Citibank N.A. London	11,011,000	3,696,095	(6,925)
03/16/16	TWD	Citibank N.A. London	113,198,000	3,448,887	4,838
03/16/16	ZAR	Citibank N.A. London	120,032,000	7,645,035	149,877

					$2,012,670

See accompanying Notes to the Schedule of Investments.	101

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Currency Abbreviations

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nouveau Sol
PHP	Philippines Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
TRY	New Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
152	FTSE Bursa Malaysia KLCI Index	January 2016	$2,988,843	$19,651
48	H-shares Index	January 2016	3,005,361	(48,950)
65	KOSPI 200 Index	March 2016	6,664,641	73,414
42	Mexico Bolsa Index	March 2016	1,049,055	(4,552)
1,396	MSCI Emerging Markets E-mini Index	March 2016	54,967,500	(88,865)
114	MSCI Singapore Index	January 2016	2,600,388	10,425
60	MSCI Taiwan Index	January 2016	1,826,400	(13,058)
83	SET50 Index	March 2016	366,552	(1,272)

				$(53,207)

Sales
199	FTSE/JSE Top 40 Index	March 2016	$5,942,453	$(243,299)
315	SGX Nifty 50 Index	January 2016	5,007,240	(8,607)

				$(251,906)

Synthetic Futures

Number of Contracts Long (Short)	Reference Entity	Expiration Date	Counterparty	Notional Value	Value
(2,400)	BIST 30 Index	02/29/2016	Goldman Sachs & Co.	$75,844	$2,312
(220)	Brazil Bovespa Stock Index	02/17/2016	Goldman Sachs & Co.	2,424,216	5,703
18,800	Hang Seng China Enterprises Index	01/28/2016	Goldman Sachs & Co.	23,948,206	(406,904)

102	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Synthetic Futures — continued

Number of Contracts Long (Short)	Reference Entity	Expiration Date	Counterparty	Notional Value	Value
840	MSCI Daily Total Return Net Turkey Index	03/16/2016	Goldman Sachs & Co.	$250,584	$(5,784)
909	MSCI Daily Total Return Net Turkey Index	03/16/2016	Goldman Sachs & Co.	274,571	(9,872)
(376)	SGX CNX NIFTY Index	01/28/2016	Goldman Sachs & Co.	2,984,881	(3,567)
(5,400)	Taiwan Stock Exchange Capitalization Weighted Index	01/20/2016	Goldman Sachs & Co.	1,357,209	(4,015)
12,200	Tel Aviv 25 Index	01/29/2016	Goldman Sachs & Co.	4,733,331	54,641
1,240	Warsaw WIG 20 Index	03/18/2016	Goldman Sachs & Co.	582,487	6,665

					$(360,821)

See accompanying Notes to the Schedule of Investments.	103

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Banks	11.8
Semiconductors	6.4
Diversified Financial Services	6.0
Internet	5.2
Telecommunications	5.0
Insurance	4.6
Electronics	3.6
Beverages	3.5
Food	3.2
Retail	3.2
Oil & Gas	3.1
Real Estate	3.1
Pharmaceuticals	3.0
Computers	2.9
Electric	2.7
Agriculture	2.2
Auto Manufacturers	2.1
Software	1.9
Chemicals	1.7
Mining	1.5
Media	1.1
Airlines	1.0
Holding Companies — Diversified	1.0
Commercial Services	0.9
Cosmetics & Personal Care	0.8
Forest Products & Paper	0.8
Auto Parts & Equipment	0.7
Household Products & Wares	0.7
Distribution & Wholesale	0.6
Coal	0.5
Entertainment	0.5
Lodging	0.5
Building Materials	0.4
Engineering & Construction	0.4
Apparel	0.3
Energy-Alternate Sources	0.3
Gas	0.3
Health Care — Services	0.3
Home Furnishings	0.3
Leisure Time	0.3
Packaging & Containers	0.3
REITS	0.3
Biotechnology	0.2
Environmental Control	0.2
Iron & Steel	0.2
Metal Fabricate & Hardware	0.2
Oil & Gas Services	0.2
Aerospace & Defense	0.1
Electrical Components & Equipment	0.1
Housewares	0.1
Machinery — Construction & Mining	0.1

104	See accompanying Notes to the Schedule of Investments.

Mercer Emerging Markets Equity Fund

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Miscellaneous — Manufacturing	0.1
Home Builders	0.0
Investment Companies	0.0
Machinery — Diversified	0.0
Short-Term Investments and Other Assets and Liabilities (net)	9.5

100.0%

See accompanying Notes to the Schedule of Investments.	105

Mercer Global Low Volatility Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 86.1%

	Australia — 1.0%

152,297	Newcrest Mining, Ltd.*	1,437,124
551,843	Telstra Corp., Ltd.	2,252,378
323,407	Woolworths, Ltd.	5,764,721

	Total Australia	9,454,223

	Austria — 0.6%

185	Agrana Beteiligungs AG	18,147
21,720	BUWOG AG*	472,007
17,851	EVN AG	203,611
8,568	Flughafen Wien AG	815,330
5,935	Mayr Melnhof Karton AG	738,203
50,363	Oesterreichische Post AG	1,839,875
73,254	Telekom Austria AG	401,301
21,366	Verbund AG	275,269
21,098	Voestalpine AG	649,632

	Total Austria	5,413,375

	Belgium — 0.7%

8,986	Befimmo SA REIT	536,882
26,837	Colruyt SA	1,383,166
36,411	Elia System Operator SA	1,694,067
36,018	Groupe Bruxelles Lambert SA	3,084,330

	Total Belgium	6,698,445

	Bermuda — 1.4%

19,700	Arch Capital Group, Ltd.*	1,374,075
17,400	Aspen Insurance Holdings, Ltd.	840,420
22,300	Axis Capital Holdings, Ltd.	1,253,706
16,700	Bunge, Ltd.	1,140,276
30,000	Cafe de Coral Holdings, Ltd.	88,257
33,000	Cheung Kong Infrastructure Holdings, Ltd.	305,297
34,000	Clear Media, Ltd.	35,096
10,700	Endurance Specialty Holdings, Ltd.	684,693
7,400	Everest Re Group, Ltd.	1,354,866
34,900	Genpact, Ltd.*	871,802
7,000	Guoco Group, Ltd.	76,592
24,200	Jardine Matheson Holdings, Ltd.	1,179,266
1,000	Jardine Strategic Holdings, Ltd.	27,330
29,800	Mandarin Oriental International, Ltd.	46,190
10,800	Norwegian Cruise Line Holdings, Ltd.*	632,880
9,900	RenaissanceRe Holdings, Ltd.	1,120,581
12,900	Validus Holdings, Ltd.	597,141
1,300	White Mountains Insurance Group, Ltd.	944,853
5,000	Wing On Co. International, Ltd.	16,451

	Total Bermuda	12,589,772

106	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Canada — 3.6%

32,411	Agnico-Eagle Mines, Ltd.	848,598
36,700	Bank of Montreal	2,062,872
13,100	Bank of Nova Scotia (The)	527,829
96,841	Barrick Gold Corp.	714,687
62,700	BCE, Inc.	2,421,474
26,600	Canadian Imperial Bank of Commerce‡	1,746,205
31,673	Canadian Natural Resources, Ltd.	689,049
14,100	Canadian Tire Corp., Ltd. Class A	1,199,378
45,373	Cenovus Energy, Inc.	572,607
22,400	Cogeco Cable, Inc.	996,075
9,100	Cogeco, Inc.	335,739
8,700	Dollarama, Inc.	500,668
100	E-L Financial Corp., Ltd.	52,552
78,800	Emera, Inc.	2,452,324
78,900	Empire Co., Ltd.	1,462,016
81,362	Entertainment One, Ltd.	200,265
14,584	Franco-Nevada Corp.‡	664,579
26,400	George Weston, Ltd.	2,032,407
86,773	Goldcorp, Inc.	1,003,096
3,236	Imperial Oil, Ltd.	105,017
24,400	Manitoba Telecom Services, Inc.	522,920
52,100	North West Co., Inc. (The)	1,075,306
63,997	Potash Corp. of Saskatchewan, Inc.	1,095,629
58,100	Rogers Communications, Inc. Class B	1,995,920
24,500	RONA, Inc.	217,821
38,100	Royal Bank of Canada	2,033,774
105,800	Shaw Communications, Inc. Class B‡	1,812,713
9,082	Suncor Energy, Inc.	233,539
34,800	Thomson Reuters Corp.	1,317,180
44,200	Toronto-Dominion Bank	1,725,871
5,100	Valener, Inc.‡	66,123

	Total Canada	32,684,233

	Denmark — 0.2%

5,950	Carlsberg AS Class B	530,492
15,853	ISS AS	573,909
1,660	Ringkjoebing Landbobank AS	362,456
3,070	Royal Unibrew AS	125,172
7,741	Schouw & Co.	436,078

	Total Denmark	2,028,107

	Faroe Islands — 0.1%

22,279	Bakkafrost P/F	658,955

	France — 1.9%

2,090	Bonduelle S.C.A.	52,309
48,014	Bouygues SA	1,906,100
6,521	Caisse Regionale de Credit Agricole Mutuel Nord de France	113,199
39,329	Carrefour SA	1,138,570

See accompanying Notes to the Schedule of Investments.	107

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	France — continued

31,065	Cie de Saint-Gobain	1,344,775
33,962	Danone SA	2,297,691
7,693	Legrand SA	436,230
885	Manutan International	47,107
6,333	Neopost SA	154,583
42,824	Rexel SA	571,262
86,129	Sanofi	7,353,968
8,860	Sodexo SA	867,563
20,417	Total SA	915,216
1,748	Vetoquinol SA	74,815
3,158	Wendel SA	375,987

	Total France	17,649,375

	Germany — 1.3%

68,779	Celesio AG	1,871,975
4,681	Fielmann AG	346,795
3,127	Fraport AG Frankfurt Airport Services Worldwide	200,211
32,000	HeidelbergCement AG	2,628,672
918	Homag Group AG	35,700
6,693	Hornbach Baumarkt AG	206,085
2,860	Hornbach Holding AG & Co. KGaA	190,293
25,480	Merck KGaA	2,479,201
78,113	Rhoen-Klinikum AG	2,348,763
38,848	STADA Arzneimittel AG	1,575,770

	Total Germany	11,883,465

	Hong Kong — 0.5%

6,500	Aeon Stores Hong Kong Co., Ltd.	6,374
322,000	CLP Holdings, Ltd.	2,742,141
263,082	Hang Lung Properties, Ltd.	598,797
26,000	Hong Kong Ferry Holdings Co., Ltd.	30,864
25,000	Hongkong & Shanghai Hotels (The)	27,870
89,900	Hysan Development Co., Ltd.	369,453
128,000	Miramar Hotel & Investment Co., Ltd.	226,597
397,000	Regal Real Estate Investment Trust REIT	99,376
972,000	Sunlight Real Estate Investment Trust REIT	480,347

	Total Hong Kong	4,581,819

	Ireland — 0.9%

15,100	Accenture Plc Class A	1,577,950
33,361	CRH Plc	969,156
106,989	Hibernia Plc REIT	163,641
4,100	Jazz Pharmaceuticals Plc*	576,296
25,145	Kerry Group Plc	2,084,409
1,700	Perrigo Co. Plc	245,990
151,585	UDG Healthcare Plc	1,331,590
23,402	Willis Group Holdings Plc	1,136,635

	Total Ireland	8,085,667

108	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Israel — 0.5%

31,517	Bank Hapoalim BM	162,807
7,730	Check Point Software Technologies, Ltd.* ‡	629,067
52,705	Delek Automotive Systems, Ltd.	470,018
63,255	Israel Chemicals, Ltd.	257,016
19,287	Osem Investments, Ltd.	330,765
1,085	Taro Pharmaceutical Industries, Ltd.*	167,687
39,238	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	2,575,582

	Total Israel	4,592,942

	Italy — 0.4%

64,726	Amplifon Spa‡	562,143
97,591	Ansaldo STS Spa	1,046,350
27,537	Italcementi Spa	306,613
768,501	Parmalat Spa	1,995,226

	Total Italy	3,910,332

	Japan — 5.3%

105,400	Astellas Pharma, Inc.	1,517,105
3,000	AT-Group Co., Ltd.	64,866
4,400	Autobacs Seven Co., Ltd.‡	80,908
25,200	Canon, Inc.‡	769,857
97,700	Coca-Cola West Co., Ltd.	1,995,502
65,300	Daiichi Sanyko Co., Ltd.	1,362,780
27,000	Dydo Drinco, Inc.	1,259,155
22,600	Earth Chemical Co., Ltd.	932,782
14,300	FANUC Corp.	2,505,873
3,200	Fuji Co., Ltd.	65,333
29,400	Geo Holdings Corp.‡	466,802
5,000	Hirose Electric Co., Ltd.	613,492
44,300	Hoya Corp.	1,834,310
94	Japan Logistics Fund, Inc. REIT	183,085
10,000	Japan Wool Textile Co., Ltd. (The)	73,652
6,000	Joshin Denki Co., Ltd.	53,818
124,800	KDDI Corp.	3,272,116
4,000	Keyence Corp.‡	2,230,517
1,000	KFC Holdings Japan, Ltd.	17,016
65,200	Kirin Holdings Co., Ltd.	892,946
247,000	Lion Corp.	2,348,959
57,800	Maruha Nichiro Corp.	1,026,797
8,800	Medipal Holdings Corp.	151,720
31,700	Megmilk Snow Brand Co., Ltd.‡	822,179
58,400	Mitsubishi Estate Co., Ltd.	1,225,092
20,800	Mitsubishi Tanabe Pharma Corp.	362,416
1,300	Mochida Pharmaceutical Co., Ltd.	93,046
56,000	Morinaga & Co., Ltd.	297,934
154,000	Morinaga Milk Industry Co., Ltd.	706,663
9,800	MOS Food Services, Inc.	265,580
45,000	MS&AD Insurance Group Holdings	1,335,467
58,000	Nippon Flour Mills Co., Ltd.	418,987

See accompanying Notes to the Schedule of Investments.	109

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

105,200	Nipro Corp.	1,161,358
629,000	Nisshin Oillio Group, Ltd. (The)	2,577,805
10,100	Nissin Foods Holdings Co., Ltd.	539,864
111,900	NTT DoCoMo, Inc.	2,310,650
1,800	Ohsho Food Service Corp.	62,397
13,300	Okinawa Cellular Telephone Co.	363,747
11,600	Paltac Corp.	208,384
3,300	Royal Holdings Co., Ltd.	61,696
36,100	Secom Co., Ltd.	2,472,788
10,000	Shimano, Inc.	1,551,187
67,000	Showa Sangyo Co., Ltd.	257,317
7,200	SMC Corp.	1,901,525
72,500	Sompo Japan Nipponkoa Holdings, Inc.	2,417,370
26,500	Suzuken Co., Ltd.	1,018,849
86,600	United Super Markets Holdings, Inc.	742,214
41,900	Yoshinoya Holdings Co., Ltd.‡	543,712
78,300	Zensho Holdings Co., Ltd.	990,670

	Total Japan	48,428,288

	Luxembourg — 0.1%

81,162	Atento SA*	790,518
1,372	Millicom International Cellular SA	79,178

	Total Luxembourg	869,696

	Mexico — 0.2%

75,296	Grupo Televisa SAB, Sponsored ADR	2,048,804
14,299	Industrias Penoles SAB de CV	146,773

	Total Mexico	2,195,577

	Netherlands — 1.0%

38,545	Heineken Holding NV	2,972,872
81,445	QIAGEN NV*	2,251,954
3,736	RELX NV	63,068
2,506	Sligro Food Group NV	90,651
91,887	Unilever NV, ADR	4,003,155

	Total Netherlands	9,381,700

	New Zealand — 2.0%

806,553	Air New Zealand, Ltd.	1,631,651
522,943	Argosy Property, Ltd.	409,918
496,221	Auckland International Airport, Ltd.	1,953,349
153,687	Chorus, Ltd.* ‡	411,387
498,247	Contact Energy, Ltd.	1,616,814
57,981	Ebos Group, Ltd.	545,790
342,913	Fisher & Paykel Healthcare Corp., Ltd.	2,089,348
88,099	Fletcher Building, Ltd.	443,297
23,855	Freightways, Ltd.	101,416
372,452	Genesis Energy, Ltd.	492,113

110	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	New Zealand — continued

592,721	Infratil, Ltd.	1,328,919
514,175	Kiwi Property Group, Ltd.	475,206
3,890	Mainfreight, Ltd.	40,905
398,594	Mighty River Power, Ltd.	758,599
232,549	New Zealand Refining Co., Ltd. (The)	597,011
82,976	Nuplex Industries, Ltd.	269,826
290,401	Precinct Properties New Zealand, Ltd.	248,511
96,805	Sky City Entertainment Group, Ltd.	293,588
373,325	Sky Network Television, Ltd.	1,173,104
678,552	Spark New Zealand, Ltd.	1,532,971
142,193	Summerset Group Holdings, Ltd.	397,169
2,773	TrustPower, Ltd.	14,807
135,941	Vector, Ltd.	295,017
239,358	Z Energy, Ltd.	1,107,724

	Total New Zealand	18,228,440

	Norway — 0.9%

5,758	AF Gruppen ASA	90,748
20,824	Atea ASA	172,918
30,744	Austevoll Seafood ASA	187,562
57,569	DnB NOR ASA	714,137
413,175	Norsk Hydro ASA	1,546,486
337,530	Orkla ASA	2,673,135
10,963	Statoil ASA	153,211
129,331	Telenor ASA	2,166,877
7,033	Tomra Systems ASA	75,881

	Total Norway	7,780,955

	Panama — 0.0%

1,300	Carnival Corp.	70,824

	Russia — 0.0%

76,731	Gazprom PAO, Sponsored ADR	283,329

	Singapore — 0.4%

210,000	Fortune Real Estate Investment Trust REIT****	214,060
53,800	Fraser and Neave, Ltd.‡	78,881
14,900	Great Eastern Holdings, Ltd.	212,579
15,200	Hong Leong Finance, Ltd.	24,965
52,700	Metro Holdings, Ltd.	32,319
71,600	Raffles Medical Group, Ltd.	209,957
58,800	SATS, Ltd.	159,160
24,200	SIA Engineering Co., Ltd.	63,116
39,200	Singapore Airlines, Ltd.	309,477
160,500	SPH REIT	108,045
756,000	StarHub, Ltd.	1,971,734
126,400	Wilmar International, Ltd.‡	261,950

	Total Singapore	3,646,243

See accompanying Notes to the Schedule of Investments.	111

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	South Korea — 0.3%

28,426	Kia Motors Corp.	1,275,176
15,269	KT&G Corp.	1,360,804
223	Lotte Confectionery Co., Ltd.	433,429

	Total South Korea	3,069,409

	Spain — 0.5%

18,801	Ebro Foods SA	370,789
36,589	Endesa SA	736,306
422,865	Iberdrola SA	3,008,797

	Total Spain	4,115,892

	Sweden — 1.1%

44,104	Axfood AB	767,972
7,647	Clas Ohlson AB Class B	138,779
69,361	Hennes & Mauritz AB Class B	2,485,465
44,386	Investor AB Class B	1,645,798
102,697	Svenska Cellulosa AB Class B	3,002,729
64,169	Swedish Match AB	2,284,954

	Total Sweden	10,325,697

	Switzerland — 3.2%

20,500	Allied World Assurance Co. Holdings AG	762,395
7,658	Allreal Holding AG*	1,022,087
720	Alpiq Holding AG* ‡	75,453
768	APG SGA SA	296,727
14,226	Ascom Holding AG	225,967
876	Banque Cantonale de Geneve	228,189
1,472	Banque Cantonale Vaudoise	935,992
1,775	Basler Kantonalbank	121,643
80	Bell AG	270,929
252	Berner Kantonalbank AG	48,084
6,265	BKW AG	237,832
323	Chocoladefabriken Lindt & Spruengli AG	2,018,347
466	dorma+Kaba Holding AG	318,193
277	Emmi AG*	124,595
2,229	Flughafen Zuerich AG	1,677,874
1,961	Galenica AG	3,083,530
330	Graubuendner Kantonalbank	579,890
2,088	Intershop Holding AG	839,580
244	Luzerner Kantonalbank AG	92,018
27	Metall Zug AG Class B	67,999
4,583	Mobimo Holding AG*	1,019,615
110,075	Nestle SA	8,197,893
1,184	St Galler Kantonalbank AG	426,997
17,294	Swiss Prime Site AG*	1,356,223
5,360	Swiss Re AG	525,558
4,028	Swisscom AG	2,024,060
1,498	Tamedia AG	255,902

112	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	Switzerland — continued

2,099	Thurgauer Kantonalbank	167,228
2,137	Valora Holding AG*	446,187
44	Walliser Kantonalbank	35,890
10,599	Ypsomed Holding AG*	1,534,261
32	Zug Estates Holding AG Class B*	46,194

	Total Switzerland	29,063,332

	Thailand — 0.1%

190,500	Bangkok Bank PCL, NVDR	807,316

	United Kingdom — 7.7%

41,913	Advanced Medical Solutions Group Plc	111,968
14,659	Anglo American Plc	64,699
17,300	Aon Plc	1,595,233
41,461	BCA Marketplace Plc	105,566
19,819	Berkeley Group Holdings Plc	1,077,310
64,663	British American Tobacco Plc	3,594,020
160,164	Britvic Plc	1,717,378
295,466	BT Group Plc	2,054,194
9,222	Carnival Plc	525,479
240,829	Centrica Plc	774,163
14,927	Cranswick Plc	421,977
36,976	CVS Group Plc	449,616
270,081	Debenhams Plc	291,588
7,565	Dechra Pharmaceuticals Plc	121,870
110,192	Diageo Plc	3,015,179
3,608	Dunelm Group Plc	50,147
39,839	EMIS Group Plc	668,219
25,645	Fevertree Drinks Plc	226,411
71,719	Fresnillo Plc	748,403
6,588	Gamma Communications Plc	41,778
7,960	Genus Plc	182,319
141,543	GlaxoSmithKline Plc	2,864,356
33,925	Great Portland Estates Plc REIT	414,017
109,445	Greggs Plc	2,119,627
85,860	Halfords Group Plc	424,446
15,264	Headlam Group Plc	112,826
10,245	Hill & Smith Holdings Plc	114,308
54,099	Imperial Tobacco Group Plc	2,859,751
166,710	Inchcape Plc	1,928,854
165,043	Indivior Plc	456,836
47,712	International Game Technology Plc	771,980
330,252	Intu Properties Plc REIT	1,544,485
31,485	JD Sports Fashion Plc	483,084
173,645	Kcom Group Plc	295,605
73,730	Kennedy Wilson Europe Real Estate Plc	1,314,915
150,537	Kingfisher Plc	731,083
62,690	Land Securities Group Plc REIT	1,087,534
24,932	Liberty Global Plc Series C*	1,016,478

See accompanying Notes to the Schedule of Investments.	113

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

2,851	Liberty Global Plc Class A*	120,768
1,164	Liberty Global Plc LiLAC Class C*	50,052
142	Liberty Global Plc LiLAC Class A* ‡	5,875
8,472,309	Lloyds TSB Group Plc	9,124,498
113,924	Londonmetric Property Plc REIT	275,377
145,296	Lookers Plc	396,181
18,696	Mitie Group Plc	85,699
20,760	Moneysupermarket.com Group Plc	112,295
204,055	National Grid Plc	2,819,594
17,858	Next Plc	1,918,794
120,284	Pennon Group Plc	1,526,438
113,300	Primary Health Properties Plc REIT	181,605
189,206	QinetiQ Group Plc	755,461
1,567	Randgold Resources, Ltd., ADR‡	97,044
22,453	Reckitt Benckiser Group Plc	2,078,602
816,271	Rentokil Initial Plc	1,916,541
50,233	Sage Group Plc (The)	446,822
15,809	Severn Trent Plc	507,260
67,697	Shaftesbury Plc REIT	912,476
32,941	Sky Plc	539,895
114,092	SSE Plc	2,569,488
1,492	Stallergenes Greer*	51,864
2,950,632	Tesco Plc*	6,501,661
382,607	Tritax Big Box Plc REIT	731,410
23,148	United Utilities Plc	319,172
41,017	Vectura Group Plc*	106,401
1,857	WH Smith Plc	48,418
166,281	WM Morrison Supermarkets Plc	363,211

	Total United Kingdom	70,940,604

	United States — 50.2%

28,754	3M Co.	4,331,503
34,000	Abbott Laboratories	1,526,940
100	Aetna, Inc.	10,812
5,000	Akamai Technologies, Inc.*	263,150
10,400	Alexandria Real Estate Equities, Inc. REIT	939,744
4,061	Alleghany Corp.*	1,940,874
8,290	Alphabet, Inc. Class A*	6,449,703
5,596	Alphabet, Inc. Class C*	4,246,693
50,000	Altria Group, Inc.	2,910,500
2,500	Amazon.com, Inc.*	1,689,725
26,500	Amdocs, Ltd.	1,446,105
31,700	Ameren Corp.	1,370,391
24,100	American Electric Power Co., Inc.	1,404,307
37,608	American Express Co.	2,615,636
18,600	American Financial Group, Inc.	1,340,688
20,565	American International Group, Inc.	1,274,413
16,800	AmerisourceBergen Corp.	1,742,328
138,800	Annaly Capital Management, Inc. REIT	1,301,944

114	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	United States — continued

13,900	ANSYS, Inc.*	1,285,750
9,299	Anthem, Inc.	1,296,653
76,403	Apple, Inc.	8,042,180
2,200	AptarGroup, Inc.	159,830
37,200	Aramark	1,199,700
31,200	Arthur J. Gallagher & Co.	1,277,328
83,600	AT&T, Inc.	2,876,676
12,000	Atmos Energy Corp.	756,480
5,202	Automatic Data Processing, Inc.	440,713
14,300	AutoNation, Inc.*	853,138
1,900	AutoZone, Inc.*	1,409,629
8,000	AvalonBay Communities, Inc. REIT	1,473,040
13,800	Avnet, Inc.	591,192
16,600	Bank of Hawaii Corp.	1,044,140
204,146	Bank of New York Mellon Corp. (The)	8,414,898
17,500	Baxter International, Inc.	667,625
47,469	BB&T Corp.	1,794,803
8,700	Becton Dickinson and Co.	1,340,583
7,575	Bed Bath & Beyond, Inc.*	365,494
10,800	Bemis Co., Inc.	482,652
8	Berkshire Hathaway, Inc. Class A*	1,582,400
3,400	Berkshire Hathaway, Inc. Class B*	448,936
6,800	Bio-Rad Laboratories, Inc. Class A*	942,888
14,600	Boeing Co. (The)	2,111,014
18,600	Brinker International, Inc.	891,870
3,300	Bristol-Myers Squibb Co.	227,007
18,600	Broadridge Financial Solutions, Inc.	999,378
43,656	Brown & Brown, Inc.	1,401,358
42,900	CA, Inc.	1,225,224
13,000	Camden Property Trust REIT	997,880
22,800	Campbell Soup Co.	1,198,140
9,400	Capital One Financial Corp.	678,492
21,500	Cardinal Health, Inc.	1,919,305
300	Carter’s, Inc.	26,709
8,800	CDK Global, Inc.	417,736
3,500	CH Robinson Worldwide, Inc.	217,070
22,400	Chimera Investment Corp. REIT	305,536
200	Chipotle Mexican Grill, Inc.*	95,970
22,582	Cincinnati Financial Corp.	1,336,177
16,500	Cinemark Holdings, Inc.	551,595
22,341	Cintas Corp.	2,034,148
9,700	Clean Harbors, Inc.*	404,005
7,900	Clorox Co. (The)	1,001,957
12,100	Coca-Cola Co. (The)	519,816
2,900	Coca-Cola Enterprises, Inc.	142,796
28,862	Colgate-Palmolive Co.	1,922,786
89,245	Comcast Corp. Class A	5,036,095
22,365	Commerce Bancshares, Inc.	951,407
6,076	Commvault Systems, Inc.*	239,091

See accompanying Notes to the Schedule of Investments.	115

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	United States — continued

14,400	ConAgra Foods, Inc.	607,104
21,276	ConocoPhillips	993,376
24,200	Consolidated Edison, Inc.	1,555,334
12,000	Costco Wholesale Corp.	1,938,000
8,000	CR Bard, Inc.	1,515,520
4,300	Crown Castle International Corp. REIT	371,735
3,400	CST Brands, Inc.	133,076
7,200	Cullen/Frost Bankers, Inc.	432,000
4,037	Cummins, Inc.	355,296
114,875	CVS Health Corp.	11,231,329
8,900	Danaher Corp.	826,632
17,400	Darden Restaurants, Inc.	1,107,336
15,093	Deere & Co.‡	1,151,143
3,600	Delta Air Lines, Inc.	182,484
7,600	DENTSPLY International, Inc.	462,460
29,486	Devon Energy Corp.	943,552
19,200	Digital Realty Trust, Inc. REIT	1,451,904
17,100	Dollar General Corp.	1,228,977
800	Domino’s Pizza, Inc.	89,000
17,200	Dr Pepper Snapple Group, Inc.	1,603,040
18,500	DTE Energy Co.	1,483,515
10,900	Duke Energy Corp.	778,151
26,900	East-West Bancorp, Inc.	1,117,964
388,535	eBay, Inc.*	10,676,942
18,000	Edison International	1,065,780
21,200	Eli Lilly & Co.	1,786,312
21,200	Entergy Corp.	1,449,232
1,600	Equifax, Inc.	178,192
17,100	Equity LifeStyle Properties, Inc. REIT	1,140,057
2,500	Erie Indemnity Co. Class A	239,100
5,500	Essex Property Trust, Inc. REIT	1,316,755
10,400	Expedia, Inc.	1,292,720
800	Exxon Mobil Corp.	62,360
2,100	Facebook, Inc. Class A*	219,786
2,200	FedEx Corp.	327,778
50,000	First Niagara Financial Group, Inc.	542,500
12,300	FirstEnergy Corp.	390,279
5,300	Fiserv, Inc.*	484,738
26,542	Flowserve Corp.	1,116,887
36,327	FMC Technologies, Inc.*	1,053,846
13,200	General Dynamics Corp.	1,813,152
28,600	General Mills, Inc.	1,649,076
11,238	H&R Block, Inc.	374,338
11,600	Hanover Insurance Group, Inc. (The)	943,544
20,300	Healthcare Trust of America, Inc. REIT Class A	547,491
9,800	Henry Schein, Inc.*	1,550,262
15,800	Hershey Co. (The)	1,410,466
15,400	Hill-Rom Holdings, Inc.	740,124
8,200	Hologic, Inc.*	317,258

116	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	United States — continued

83,027	Home Depot, Inc. (The)	10,980,321
22,000	Honeywell International, Inc.	2,278,540
19,000	Hormel Foods Corp.	1,502,520
28,000	Hospitality Properties Trust REIT	732,200
4,400	Huntington Ingalls Industries, Inc.	558,140
13,700	IAC/InterActiveCorp	822,685
2,500	Ingram Micro, Inc. Class A	75,950
14,700	Ingredion, Inc.	1,408,848
433,107	Intel Corp.	14,920,536
91,846	International Business Machines Corp.	12,639,847
14,800	Intuit, Inc.	1,428,200
10,400	Jack Henry & Associates, Inc.	811,824
39,218	Johnson & Johnson	4,028,473
3,300	Jones Lang Lasalle, Inc.	527,538
9,900	Kellogg Co.	715,473
14,700	Kimberly-Clark Corp.	1,871,310
21,800	Kroger Co. (The)	911,894
4,900	Lamar Advertising Co. REIT Class A	293,902
6,700	Leidos Holdings, Inc.	376,942
41,289	Linear Technology Corp.	1,753,544
13,812	Lockheed Martin Corp.	2,999,276
170,931	Lowe’s Cos., Inc.	12,997,593
2,100	M&T Bank Corp.	254,478
2,100	Macquarie Infrastructure Corp.	152,460
3,063	Martin Marietta Materials, Inc.	418,345
77,775	Mastercard, Inc. Class A	7,572,174
3,300	McCormick & Co., Inc.	282,348
28,461	McDonald’s Corp.	3,362,383
9,800	McKesson Corp.	1,932,854
44,800	Merck & Co., Inc.	2,366,336
3,900	Mercury General Corp.	181,623
600	Mettler-Toledo International, Inc.*	203,478
440,355	Microsoft Corp.	24,430,895
13,900	Mid-America Apartment Communities, Inc. REIT	1,262,259
6,500	Murphy USA, Inc.*	394,810
24,200	National Instruments Corp.	694,298
62,111	National Oilwell Varco, Inc.	2,080,097
47,600	New York Community Bancorp, Inc.	776,832
2,600	Newmont Mining Corp.	46,774
16,400	NextEra Energy, Inc.	1,703,796
2,000	NIKE, Inc. Class B	125,000
18,300	Northern Trust Corp.	1,319,247
11,902	Northrop Grumman Corp.	2,247,217
22,883	NOW, Inc.* ‡	362,009
200	NVR, Inc.*	328,600
5,900	O’Reilly Automotive, Inc.*	1,495,178
8,100	Old Republic International Corp.	150,903
48,292	Omnicom Group, Inc.	3,653,773
400,637	Oracle Corp.	14,635,270

See accompanying Notes to the Schedule of Investments.	117

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	United States — continued

11,955	Orbital ATK, Inc.	1,068,060
12,100	PacWest Bancorp	521,510
900	Panera Bread Co. Class A*	175,302
21,400	Patterson Cos., Inc.	967,494
282,474	PayPal Holdings, Inc.*	10,225,559
46,500	People’s United Financial, Inc.	750,975
25,600	PepsiCo, Inc.	2,557,952
75,700	Pfizer, Inc.	2,443,596
28,500	PG&E Corp.	1,515,915
35,300	Philip Morris International, Inc.	3,103,223
3,734	Phillips 66	305,441
39,600	Piedmont Office Realty Trust, Inc. REIT Class A	747,648
17,400	Pinnacle Foods, Inc.	738,804
17,500	Pinnacle West Capital Corp.	1,128,400
39,576	Plum Creek Timber Co., Inc. REIT	1,888,567
13,500	Post Properties, Inc. REIT	798,660
4,146	Praxair, Inc.	424,550
200	Priceline Group (The), Inc.*	254,990
22,000	Procter & Gamble Co. (The)	1,747,020
44,400	Progressive Corp. (The)	1,411,920
39,400	Public Service Enterprise Group, Inc.	1,524,386
6,400	Public Storage REIT	1,585,280
88,982	QUALCOMM, Inc.	4,447,765
31,400	Republic Services, Inc.	1,381,286
2,600	Resmed, Inc.	139,594
12,600	Reynolds American, Inc.	581,490
901	RMR Group, Inc.	12,983
7,804	Royal Gold, Inc.	284,612
4,672	San Juan Basin Royalty Trust	19,342
23,745	Scotts Miracle-Gro Co. (The) Class A	1,531,790
39,400	Senior Housing Properties Trust REIT	584,696
6,900	Signature Bank*	1,058,253
1,900	Simon Property Group, Inc. REIT	369,436
9,700	Southern Co. (The)	453,863
4,100	SS&C Technologies Holdings, Inc.	279,907
13,100	St. Jude Medical, Inc.	809,187
38,100	Starbucks Corp.	2,287,143
68,131	State Street Corp.	4,521,173
8,400	Stericycle, Inc.*	1,013,040
17,400	Stryker Corp.	1,617,156
33,037	Synchrony Financial*	1,004,655
30,100	Synopsys, Inc.*	1,372,861
36,000	Sysco Corp.	1,476,000
6,500	Tanger Factory Outlet Centers REIT	212,550
133,486	Target Corp.	9,692,418
73,400	TCF Financial Corp.	1,036,408
8,900	Teleflex, Inc.	1,169,905
7,100	Telephone & Data Systems, Inc.	183,819
51,329	Teradata Corp.*	1,356,112

118	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares	Description	Value ($)

	United States — continued

32,241	Texas Instruments, Inc.	1,767,129
14,000	TFS Financial Corp.	263,620
13,900	Thermo Fisher Scientific, Inc.	1,971,715
17,612	Timken Co. (The)	503,527
7,900	Toro Co.	577,253
3,300	Total System Services, Inc.	164,340
14,000	Travelers Cos., Inc. (The)	1,580,040
44,286	UGI Corp.	1,495,095
500	Ulta Salon Cosmetics & Fragrance, Inc.*	92,500
15,768	Union Pacific Corp.	1,233,058
8,300	United Continental Holdings, Inc.*	475,590
12,000	United Parcel Service, Inc. Class B	1,154,760
5,700	United States Cellular Corp.*	232,617
16,000	UnitedHealth Group, Inc.	1,882,240
34,881	US Bancorp	1,488,372
15,401	Varian Medical Systems, Inc.*	1,244,401
22,400	Vectren Corp.	950,208
16,700	VeriSign, Inc.*	1,458,912
65,900	Verizon Communications, Inc.	3,045,898
164,631	Visa, Inc. Class A	12,767,134
20,981	Vista Outdoor, Inc.*	933,864
5,708	Vulcan Materials Co.	542,089
9,400	VWR Corp.*	266,114
4,004	W.W. Grainger, Inc.‡	811,170
39,090	Wal-Mart Stores, Inc.	2,396,217
22,000	Waste Connections, Inc.	1,239,040
28,600	Waste Management, Inc.	1,526,382
10,700	Waters Corp.*	1,440,006
225,996	Wells Fargo & Co.	12,285,143
45,017	Weyerhaeuser Co. REIT	1,349,610
19,600	WP Carey, Inc. REIT	1,156,400
27,068	WR Berkley Corp.	1,481,973
3,300	Xcel Energy, Inc.	118,503
32,986	Xilinx, Inc.	1,549,352
152,820	Yum! Brands, Inc.	11,163,501

	Total United States	461,112,111

	TOTAL COMMON STOCKS (COST $757,417,997)	790,550,123

	INVESTMENT COMPANY — 1.3%

	United States — 1.3%

117,726	SPDR Gold Shares* ‡	11,944,480

	TOTAL INVESTMENT COMPANY (COST $14,421,631)	11,944,480

	PREFERRED STOCKS — 0.3%

	Germany — 0.3%

22,515	Henkel AG & Co. KGaA, 1.34%	2,524,070

See accompanying Notes to the Schedule of Investments.	119

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Shares		Description	Value ($)

		Japan — 0.0%

199		Shinkin Central Bank, 3.08%	373,037

		TOTAL PREFERRED STOCKS (COST $2,635,212)	2,897,107

		WARRANTS — 0.1%

		United States — 0.1%

14,469		JPMorgan Chase & Co., Strike Price $0.00, Expires 10/28/18*	342,771

		TOTAL WARRANTS (COST $234,897)	342,771

Par Value**		Description	Value ($)

		DEBT OBLIGATIONS — 0.2%

		Sovereign Debt Obligations — 0.2%

7,570,000	MXN	Mexican Bonos, 4.75%, due 06/14/18	440,947
3,806,100	MXN	Mexican Bonos, 5.00%, due 12/11/19	218,312
444,000	SGD	Singapore Government Bond, 3.25%, due 09/01/20	331,439
734,000	SGD	Singapore Government Bond, 2.38%, due 04/01/17	526,965
773,000	SGD	Singapore Government Bond, 0.50%, due 04/01/18	537,256

		TOTAL SOVEREIGN DEBT OBLIGATIONS (COST $2,318,739)	2,054,919

		TOTAL DEBT OBLIGATIONS (COST $2,318,739)	2,054,919

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 13.5%

		Bank Deposit — 11.8%

108,338,976		State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/04/16	108,338,976

		Securities Lending Collateral — 1.7%

15,704,805		State Street Institutional U.S. Government Money Market Fund, Premier Class***	15,704,805

		TOTAL SHORT-TERM INVESTMENTS (COST $124,043,781)	124,043,781

		TOTAL INVESTMENTS — 101.5% (Cost $901,072,257)	931,833,181

		Other Assets and Liabilities (net) — (1.5)%	(13,427,544)

		NET ASSETS — 100.0%	$918,405,637

120	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2015 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

*	Non-income producing security

**	Unless otherwise indicated, all par values are denominated in United States dollars ($).

***	Represents an investment of securities lending cash collateral.

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $214,060 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2015 was $218,189.

‡	All or a portion of this security is out on loan.

See accompanying Notes to the Schedule of Investments.	121

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

A summary of outstanding financial instruments at December 31, 2015 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Currency	Counterparty	Units of Currency	Value	Unrealized Appreciation (Depreciation)
Sales
01/13/16	EUR	Bank of New York	227,000	$246,639	$12,767
02/10/16	EUR	Goldman Sach	297,000	322,918	(3,346)
03/16/16	EUR	HSBC Bank USA	204,000	222,003	2,136
01/13/16	GBP	Bank of New York	98,000	144,446	4,789
02/10/16	GBP	Goldman Sach	133,000	196,046	5,141

					$21,487

Currency Abbreviations

EUR	Euro
GBP	British Pound Sterling
MXN	Mexican Peso
SGD	Singapore Dollar

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Buys
18	Canadian Dollar	March 2016	$1,301,940	$(22,500)
135	MSCI EAFE E-mini Index	March 2016	11,462,850	254,340
168	S&P 500 E-mini Index	March 2016	17,097,360	(45,369)
10	S&P/TSX 60 Index	March 2016	1,095,530	17,262

				$203,733

122	See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Retail	9.8
Food	7.5
Banks	6.4
Pharmaceuticals	5.1
Software	5.1
Commercial Services	4.6
Electric	4.3
Telecommunications	4.0
Insurance	3.6
Internet	3.1
Computers	2.9
REITS	2.8
Semiconductors	2.2
Health Care — Products	2.1
Agriculture	1.9
Beverages	1.9
Electronics	1.5
Media	1.5
Commodity Fund	1.3
Real Estate	1.1
Aerospace & Defense	1.0
Household Products & Wares	1.0
Miscellaneous — Manufacturing	1.0
Mining	0.8
Cosmetics & Personal Care	0.7
Engineering & Construction	0.7
Oil & Gas	0.7
Building Materials	0.6
Diversified Financial Services	0.6
Environmental Control	0.6
Health Care — Services	0.6
Gas	0.5
Transportation	0.5
Advertising	0.4
Airlines	0.4
Biotechnology	0.4
Holding Companies — Diversified	0.4
Leisure Time	0.4
Distribution & Wholesale	0.3
Forest Products & Paper	0.3
Machinery — Diversified	0.3
Metal Fabricate & Hardware	0.3
Oil & Gas Services	0.3
Water	0.3
Chemicals	0.2
Entertainment	0.2
Hand & Machine Tools	0.2
Investment Companies	0.2
Packaging & Containers	0.2
Savings & Loans	0.2
Sovereign	0.2

See accompanying Notes to the Schedule of Investments.	123

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Textiles	0.2
Auto Manufacturers	0.1
Electrical Components & Equipment	0.1
Home Builders	0.1
Housewares	0.1
Iron & Steel	0.1
Shipbuilding	0.1
Apparel	0.0
Lodging	0.0
Office & Business Equipment	0.0
Short-Term Investments and Other Assets and Liabilities (net)	12.0

100.0%

124	See accompanying Notes to the Schedule of Investments.

Mercer Funds

Notes to Schedule of Investments

December 31, 2015 (Unaudited)

1.	Organization

Mercer Funds (the “Trust”) consists of the following nine series: Mercer US Large Cap Growth Equity Fund (“Large Cap Growth”), Mercer US Large Cap Value Equity Fund (“Large Cap Value”), Mercer US Small/Mid Cap Growth Equity Fund (“Small/Mid Cap Growth”), Mercer US Small/Mid Cap Value Equity Fund (“Small/Mid Cap Value”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (“Core Fixed”), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”), Mercer Emerging Markets Equity Fund (“Emerging Markets”) and Mercer Global Low Volatility Equity Fund (“Global Low Volatility”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds’ investment advisor is Mercer Investment Management, Inc. (the “Advisor”). The Advisor manages each Fund using a “manager of managers” approach by selecting one or more subadvisors (each a “Subadvisor,” and collectively referred to as the “Subadvisors”) to manage each Fund’s assets. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946: Financial Services — Investment Companies.

Under the 1940 Act, each Fund is classified as “diversified”, with the exception of Opportunistic Fixed. Opportunistic Fixed is classified as “non-diversified” under the 1940 Act, as amended, and may invest a larger percentage of its assets in fewer issuers than diversified funds.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap Growth	Long-term total return, which includes capital
appreciation and income
Large Cap Value	Long-term total return, which includes capital
appreciation and income
Small/Mid Cap Growth	Long-term total return, comprised primarily of capital appreciation
Small/Mid Cap Value	Long-term total return, comprised primarily of capital appreciation
Non-US Core Equity	Long-term total return, which includes capital
appreciation and income
Core Fixed	Total return, consisting of both current income and capital appreciation
Opportunistic Fixed	Long-term total return, which includes capital
appreciation and income
Emerging Markets	Long-term total return, which includes capital
appreciation and income
Global Low Volatility	Long-term total return, which includes capital
appreciation and income

Each Fund has registered and is authorized to offer interests in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of December 31, 2015, only the Class Y-3 shares of each Fund had commenced operations.

2.	Significant Accounting Policies

The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

(a)  Security Valuation

Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last available bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Subadvisor as the primary market for such securities. Securities traded in the over-the-counter (“OTC”) market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price; other OTC securities are valued at the last bid price available prior to valuation (other than short-term investments, which are valued as described below). The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board of Trustees of the Trust (the “Board”) has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.

Certain fixed-income securities may be valued based upon appraisals received from an independent pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each such determination is based on consideration of relevant factors, and judgment is made by or at the direction of the Board. Each Fund values its investments for which market quotations are readily available at market value. Short-term investments are generally valued on the basis of valuations provided by third party pricing services unless such valuations are not available in which case amortized cost would be used, provided that such amortized cost approximates market value.

Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. OTC derivative financial instruments, such as foreign currency contracts, options contracts, synthetic futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of an independent pricing service providers or broker dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by independent pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.

Senior secured floating rate loans and senior secured floating rate debt securities are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.

The Board has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable Subadvisor) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that a Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. A Fund’s value for a particular security may be different from the last quoted market price.

The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices unadjusted in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2015, Large Cap Growth, Large Cap Value and Small/Mid Cap Value held long-term investments whose value was determined using Level 1 inputs, with corresponding major categories as shown in the schedule of investments, Futures Contracts whose value was determined using Level 1 inputs and short-term investment positions in a Euro Time Deposit and State Street Institutional U.S. Government Money Market Fund, Premier Class, as shown in the schedule of investments, whose value was determined using a Level 2 input.

The following is a summary of the inputs used as of December 31, 2015 in valuing the assets and liabilities of Small/Mid Cap Growth, Non-US Core Equity, Core Fixed, Opportunistic Fixed, Emerging Markets and Global Low Volatility for which fair valuation was used:

Small/Mid Cap Growth

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Advertising	$898,142	$—	$—	$898,142
Aerospace & Defense	3,951,226	—	—	3,951,226
Airlines	4,440,861	—	—	4,440,861
Apparel	2,788,410	—	—	2,788,410
Auto Parts & Equipment	2,282,443	—	—	2,282,443
Banks	8,382,326	—	—	8,382,326
Biotechnology	8,012,274	—	—	8,012,274
Building Materials	7,731,507	—	—	7,731,507
Chemicals	6,523,714	—	—	6,523,714
Coal	948,553	—	—	948,553
Commercial Services	30,672,287	—	—	30,672,287
Computers	19,260,373	—	—	19,260,373
Distribution & Wholesale	6,187,175	—	—	6,187,175
Diversified Financial Services	18,947,759	—	—	18,947,759
Entertainment	3,648,355	—	—	3,648,355

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Food	$1,529,980	$—		$—	$1,529,980
Hand & Machine Tools	7,219,774	—		—	7,219,774
Health Care - Products	17,726,911	—		—	17,726,911
Health Care - Services	17,074,367	—		—	17,074,367
Home Furnishings	5,188,584	—		—	5,188,584
Household Products & Wares	4,457,645	—		—	4,457,645
Insurance	3,601,749	—		—	3,601,749
Internet	11,714,974	—		—	11,714,974
Leisure Time	2,626,559	—		—	2,626,559
Lodging	2,721,917	—		—	2,721,917
Machinery - Diversified	18,154,703	—		—	18,154,703
Media	3,801,224	—		—	3,801,224
Miscellaneous - Manufacturing	4,361,968	—		—	4,361,968
Office Furnishings	2,252,052	—		—	2,252,052
Oil & Gas	4,096,886	—		—	4,096,886
Oil & Gas Services	4,144,408	—		—	4,144,408
Packaging & Containers	1,973,547	—		—	1,973,547
Pharmaceuticals	29,670,713	—		—	29,670,713
Real Estate	2,445,059	—		—	2,445,059
REITS	18,957,245	—		—	18,957,245
Retail	41,134,588	—		—	41,134,588
Semiconductors	5,099,425	—		—	5,099,425
Software	59,670,628	—		—	59,670,628
Telecommunications	11,502,727	—		—	11,502,727
Transportation	6,357,313	—		—	6,357,313

Total Common Stocks	412,160,351	—		—	412,160,351

Warrants
Oil & Gas	—	0	*	—	—

Total Warrants	—	0		—	—

Short-Term Investments
Bank Deposits	—	25,670,467		—	25,670,467
Securities Lending Collateral	—	33,604,743		—	33,604,743

Total Short-Term Investments	—	59,275,210		—	59,275,210

Futures Contracts†
Buys	183,469	—		—	183,469

Total Futures Contracts	183,469	—		—	183,469

Total	$412,343,820	$59,275,210		$—	$471,619,030

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(25,025)	$—	$—	$(25,025)

Total Futures Contracts	(25,025)	—	—	(25,025)

Total	$(25,025)	$—	$—	$(25,025)

*	Represents one or more Level 2 securities at $0 value as of December 31, 2015.
†	Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Non-US Core Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$46,755,002	$0	*	$—	$46,755,002
Austria	15,263,447	—		—	15,263,447
Belgium	38,168,195	—		—	38,168,195
Bermuda	6,093,605	—		—	6,093,605
Brazil	1,932,297	—		—	1,932,297
Canada	8,628,121	—		—	8,628,121
Cayman Islands	17,875,534	—		—	17,875,534
China	2,485,508	—		—	2,485,508
Denmark	55,611,786	—		—	55,611,786
Faroe Islands	507,312	—		—	507,312
Finland	20,351,689	—		—	20,351,689
France	168,063,434	—		—	168,063,434
Germany	163,738,973	—		—	163,738,973
Hong Kong	16,152,500	—		—	16,152,500
Hungary	2,439,459	—		—	2,439,459
India	1,066,814	—		—	1,066,814
Indonesia	5,065,701	—		—	5,065,701
Ireland	5,128,693	—		—	5,128,693
Israel	4,572,354	—		—	4,572,354
Italy	28,171,334	—		—	28,171,334
Japan	449,062,978	—		—	449,062,978
Luxembourg	1,096,055	—		—	1,096,055
Malaysia	2,027,395	—		—	2,027,395
Malta	2,477,341	—		—	2,477,341
Netherlands	70,813,371	—		—	70,813,371
New Zealand	3,001,706	—		—	3,001,706
Norway	25,051,913	—		—	25,051,913

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Philippines	$1,014,714	$—	$—		$1,014,714
Poland	1,372,434	—	—		1,372,434
Portugal	11,748,318	—	102,007		11,850,325
Russia	2,346,847	—	—		2,346,847
Singapore	4,265,461	—	—		4,265,461
South Africa	971,245	—	—		971,245
South Korea	6,253,705	—	—		6,253,705
Spain	41,046,626	—	0	**	41,046,626
Sweden	54,794,328	—	—		54,794,328
Switzerland	152,321,166	—	—		152,321,166
Taiwan	9,014,529	—	—		9,014,529
Thailand	999,664	—	—		999,664
Turkey	1,297,146	—	—		1,297,146
United Kingdom	325,371,029	—	—		325,371,029
United States	42,835,532	—	—		42,835,532

Total Common Stocks	1,817,255,261	0	102,007		1,817,357,268

Investment Companies
United States	21,239,535	—	—		21,239,535

Total Investment Companies	21,239,535	—	—		21,239,535

Preferred Stocks
Brazil	1,265,312	—	—		1,265,312
Germany	16,442,848	—	—		16,442,848
Spain	484,070	—	—		484,070

Total Preferred Stocks	18,192,230	—	—		18,192,230

Short-Term Investments
Bank Deposits	—	70,098,674	—		70,098,674
Securities Lending Collateral	—	39,152,489	—		39,152,489

Total Short-Term Investments	—	109,251,163	—		109,251,163

Futures Contracts†
Buys	1,054,585	—	—		1,054,585

Total Futures Contracts	1,054,585	—	—		1,054,585

Total	$1,857,741,611	$109,251,163	$102,007		$1,967,094,781

*	Represents one or more Level 2 securities at $0 value as of December 31, 2015.
**	Represents one or more Level 3 securities at $0 value as of December 31, 2015.
†	Futures contracts are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statements of Assets and Liabilities.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Core Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Debt Obligations
Asset Backed Securities	$—	$95,241,829	$—		$95,241,829
Corporate Debt	—	318,793,880	0	**	318,793,880
Mortgage Backed Securities - Private Issuers	—	87,606,895	—		87,606,895
Mortgage Backed Securities - U.S. Government Agency Obligations	—	204,332,323	—		204,332,323
Municipal Obligations	—	21,636,223	—		21,636,223
Sovereign Debt Obligations	—	4,805,796	—		4,805,796
U.S. Government and Agency Obligations	—	60,808,081	—		60,808,081

Total Debt Obligations	—	793,225,027	0		793,225,027

Preferred Stocks
Diversified Financial Services	2,497,639	—	—		2,497,639

Total Preferred Stocks	2,497,639	—	—		2,497,639

Short-Term Investments
Bank Deposits	—	14,535,888	—		14,535,888
Securities Lending Collateral	—	9,113,723	—		9,113,723

Total Short-Term Investments	—	23,649,611	—		23,649,611

Futures Contracts†
Buys	5,805	—	—		5,805
Sales	144,941	—	—		144,941

Total Futures Contracts	150,746	—	—		150,746

Swaps
Centrally Cleared Credit Default Swaps†	—	208,839	—		208,839
Centrally Cleared Interest Rate Swaps†	—	51,394	—		51,394

Total Swaps	—	260,233	—		260,233

Total	$2,648,385	$817,134,871	$0		$819,783,256

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(130,741)	$—	$—	$(130,741)
Sales	(14,274)	—	—	(14,274)

Total Futures Contracts	(145,015)	—	—	(145,015)

Swaps
Centrally Cleared Interest Rate Swaps†	—	(390,720)	—	(390,720)

Total Swaps	—	(390,720)	—	(390,720)

Total	$(145,015)	$(390,720)	$—	$(535,735)

**	Represents one or more Level 3 securities at $0 value as of December 31, 2015.
†	Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation.

Opportunistic Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Corporate Debt	$—	$186,978,425	$—	$186,978,425
Sovereign Debt Obligations	—	165,949,009	—	165,949,009

Total Debt Obligations	—	352,927,434	—	352,927,434

Short-Term Investments
Bank Deposits	—	15,851,685	—	15,851,685
Securities Lending Collateral	—	17,319,795	—	17,319,795

Total Short-Term Investments	—	33,171,480	—	33,171,480

Forward Foreign Currency Contracts†
Buys	—	819,435	—	819,435
Sales	—	2,408,914	—	2,408,914

Total Forward Foreign Currency Contracts	—	3,228,349	—	3,228,349

Total	$—	$389,327,263	$—	$389,327,263

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts†
Buys	$—	$(1,811,430)	$—	$(1,811,430)
Sales	—	(187,115)	—	(187,115)

Total Forward Foreign Currency Contracts	—	(1,998,545)	—	(1,998,545)

Futures Contracts†
Buys	(1,108,251)	—	—	(1,108,251)

Total Futures Contracts	(1,108,251)	—	—	(1,108,251)

Total	$(1,108,251)	$(1,998,545)	$—	$(3,106,796)

†	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.

Emerging Markets

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Bermuda	$6,984,482	$—	$—	$6,984,482
Brazil	42,646,962	—	—	42,646,962
Cayman Islands	88,641,183	—	—	88,641,183
Chile	8,851,935	—	—	8,851,935
China	115,251,392	407,760	—	115,659,152
Colombia	1,189,193	—	—	1,189,193
Czech Republic	2,270,107	—	—	2,270,107
Denmark	1,646,933	—	—	1,646,933
Hong Kong	56,772,253	—	—	56,772,253
Hungary	5,039,174	—	—	5,039,174
India	116,494,947	240,787	—	116,735,734
Indonesia	26,857,122	—	—	26,857,122
Luxembourg	1,389,015	—	—	1,389,015
Malaysia	14,772,456	—	—	14,772,456
Malta	690,988	—	—	690,988
Mexico	44,344,224	—	—	44,344,224
Netherlands	5,748,198	—	—	5,748,198
Pakistan	724,085	—	—	724,085
Philippines	4,616,594	—	—	4,616,594
Poland	5,504,956	—	—	5,504,956
Qatar	6,323,619	—	—	6,323,619
Romania	409,919	—	—	409,919
Russia	17,423,497	—	—	17,423,497

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
South Africa	$46,805,877	$—	$—	$46,805,877
South Korea	126,870,103	—	—	126,870,103
Taiwan	117,706,557	—	—	117,706,557
Thailand	13,140,237	7,886,024	—	21,026,261
Turkey	15,396,725	—	—	15,396,725
United Arab Emirates	8,834,712	—	—	8,834,712
United Kingdom	23,449,528	—	—	23,449,528
United States	363,068	—	—	363,068

Total Common Stocks	927,160,041	8,534,571	—	935,694,612

Preferred Stocks
Brazil	8,912,575	—	—	8,912,575
Colombia	1,303,219	—	—	1,303,219

Total Preferred Stocks	10,215,794	—	—	10,215,794

Rights
Brazil	—	4,912	—	4,912

Total Rights	—	4,912	—	4,912

Short-Term Investments
Bank Deposits	—	92,052,801	—	92,052,801
Investment Fund	—	4,190,000	—	4,190,000
Securities Lending Collateral	—	32,050,571	—	32,050,571

Total Short-Term Investments	—	128,293,372	—	128,293,372

Forward Foreign Currency Contracts†
Buys	—	299,457	—	299,457
Sales	—	2,261,760	—	2,261,760

Total Forward Foreign Currency Contracts	—	2,561,217	—	2,561,217

Futures Contracts†
Buys	103,490	—	—	103,490

Total Futures Contracts	103,490	—	—	103,490

Synthetic Futures	—	69,321	—	69,321

Total	$937,479,325	$139,463,393	$—	$1,076,942,718

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts†
Buys	$—	$(731,760)	$—	$(731,760)
Sales	—	(249,090)	—	(249,090)

Total Forward Foreign Currency Contracts	—	(980,850)	—	(980,850)

Futures Contracts†
Buys	(156,697)	—	—	(156,697)
Sales	(251,906)	—	—	(251,906)

Total Futures Contracts	(408,603)	—	—	(408,603)

Synthetic Futures	—	(430,142)	—	(430,142)

Total	$(408,603)	$(1,410,992)	$—	$(1,819,595)

†	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.

Global Low Volatility

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$9,454,223	$—	$—	$9,454,223
Austria	5,413,375	—	—	5,413,375
Belgium	6,698,445	—	—	6,698,445
Bermuda	12,554,676	35,096	—	12,589,772
Canada	32,684,233	—	—	32,684,233
Denmark	2,028,107	—	—	2,028,107
Faroe Islands	658,955	—	—	658,955
France	17,649,375	—	—	17,649,375
Germany	11,883,465	—	—	11,883,465
Hong Kong	4,581,819	—	—	4,581,819
Ireland	8,085,667	—	—	8,085,667
Israel	4,592,942	—	—	4,592,942
Italy	3,910,332	—	—	3,910,332
Japan	48,363,422	64,866	—	48,428,288
Luxembourg	869,696	—	—	869,696
Mexico	2,195,577	—	—	2,195,577
Netherlands	9,381,700	—	—	9,381,700
New Zealand	18,228,440	—	—	18,228,440
Norway	7,780,955	—	—	7,780,955
Panama	70,824	—	—	70,824
Russia	283,329	—	—	283,329

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Singapore	$3,374,899	$271,344	$—	$3,646,243
South Korea	3,069,409	—	—	3,069,409
Spain	4,115,892	—	—	4,115,892
Sweden	10,325,697	—	—	10,325,697
Switzerland	29,063,332	—	—	29,063,332
Thailand	807,316	—	—	807,316
United Kingdom	70,940,604	—	—	70,940,604
United States	461,112,111	—	—	461,112,111

Total Common Stocks	790,178,817	371,306	—	790,550,123

Investment Companies
United States	11,944,480	—	—	11,944,480

Total Investment Companies	11,944,480	—	—	11,944,480

Preferred Stocks
Germany	2,524,070	—	—	2,524,070
Japan	373,037	—	—	373,037

Total Preferred Stocks	2,897,107	—	—	2,897,107

Warrants
United States	342,771	—	—	342,771

Total Warrants	342,771	—	—	342,771

Debt Obligations	—	2,054,919	—	2,054,919

Total Debt Obligations	—	2,054,919	—	2,054,919

Short-Term Investments
Bank Deposits	—	108,338,976	—	108,338,976
Securities Lending Collateral	—	15,704,805	—	15,704,805

Total Short-Term Investments	—	124,043,781	—	124,043,781

Forward Foreign Currency Contracts†
Sales	—	24,833	—	24,833

Total Forward Foreign Currency Contracts	—	24,833	—	24,833

Futures Contracts†
Buys	271,602	—	—	271,602

Total Futures Contracts	271,602	—	—	271,602

Total	$805,634,777	$126,494,839	$—	$932,129,616

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts†
Sales	$—	$(3,346)	$—	$(3,346)

Total Forward Foreign Currency Contracts	—	(3,346)	—	(3,346)

Futures Contracts†
Buys	(67,869)	—	—	(67,869)

Total Futures Contracts	(67,869)	—	—	(67,869)

Total	$(67,869)	$(3,346)	$—	$(71,215)

†	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.

The following tables show transfers between Level 1 and Level 2 of the fair value hierarchy:

Emerging Markets

	Transfers In			Transfers Out
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs
Common Stocks	$—	$2,915,055	*	$2,915,055	*	$—

Global Low Volatility

	Transfers In			Transfers Out
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs
Common Stocks	$—	$239,025	*	$239,025	*	$—

*	Transfers occurred between Level 1 and Level 2 as a result of foreign securities not receiving an exchange traded price.

For financial statement reporting purposes, the Funds recognize transfers between Levels as of the end of the reporting period.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

The following tables include a rollforward of the amounts for the period ended December 31, 2015 for financial instruments classified as Level 3:

Non-US Core Equity

Investments in Securities	Balance as of March 31, 2015		Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3	Purchases	Balance as of December 31, 2015		Change in Unrealized Appreciation (Depreciation) from Investments Held at December 31, 2015
COMMON STOCKS
Portugal	$100,852		$—	$1,155	$—	$—	$102,007		$1,155
Spain	0	^	—	—	—	—	0	^^	—

Total	$100,852		$—	$1,155	$—	$—	$102,007		$1,155

^	Represents one security at $0 value as of March 31, 2015.
^^	Represents one security at $0 value as of December 31, 2015.

Core Fixed

Investments in Securities	Balance as of March 31, 2015		Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3	Purchases/ Sales	Balance as of December 31, 2015		Change in Unrealized Appreciation (Depreciation) from Investments Held at December 31, 2015
DEBT OBLIGATIONS
Corporate Debt	$0	^	$—	$—	$—	$—	$0	^^	$—

Total	$0	^	$—	$—	$—	$—	$0	^^	$—

^	Represents three securities at $0 value as of March 31, 2015.
^^	Represents three securities at $0 value as of December 31, 2015.

Investments in Derivative Instruments

Non-US Core Equity, Emerging Markets and Global Low Volatility held rights during the period as a result of corporate actions. Small/Mid Cap Growth and Global Low Volatility held warrants during the period as a result of corporate actions.

At December 31, 2015 and during the period then ended, the Funds had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

Large Cap Growth

ASSET DERIVATIVES

	Equity Risk	Total
Futures Contracts(3)	$144,711	$144,711

Total Value	$144,711	$144,711

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(5)

	Equity Risk	Total
Futures Contracts	127	127

Large Cap Value

ASSET DERIVATIVES

	Equity Risk	Total
Futures Contracts(3)	$31,845	$31,845

Total Value	$31,845	$31,845

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(5)

	Equity Risk	Total
Futures Contracts	139	139

Small/Mid Cap Growth

ASSET DERIVATIVES

	Equity Risk		Total
Warrants(1)	$0	*	$0
Futures Contracts(3)	183,469		183,469

Total Value	$183,469		$183,469

LIABILITY DERIVATIVES

	Equity Risk	Total
Futures Contracts(3)	$(25,025)	$(25,025)

Total Value	$(25,025)	$(25,025)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(5)

	Equity Risk	Total
Warrants	27,862	27,862
Futures Contracts	174	174

Small/Mid Cap Value

ASSET DERIVATIVES

	Equity Risk	Total
Futures Contracts(3)	$151,182	$151,182

Total Value	$151,182	$151,182

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(5)

	Equity Risk	Total
Futures Contracts	147	147

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Non-US Core Equity

ASSET DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Futures Contracts(3)	$—	$1,054,585	$1,054,585

Total Value	$—	$1,054,585	$1,054,585

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(5)

	Foreign Exchange Risk	Equity Risk	Total
Rights	—	67,500	67,500
Options Purchased	715,313,900	—	715,313,900
Futures Contracts	—	853	853
Forward Foreign Currency Contracts	(21,214)	—	(21,214)

Core Fixed

ASSET DERIVATIVES

	Interest Rate Risk		Credit Risk		Foreign Exchange Risk	Total
Futures Contracts(3)	$150,746		$—		$—	$150,746
Swap Contracts(4)	51,394	**	208,839	**	—	260,233

Total Value	$202,140		$208,839		$—	$410,979

LIABILITY DERIVATIVES

	Interest Rate Risk	Credit Risk	Foreign Exchange Risk	Total
Futures Contracts(3)	$(145,015)	$—	$—	$(145,015)
Swap Contracts(4)	(390,720)**	—	—	(390,720)

Total Value	$(535,735)	$—	$—	$(535,735)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(5)

	Interest Rate Risk	Credit Risk	Foreign Exchange Risk	Total
Options Purchased	199,571	—	2,385,000	2,584,571
Options Written	(199,571)	—	(2,385,000)	(2,584,571)
Futures Contracts	677	—	—	677
Swap Contracts	60,328,333	17,000,000	—	77,328,333

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Opportunistic Fixed

ASSET DERIVATIVES

	Foreign Exchange Risk	Interest Rate Risk	Total
Forward Foreign Currency Contracts(2)	$3,228,349	$—	$3,228,349

Total Value	$3,228,349	$—	$3,228,349

LIABILITY DERIVATIVES

	Foreign Exchange Risk	Interest Rate Risk	Total
Forward Foreign Currency Contracts(2)	$(1,998,545)	$—	$(1,998,545)
Futures Contracts(3)	—	(1,108,251)	(1,108,251)

Total Value	$(1,998,545)	$(1,108,251)	$(3,106,796)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(5)

	Foreign Exchange Risk	Interest Rate Risk	Total
Forward Foreign Currency Contracts†	512,153	—	512,153
Futures Contracts	—	1,718	1,718

Emerging Markets

ASSET DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Rights(1)	$—	$4,912	$4,912
Forward Foreign Currency Contracts(2)	2,561,217	—	2,561,217
Futures Contracts(3) ††	—	172,811	172,811

Total Value	$2,561,217	$177,723	$2,738,940

LIABILITY DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Forward Foreign Currency Contracts(2)	$(980,850)	$—	$(980,850)
Futures Contracts(3) ††	—	(838,745)	(838,745)

Total Value	$(980,850)	$(838,745)	$(1,819,595)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(5)

	Foreign Exchange Risk	Equity Risk	Total
Rights	—	9,388	9,388
Forward Foreign Currency Contracts	37,196,894	—	37,196,894
Futures Contracts††	—	2,062,389	2,062,389

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Global Low Volatility

ASSET DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Warrants(1)	$—	$342,771	$342,771
Forward Foreign Currency Contracts(2)	24,833	—	24,833
Futures Contracts(3)	271,602	—	271,602

Total Value	$296,435	$342,771	$639,206

LIABILITY DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Forward Foreign Currency Contracts(2)	$(3,346)	$—	$(3,346)
Futures(3)	(22,500)	(45,369)	(67,869)

Total Value	$(25,846)	$(45,369)	$(71,215)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(5)

	Foreign Exchange Risk	Equity Risk	Total
Rights	—	198,752	198,752
Warrants	—	24,957	24,957
Forward Foreign Currency Contracts	(1,764,460)	—	(1,764,460)
Futures Contracts	19	350	369

*	Represents one security at $0 value as of December 31, 2015.
**	Centrally Cleared Swaps are valued at unrealized appreciation/depreciation on the Schedule of Investments.
†	Includes Cross Currency Foreign Currency Contracts.
††	Includes Synthetic Futures.
(1)	As shown within the Schedule of Investments.
(2)	As shown in the Forward Foreign Currency Contracts/Cross Currency Foreign Currency Contracts table within the Schedule of Investments.
(3)	As shown in the Futures Contracts and Synthetic Futures tables within the Schedule of Investments.
(4)	As shown in the Centrally Cleared Interest Rate Swaps, Centrally Cleared Credit Default Swaps and Credit Default Swaps tables within the Schedule of Investments.
(5)	Amounts disclosed represent average number of contracts, notional amounts, or shares/units outstanding for the months that the Fund held such derivatives during the period ended December 31, 2015.

The Funds follow FASB ASC 815-10-50 “Disclosures about Credit Derivatives and Certain Guarantees”. This applies to written credit derivatives, hybrid instruments with embedded credit derivatives (for example, credit-linked notes), and certain guarantees.

The following is a summary of open centrally cleared credit default swap positions held in Core Fixed at December 31, 2015:

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Maximum Potential Amount of Future Payments Under the Contract	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Value
17,000,000	USD	06/20/20	JPMorgan Chase N.A.	Buy	$17,000,000	(1.00%)	CDX.IG.24 CG24	$208,839	$(106,092)

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

(b)  Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts for debt securities. Income is not recognized, nor are premium and discount amortized, on securities for which collection is not expected. Withholding taxes on foreign dividend, interest, and capital gains have been provided for in accordance with the respective country’s tax rules and rates. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation-adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified-cost basis.

(c)  Cash and short term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of the Fund’s net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

(d)  Securities lending

A Fund may lend its portfolio securities to qualified broker/dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current fair value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate fair value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. A liability for cash collateral is reflected in the Statements of Assets and Liabilities, and is categorized as Level 2 within the fair value hierarchy. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

Certain Funds may from time to time participate in a securities lending program under which the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”) acting as securities lending agent, is authorized to lend Fund portfolio securities to qualified broker/dealers and financial institutions that post appropriate collateral. The Custodian has agreed to indemnify the Funds in case of default of any security borrower.

Securities on loan are fully collateralized and the collateral was equal to or exceeded the securities on loan at December 31, 2015. Cash collateral is invested in the State Street Institutional U.S. Government Money Market Fund, Premier Class. The Custodian receives a portion of the interest earned on any reinvested collateral. The

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at December 31, 2015 were as follows:

	Market Value of Loaned Securities	Value of Cash Collateral	Value of Non-Cash Collateral
Large Cap Growth	$19,992,311	$19,821,377	$526,679
Large Cap Value	7,178,349	6,731,170	708,516
Small/Mid Cap Growth	33,367,047	33,604,743	797,675
Small/Mid Cap Value	28,077,518	27,762,929	1,582,552
Non-US Core Equity	37,948,410	39,152,489	930,306
Core Fixed	8,913,787	9,113,723	—
Opportunistic Fixed	17,096,311	17,319,795	—
Emerging Markets	34,090,367	32,050,571	3,647,818
Global Low Volatility	15,820,109	15,704,805	707,001

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in repurchase agreements and other similar transactions that are accounted for as secured borrowing.

For Large Cap Growth, Large Cap Value, Small/Mid Cap Value, Non-US Core Equity and Emerging Markets, all of the securities on loan are classified as Common Stocks in each Fund’s Schedule of Investments at December 31, 2015.

For Opportunistic Fixed, all of the securities on loan are classified as Corporate Debt in the Fund’s Schedule of Investments at December 31, 2015.

For Small/Mid Cap Growth, Core Fixed and Global Low Volatility, the value of the security loan obligation is classified as follows at December 31, 2015:

Small/Mid Cap Growth

	Remaining Contractual Maturity of the Agreements As of December 31, 2015
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$33,604,743	$—	$—	$—	$33,604,743
Warrants	—	—	—	—	—

Total	$33,604,743	$—	$—	$—	$33,604,743

Total Borrowings	$33,604,743	$—	$—	$—	$33,604,743

Gross amount of recognized liabilities for securities lending transactions					$33,604,743

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Core Fixed

	Remaining Contractual Maturity of the Agreements As of December 31, 2015
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Corporate Debt	$9,100,336	$—	$—	$—	$9,100,336
Preferred Stocks	13,387	—	—	—	13,387

Total	$9,113,723	$—	$—	$—	$9,113,723

Total Borrowings	$9,113,723	$—	$—	$—	$9,113,723

Gross amount of recognized liabilities for securities lending transactions					$9,113,723

Global Low Volatility

	Remaining Contractual Maturity of the Agreements As of December 31, 2015
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$8,986,228	$—	$—	$—	$8,986,228
Investment Companies	6,718,577	—	—	—	6,718,577

Total	$15,704,805	$—	$—	$—	$15,704,805

Total Borrowings	$15,704,805	$—	$—	$—	$15,704,805

Gross amount of recognized liabilities for securities lending transactions					$15,704,805

(e)  Repurchase agreements

A Fund may enter into a repurchase agreement under the terms of a Master Repurchase Agreement (“MRA”) where the Fund purchases securities from a bank or broker/dealer who simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to a seller secured by the securities transferred to the Fund. Repurchase agreements are fully collateralized and the collateral is marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund.

An MRA permits the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Funds receive or post securities as collateral with a market value in excess of the repurchase price to be paid or received by the Funds upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Funds would

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

recognize a liability with respect to such excess collateral to reflect the Funds’ obligation under bankruptcy law to return the excess to the counterparty. As of December 31, 2015, none of the Funds held open repurchase agreements.

(f)  Swaps

Swap contracts are derivatives in the form of a contract or similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default, and index swaps, and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio, to modify the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Up-front payments received or made are reflected as “up-front net premiums received” or “up-front net premiums paid”, respectively, on the Statement of Assets and Liabilities. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The credit default swap agreements may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit worthiness and an increased market perception that there is a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rates, serve as an indication of the current status of the payment/performance risk.

Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

The equity swaps in which the Funds may invest involve agreements with a counterparty. The return to the Funds on any equity swap contract will be the total return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest component based on the notional amount of the agreement. The Funds will only enter into an equity swap contract on a net basis, i.e., the two parties’ obligations are netted out, with the Funds paying or receiving, as the case may be, only the net amount of the payments. Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Whether a Fund’s use of swap agreements or swap options will be successful in achieving the Fund’s investment objective will depend on the Subadvisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap at the time of default, and not the entire notional amount of the swap contract now that the potential loss can be mitigated by the posting of collateral and offsetting provisions of the ISDA. The Subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of counterparty default on swaps.

Because swaps are two party contracts that may be subject to contractual restrictions on transferability and termination, and they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures pursuant to which the Advisor may determine that swaps (including swap options) are liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) enacted in 2010, a regulatory framework for certain OTC derivatives, such as swaps was enacted. The Dodd-Frank Act requires many swap transactions to be executed on registered exchanges or through swap execution facilities, cleared through a regulated clearinghouse, and publicly reported. In addition, many market participants are now regulated as swap dealers or swap participants, and are subject to certain minimum capital and margin requirements and business conduct standards.

The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Funds’ ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Cash margin is recorded on the Statements of Assets and Liabilities as cash collateral held at broker on open swap contracts. Swap agreements are marked to market daily. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

A Fund will accrue for interim payments on swap contracts on a daily basis, with the net amount recorded as interest payable or receivable on swap contracts on the Statements of Assets and Liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap contracts, in addition to realized gain/loss recorded upon the termination of swap contracts on the Statements of Operations. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts (swap contracts, at value on the Statements of Assets and Liabilities).

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Swap agreements are marked to market daily. The change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments are included as part of realized gain (loss) on the Statements of Operations.

The swaps in which the Fund may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty, if possible.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor or Subadvisor is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that Subadvisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If a Subadvisor attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

During the period ended December 31, 2015, Core Fixed used swap agreements to adjust interest rate and yield curve exposure or to manage credit exposure. See the Core Fixed Schedule of Investments for a listing of open swap agreements as of December 31, 2015.

(g)  Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest rates, or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right of a Fund to obtain delivery of the securities or foreign currency underlying the contract at a specified price on a specified future date. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

When a Fund enters into a futures contract, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Futures contracts are marked-to-market daily, depending upon changes in the price of the underlying securities subject to the futures contracts, and the change in value is recorded by the Fund as a variation margin payable or receivable. The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission (“CFTC”) for sale to customers in the United States, or

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

on foreign exchanges. In addition, a Fund may sell stock index futures in anticipation of, or during a market decline to attempt to offset the decrease in the market value of the Fund’s common stocks that might otherwise result, and a Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

In entering into futures contracts and options on futures contracts, there is a credit risk that a counterparty will not be able to meet its obligations to the Fund. The counterparty for futures contracts and options on futures contracts traded in the United States and on most foreign futures exchanges is the clearinghouse associated with such exchange. In general, clearinghouses are backed by the corporate members of the clearinghouse who are required to share any financial burden resulting from the non-performance by one of its members and, as such, should significantly reduce this credit risk. In cases where the clearinghouse is not backed by the clearing members (i.e., some foreign exchanges), it is normally backed by a consortium of banks or other financial institutions. There can be no assurance that any counterparty, clearing member or clearinghouse will be able to meet its obligations to the Fund.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

Where the futures market is not as developed or where the regulations prevent or make it disadvantageous to trade futures, Emerging Markets will utilize synthetic futures as part of the country selection strategy implementation. A synthetic future operates like a swap transaction and uses equity index swaps on equity index futures. These are marked to market daily and the change in value is recorded as unrealized gain or loss in the Statement of Operations.

During the period ended December 31, 2015, Large Cap Growth, Large Cap Value, Small/Mid Cap Growth, Small/Mid Cap Value, Non-US Core Equity, Emerging Markets and Global Low Volatility used futures to equitize cash. Core Fixed and Opportunistic Fixed used futures to adjust interest rate exposure and replicate government bond positions. Emerging Markets also used futures to create passive index exposure to certain domestic emerging market country indices in the Fund. See the Schedules of Investments for a listing of open futures contracts as of December 31, 2015.

(h)  Options

The Funds may purchase and sell (write) put and call options on debt securities, currencies and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security, currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.

The Funds may enter into swap options (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may sell (write) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised. However, when a Fund writes a swaption, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

value above the exercise price of the option, and when the Fund writes a put option, it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities, currencies and interest rates.

During the period ended December 31, 2015, Non-US Core Equity used options to adjust exposure to foreign currency and to efficiently maintain liquidity. Core Fixed used options to manage interest rate and volatility exposure.

Transactions in written option contracts for Core Fixed for the period ended December 31, 2015, is as follows:

	Number of Contracts/ Notional Amount	Premiums Received
Options outstanding at March 31, 2015	260	$38,147
Options written	3,146	458,394
Options terminated in closing purchase transactions	(1,438)	(298,334)
Options expired	(1,968)	(198,207)

Options outstanding at December 31, 2015	—	$—

(i)  Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time the contract was opened and the value at the time the contract was closed.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Custodian or the Fund’s sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund’s total assets committed to the consummation of such forward contract. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contract.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

During the period ended December 31, 2015, Opportunistic Fixed used forward foreign currency contracts for a variety of purposes, including hedging, risk management, efficient portfolio management, enhancing total returns, or as a substitute for taking a position in the underlying asset. Non-US Core Equity, Emerging Markets and Global Low Volatility used forward foreign currency contracts to hedge, cross hedge or to actively manage the currency exposures in the Funds. See the Opportunistic Fixed, Emerging Markets and Global Low Volatility Schedules of Investments for a listing of open forward foreign currency contracts as of December 31, 2015.

(j)  Foreign currency translation

The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations within each Fund’s Statement of Operations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

(k)  When-issued securities/TBA securities

Purchasing securities on a “when-issued” basis is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis such as TBA securities. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring the securities unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining the Fund’s NAV. The market value of when-issued or forward delivery securities may be more or less than the purchase price. Certain risks may arise upon entering into when-issued or forward delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date. See the Core Fixed Schedule of Investments for TBA and when-issued securities held as of December 31, 2015.

(l)  Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

as a realized gain when the amount of the return of capital is conclusively determined. See each Fund’s Schedule of Investments for REIT securities held as of December 31, 2015.

(m)  Mortgage-related and other asset-backed securities

The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of stripped mortgage-backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. See the Schedule of Investments for mortgage-backed and asset-backed securities held by Core Fixed as of December 31, 2015.

(n)  Mortgage dollar roll and treasury roll transactions

The Funds may sell mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. The Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

The Funds may enter into treasury roll transactions. In a treasury roll transaction the Fund sells a treasury security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price at a future settlement date. The Fund receives cash from the sale of the treasury security to use for other investment purposes. The difference between the sale and repurchase price represents net interest income or net interest expense. Under GAAP, the treasury roll transaction is accounted for as a financing transaction and not as a purchase or sale. During the term of the borrowing the Fund records the related interest income or interest expenses on an accrual basis. Treasury roll transactions involve the risk that the market value of the securities that the Fund is required to repurchase may decline below the agreed upon repurchase price of those securities.

Treasury roll transactions are entered into by the Funds under an MRA. An MRA permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With treasury roll transactions, typically the Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund obligation under bankruptcy law to return the excess to the counterparty. The Funds did not hold open treasury rolls as of December 31, 2015.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

(o)  Bank loans

Core Fixed may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At December 31, 2015, the Funds held no unfunded loan commitments.

(p)  Indexed securities

The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

(q)  Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal and state income or excise tax is necessary.

The Funds’ policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually. All distributions are paid in shares of the Funds, at NAV, unless the shareholder elects to receive cash distributions. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise taxes on the Funds. The amount of any distribution will vary, and there is no guarantee that a Fund will pay either income dividends or capital gains distributions.

(r)  Allocation of expenses and income

The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the applicable Funds, taking into consideration, among other things, the nature and type of expense and the relative size of each applicable Fund.

(s)  Redemption fees

While none of the Funds’ classes have initial or contingent deferred sales charges on purchases of Fund shares, redemptions of Fund shares held less than 30 days may be assessed a 2% short-term trading fee and recorded as paid-in capital.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

3.	Federal income taxes

As of December 31, 2015, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Growth	$318,755,210	$31,137,261	$(13,203,227)	$17,934,034
Large Cap Value	325,686,821	23,485,778	(30,737,062)	(7,251,284)
Small/Mid Cap Growth	437,616,110	55,188,919	(21,369,468)	33,819,451
Small/Mid Cap Value	476,677,800	26,801,012	(36,450,247)	(9,649,235)
Non-US Core Equity	1,940,271,263	134,117,576	(108,348,643)	25,768,933
Core Fixed	829,319,459	9,176,275	(19,123,457)	(9,947,182)
Opportunistic Fixed	466,464,990	946,036	(81,312,112)	(80,366,076)
Emerging Markets	1,190,998,315	39,699,387	(156,489,012)	(116,789,625)
Global Low Volatility	902,912,591	78,921,179	(50,000,589)	28,920,590

The temporary differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, investments in passive foreign investment companies and other basis adjustments.

4.	Subsequent events

Management has determined that no material events or transactions occurred subsequent to December 31, 2015 through the date the schedules of investments were filed with the Securities and Exchange Commission that would require additional disclosure.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (17CFR 270.30a-3(c))), are effective based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercer Funds

By:	/s/ Richard Nuzum
Richard Nuzum
President and Chief Executive Officer (Principal Executive Officer)

Date:	February 23, 2016

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report had been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard Nuzum
Richard Nuzum
President and Chief Executive Officer (Principal Executive Officer)

Date:	February 23, 2016

By:	/s/ Janice Desmond
Janice Desmond
Treasurer and Principal Accounting Officer (Principal Financial Officer)

Date:	February 23, 2016